NORTHERN FUNDS [LOGO]-Registered Trademark-

Income Equity Fund
Stock Index Fund
Large Cap Value Fund
Growth Equity Fund
Select Equity Fund
Mid Cap Growth Fund
Small Cap Index Fund
Small Cap Value Fund
Small Cap Growth Fund
Growth Opportunities Fund
International Growth Equity Fund
International Select Equity Fund
Technology Fund
Global Communications Fund


-------------------------------------------------------------------------------
                               EQUITY SEMIANNUAL
-------------------------------------------------------------------------------

[GRAPHIC PHOTO OF ABACUS]
[GRAPHIC PHOTO OF GEARS]
[GRAPHIC PHOTO OF STONES]

SEPTEMBER 30, 2000

NORTHERN EQUITY FUNDS OVERVIEW

There has been a shift in the market toward stocks of companies with high earnings certainty and lower valuations during the past several months and we expect this trend to continue. This has caused a needed broadening in the market leadership as more stocks have participated, moving the market away from the technology leadership in 1999 and mega cap leadership prevalent from 1996-1998. We view this rotation from narrow leadership to be healthy for the equity market. An additional interesting development has been the strong relative performance of the mid-cap stocks, which has been substantially better than both the large cap and small cap areas. This too has added to the market's breadth as institutions and individual investors have turned toward reasonably valued growth stocks that are liquid enough in which to establish positions.

The decline of the Euro versus the U.S. dollar has generated concerns for U.S. companies doing significant business in Europe not only from a softening demand standpoint, but also considering the potential impact on reported earnings. The technology sector continues to remain volatile since the beginning of its sell off in March. In addition, earnings concerns have again crept back into the market, particularly in the technology sector. The financial, health care and energy sectors have benefited from slower economic growth and higher oil prices. Prices for all energy products are 100% higher than last year and the heating season has not yet begun. Energy prices will remain an issue throughout the winter season.

We continue to remain constructive on the overall equity market as the economic and interest rate environments are favorable. We also believe that the market will continue to broaden with mid caps continuing to lead the market.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

TABLE OF CONTENTS                                          PAGE


      Statements of Assets and Liabilities ..................2
      Statements of Operations ..............................4
      Statements of Changes in Net Assets ...................6
      Financial Highlights .................................10
      Schedules of Investments
          Income Equity Fund ...............................19
          Stock Index Fund .................................22
          Large Cap Value Fund .............................30
          Growth Equity Fund ...............................32
          Select Equity Fund ...............................35
          Mid Cap Growth Fund ..............................37
          Small Cap Index Fund .............................39
          Small Cap Value Fund .............................64
          Small Cap Growth Fund ............................76
          Growth Opportunities Fund ........................78
          International Growth Equity Fund .................80
          International Select Equity Fund .................82
          Technology Fund ..................................84
          Global Communications Fund .......................86

   Notes to the Financial Statements .......................88

------------------------
    NOT FDIC-INSURED
------------------------
     May lose value
    No bank guarantee
------------------------

An investment in Northern Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

An investment in a non-money market fund involves risks including possible loss of principal.

Shares of Northern Funds are distributed by Northern Funds Distributors, LLC, an independent third party.

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

STATEMENTS OF ASSETS AND LIABILITIES    SEPTEMBER 30, 2000 (UNAUDITED)

EQUITY FUNDS

                                         INCOME      STOCK      LARGE CAP    GROWTH        SELECT
AMOUNTS IN THOUSANDS,                    EQUITY      INDEX        VALUE      EQUITY        EQUITY
EXCEPT PER SHARE DATA                     FUND       FUND         FUND        FUND          FUND
---------------------                    ------      -----      ---------    ------        ------
ASSETS:

   Investments, at value (cost
     $178,035, $335,673, $5,895,
     $946,119, $429,803, $700,524,
     $103,071, $174,623, $546,822,
     $2,821, $724,028, $242,277,
     $1,862,820 and $114,234,
     respectively)                      $201,356    $527,098     $5,827    $1,335,622     $595,651
   Cash and foreign currencies                --           2          1            --           --
   Income receivable                         698         390         10           469          189
   Receivable for foreign tax withheld        --          --         --            --           --
   Receivable for securities sold            448          --         --         4,154       25,384
   Receivable for fund shares sold            20          85         25             2        1,069
   Receivable from Adviser                     6          13          4            30           13
   Prepaid and other assets                    2          12         10            54           15
-------------------------------------------------------------------------------------------------------
        Total Assets                     202,530     527,600      5,877     1,340,331      622,321
-------------------------------------------------------------------------------------------------------
LIABILITIES:
   Cash overdraft                             --          --         --            --            9
   Payable for securities purchased        2,500         225        381        10,069       25,755
   Payable for fund shares redeemed           --          --         --            45           15
   Accrued investment advisory fees           28          34          1           185           83
   Accrued administration fees                 5          13         --            33           15
   Accrued custody and accounting fees         3          --          4            --           --
   Accrued transfer agent fees                 3           9         --            22           10
   Accrued registration fees and
     other liabilities                        24          19         12            98           17
-------------------------------------------------------------------------------------------------------
        Total Liabilities                  2,563         300        398        10,452       25,904
-------------------------------------------------------------------------------------------------------
   Net Assets                           $199,967    $527,300     $5,479    $1,329,879     $596,417
-------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
   Capital stock                        $150,335    $302,198     $5,545    $  740,008     $380,867
   Accumulated undistributed
     (distributions in excess of)
     net investment income (loss)            135         163         15          (909)        (480)
   Accumulated undistributed net
     realized gains (losses) on
     investments, futures and foreign
     currency transactions                26,176      34,102        (13)      201,277       50,182
   Net unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions,
     forward foreign currency
     contracts and futures contracts      23,321     190,837        (68)      389,503      165,848
   Net unrealized losses on
     translation of assets and
     liabilities denominated in
     foreign currencies                       --          --         --            --           --
-------------------------------------------------------------------------------------------------------
   Net Assets                           $199,967    $527,300     $5,479    $1,329,879     $596,417
-------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR
   VALUE, UNLIMITED AUTHORIZATION)        13,960      27,406        549        53,241       16,662

NET ASSET VALUE, REDEMPTION AND
   OFFERING PRICE PER SHARE             $  14.32    $  19.24     $ 9.99    $    24.98     $  35.80
-------------------------------------------------------------------------------------------------------
SEE NOTES TO THE FINANCIAL STATEMENTS.

                                          NORTHERN FUNDS Semiannual Report

                                               MID          SMALL         SMALL        SMALL                         INT'L.
                                               CAP           CAP          CAP           CAP           GROWTH         GROWTH
AMOUNTS IN THOUSANDS,                         GROWTH        INDEX         VALUE        GROWTH      OPPORTUNITIES     EQUITY
EXCEPT PER SHARE DATA                          FUND          FUND         FUND         FUND            FUND           FUND
---------------------                         ------        -----         -----        ------      -------------     ------
ASSETS:

   Investments, at value (cost
     $178,035, $335,673, $5,895,
     $946,119, $429,803, $700,524,
     $103,071, $174,623, $546,822,
     $2,821, $724,028, $242,277,
     $1,862,820 and $114,234,
     respectively)                       $   842,987    $   103,585   $   188,995   $   657,929    $     2,846   $   704,286

   Cash and foreign currencies                     1             96            --             1          2,983            66
   Income receivable                              15             --           104            59             --           907
   Receivable for foreign tax withheld            --             --            --            --             --           728
   Receivable for securities sold              5,993             77         3,316        20,718             --         9,307
   Receivable for fund shares sold             1,345             15            15            40             --         4,022
   Receivable from Adviser                        18              6             6             2              3            14
   Prepaid and other assets                       32             57             3            81             16            53
--------------------------------------------------------------------------------------------------------------------------------
        Total Assets                         850,391        103,836       192,439       678,830          5,848       719,383
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Cash overdraft                                 --              3            10            --             --            --
   Payable for securities purchased            7,289              6         2,381        22,283          2,821        26,264
   Payable for fund shares redeemed               --             --             7            --             --            --
   Accrued investment advisory fees              117              8            26           106             --           114
   Accrued administration fees                    20              3             5            16             --            17
   Accrued custody and accounting fees            --             --            34            --              1            --
   Accrued transfer agent fees                    14              2             3            11             --            12
   Accrued registration fees and
     other liabilities                            60             15            16            17              1            32
--------------------------------------------------------------------------------------------------------------------------------
        Total Liabilities                      7,500             37         2,482        22,433          2,823        26,439
--------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                842,891        103,799       189,957       656,397          3,025       692,944
--------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
   Capital stock                         $   633,613    $    79,704   $   120,954   $   543,974    $     3,000   $   632,207
   Accumulated undistributed
     (distributions in excess of)
     net investment income (loss)             (2,991)           636           481        (2,751)            --         2,863
   Accumulated undistributed net
     realized gains (losses) on
     investments, futures and foreign
     currency transactions                    69,806         22,976        54,364         4,067             --        77,706
   Net unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions,
     forward foreign currency
     contracts and futures contracts         142,463            483        14,158       111,107             25       (19,617)
   Net unrealized losses on
     translation of assets and
     liabilities denominated in
     foreign currencies                           --             --            --            --             --          (215)
--------------------------------------------------------------------------------------------------------------------------------
   Net Assets                            $   842,891    $   103,799   $   189,957   $   656,397    $     3,025   $   692,944
--------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR
   VALUE, UNLIMITED AUTHORIZATION)            38,528          8,822        12,036        34,165            300        52,493

NET ASSET VALUE, REDEMPTION AND
   OFFERING PRICE PER SHARE              $     21.88    $     11.77   $     15.78   $     19.21    $     10.08   $     13.20
--------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO THE FINANCIAL STATEMENTS.

                                               INT'L.
                                               SELECT                      GLOBAL
AMOUNTS IN THOUSANDS,                          EQUITY    TECHNOLOGY    COMMUNICATIONS
EXCEPT PER SHARE DATA                           FUND        FUND            FUND
---------------------                          ------    ----------    --------------
ASSETS:

   Investments, at value (cost
     $178,035, $335,673, $5,895,
     $946,119, $429,803, $700,524,
     $103,071, $174,623, $546,822,
     $2,821, $724,028, $242,277,
     $1,862,820 and $114,234,
     respectively)                       $   229,614    $ 2,552,016    $   119,119

   Cash and foreign currencies                 2,649              1             --
   Income receivable                             301            113              4
   Receivable for foreign tax withheld           282             --             --
   Receivable for securities sold              2,527         31,218            695
   Receivable for fund shares sold             3,394          2,800             15
   Receivable from Adviser                         5             21              3
   Prepaid and other assets                       39            129              9
--------------------------------------------------------------------------------------
        Total Assets                         238,811      2,586,298        119,845
--------------------------------------------------------------------------------------
LIABILITIES:
   Cash overdraft                                 --             --             --
   Payable for securities purchased            4,101         28,838          1,323
   Payable for fund shares redeemed               --            316              1
   Accrued investment advisory fees               38            426             21
   Accrued administration fees                     6             64              3
   Accrued custody and accounting fees            --             --             --
   Accrued transfer agent fees                     4             42              2
   Accrued registration fees and
     other liabilities                            15            210             19
--------------------------------------------------------------------------------------
        Total Liabilities                      4,164         29,896          1,369
--------------------------------------------------------------------------------------
   Net Assets                                234,647      2,556,402        118,476
--------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
   Capital stock                         $   213,038    $ 1,540,143    $   115,557
   Accumulated undistributed
     (distributions in excess of)
     net investment income (loss)              3,746        (10,311)          (156)
   Accumulated undistributed net
     realized gains (losses) on
     investments, futures and foreign
     currency transactions                    30,552        337,374         (1,810)
   Net unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions,
     forward foreign currency
     contracts and futures contracts         (12,642)       689,196          4,885
   Net unrealized losses on
     translation of assets and
     liabilities denominated in
     foreign currencies                          (47)            --             --
--------------------------------------------------------------------------------------
   Net Assets                            $   234,647    $ 2,556,402    $   118,476
--------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR
   VALUE, UNLIMITED AUTHORIZATION)            17,513         45,098         10,176

NET ASSET VALUE, REDEMPTION AND
   OFFERING PRICE PER SHARE              $     13.40    $     56.69    $     11.64
--------------------------------------------------------------------------------------
SEE NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS   SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

EQUITY FUNDS

                                          INCOME       STOCK     LARGE CAP    GROWTH        SELECT
                                          EQUITY       INDEX       VALUE      EQUITY        EQUITY
AMOUNTS IN THOUSANDS                       FUND        FUND       FUND(1)      FUND          FUND
--------------------                      ------       -----     ---------    ------        ------
INVESTMENT INCOME:

   Interest income                        $1,309    $    342       $ 15      $  4,884       $  782
   Dividend income                         2,165       2,944          5           872        1,327
------------------------------------------------------------------------------------------------------
   Total Investment Income                 3,474       3,286         20         5,756        2,109
------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                1,015       1,596          5         6,665        3,107
   Administration fees                       152         399          1         1,000          388
   Transfer agent fees                       101         266          1           667          259
   Custody and accounting fees                34          84         12            43           61
   Professional fees                           5           9          7            29            6
   Registration fees                          31          37         11           106           28
   Trustees' fees and expenses                 1           4          1            16            1
   Other                                      14          17          1            41           11
------------------------------------------------------------------------------------------------------
   Total Expenses                          1,353       2,412         39         8,567        3,861
     Less voluntary waivers of
       investment advisory fees             (152)       (532)        (1)       (1,000)        (906)
     Less reimbursement of expenses
       by Adviser                           (186)       (417)       (33)         (902)        (366)
------------------------------------------------------------------------------------------------------
     Net Expenses                          1,015       1,463          5         6,665        2,589
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)               2,459       1,823         15          (909)        (480)
------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gains (losses) on:
     Investments                          12,329       9,283        (13)       43,157        2,587
     Futures contracts                        --        (231)        --            --           --
     Foreign currency transactions            --          --         --            --           --
   Net change in unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions,
     forward foreign currency contracts
     and futures contracts               (11,897)    (32,411)       (68)      (72,712)       3,125
   Net change in unrealized losses on
     translation of assets and
     liabilities denominated in
     foreign currencies                       --          --         --            --           --
------------------------------------------------------------------------------------------------------
     Net Gains (Losses) on Investments       432     (23,359)       (81)      (29,555)       5,712
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $2,891    $(21,536)      $(66)     $(30,464)      $5,232
------------------------------------------------------------------------------------------------------


(1)  Commenced investment operations on August 3, 2000.
(2)  Commenced investment operations on September 26, 2000.
(3)  Net of $577 in non-reclaimable foreign withholding taxes.
(4)  Net of $151 in non-reclaimable foreign withholding taxes.
(5)  Commenced investment operations on May 15, 2000.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                          NORTHERN FUNDS Semiannual Report

                                                  MID         SMALL        SMALL         SMALL
                                                  CAP          CAP          CAP           CAP         GROWTH
                                                 GROWTH       INDEX        VALUE         GROWTH    OPPORTUNITIES
AMOUNTS IN THOUSANDS                              FUND        FUND         FUND           FUND        FUND(2)
--------------------                             ------       -----        -----         ------    -------------
INVESTMENT INCOME:

   Interest income                            $     649    $      86    $     255    $     457     $     --
   Dividend income                                  249          677          952          341           --
----------------------------------------------------------------------------------------------------------------
   Total Investment Income                          898          763        1,207          798           --
----------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                       3,889          331        1,131        3,408           --
   Administration fees                              583           76          141          426           --
   Transfer agent fees                              389           51           94          284           --
   Custody and accounting fees                       64           99           48           43            1
   Professional fees                                 15            2            5            4            1
   Registration fees                                 59           22           26           24            1
   Trustees' fees and expenses                        7            2            1            1           --
   Other                                             21            6           11            7           --
----------------------------------------------------------------------------------------------------------------
   Total Expenses                                 5,027          589        1,457        4,197            3
     Less voluntary waivers of
       investment advisory fees                    (583)         (76)        (330)        (568)          --
     Less reimbursement of expenses
       by Adviser                                  (555)        (182)        (185)         (79)          (3)
----------------------------------------------------------------------------------------------------------------
     Net Expenses                                 3,889          331          942        3,550           --
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                     (2,991)         432          265       (2,752)          --
----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gains (losses) on:
     Investments                                (18,193)      13,010       17,087      (53,695)          --
     Futures contracts                               --         (606)        (929)          --           --
     Foreign currency transactions                   --           --           --           --           --
   Net change in unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions,
     forward foreign currency contracts
     and futures contracts                      (64,028)     (16,672)      (2,216)      65,729           25
   Net change in unrealized losses on
     translation of assets and
     liabilities denominated in
     foreign currencies                              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
     Net Gains (Losses) on Investments          (82,221)      (4,268)      13,942       12,034           25
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  $ (85,212)   $  (3,836)   $  14,207    $   9,282     $     25
----------------------------------------------------------------------------------------------------------------

                                                INT'L.         INT'L.
                                                GROWTH         SELECT                         GLOBAL
                                                EQUITY         EQUITY       TECHNOLOGY    COMMUNICATIONS
AMOUNTS IN THOUSANDS                            FUND           FUND           FUND            FUND(5)
--------------------                            ------         ------       ----------    --------------
INVESTMENT INCOME:

   Interest income                           $   6,312       $     529       $   4,807    $     211
   Dividend income                               1,555           2,136             316            6
--------------------------------------------------------------------------------------------------------
   Total Investment Income                       7,867(3)        2,665(4)        5,123          217
--------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                      4,297           1,519          14,817          359
   Administration fees                             537             190           1,852           43
   Transfer agent fees                             358             127           1,235           29
   Custody and accounting fees                     336             120             252           20
   Professional fees                                13               4              56           11
   Registration fees                                45              25             231           13
   Trustees' fees and expenses                       6               1              34            2
   Other                                            22               7              84            3
--------------------------------------------------------------------------------------------------------
   Total Expenses                                5,614           1,993          18,561          480
     Less voluntary waivers of
       investment advisory fees                   (716)           (253)         (2,470)         (58)
     Less reimbursement of expenses
       by Adviser                                 (422)           (157)           (657)         (49)
--------------------------------------------------------------------------------------------------------
     Net Expenses                                4,476           1,583          15,434          373
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                     3,391           1,082         (10,311)        (156)
--------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gains (losses) on:
     Investments                                 4,083            (956)       (154,998)      (1,810)
     Futures contracts                              --              --              --           --
     Foreign currency transactions                (507)            (77)             --           --
   Net change in unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions,
     forward foreign currency contracts
     and futures contracts                     (64,193)        (20,337)       (234,648)       4,885
   Net change in unrealized losses on
     translation of assets and
     liabilities denominated in
     foreign currencies                           (148)            (47)             --           --
--------------------------------------------------------------------------------------------------------
     Net Gains (Losses) on Investments         (60,765)        (21,417)       (389,646)       3,075
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 $ (57,374)      $ (20,335)      $(399,957)   $   2,919
--------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

EQUITY FUNDS

                                                                                                                        LARGE
                                                                                                                         CAP
                                                                  INCOME EQUITY                STOCK INDEX              VALUE
                                                                       FUND                       FUND                   FUND
                                                             ------------------------   --------------------------    -------------

                                                              SIX MONTHS                 SIX MONTHS                     PERIOD
                                                                ENDED        YEAR          ENDED          YEAR          ENDED
                                                              SEPT. 30,      ENDED        SEPT. 30,        ENDED       SEPT. 30,
                                                                2000        MARCH 31,       2000         MARCH 31,      2000(1)
AMOUNTS IN THOUSANDS                                         (UNAUDITED)      2000       (UNAUDITED)       2000       (UNAUDITED)
-----------------------------------------------------------  ------------------------   --------------------------    -------------
OPERATIONS:
   Net investment income (loss)                                $2,459        $4,465         $1,823        $2,854           $15
   Net realized gains (losses) on investments,
      futures contracts and foreign currency transactions      12,329        22,120          9,052        26,454           (13)
   Net change in unrealized appreciation (depreciation)
      on investments, futures contracts and
      forward foreign currency contracts                      (11,897)        9,788        (32,411)       33,711           (68)
------------------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting  from Operations                             2,891        36,373        (21,536)       63,019           (66)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                  9,829        16,992         56,461       127,722         5,773
   Shares issued upon conversion                                   --       123,163             --       271,446            --
   Shares from reinvestment of dividends                          303         8,858            351         1,967            --
   Shares redeemed                                            (31,223)      (70,056)       (51,818)      (82,187)         (228)
------------------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting from Capital Share Transactions            (21,091)       78,957          4,994       318,948         5,545
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
   From net investment income                                  (2,587)       (4,168)        (1,765)       (2,756)           --
   From net realized gains                                         --        (8,822)            --        (2,666)           --
------------------------------------------------------------------------------------------------------------------------------------

      Total Distributions Paid                                 (2,587)      (12,990)        (1,765)       (5,422)           --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       (20,787)      102,340        (18,307)      376,545         5,479
NET ASSETS:
   Beginning of period                                        220,754       118,414        545,607       169,062            --
------------------------------------------------------------------------------------------------------------------------------------

   End of period                                             $199,967      $220,754       $527,300      $545,607        $5,479
------------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
   IN EXCESS OF) NET INVESTMENT INCOME (LOSS)                    $135          $263           $163          $105           $15
------------------------------------------------------------------------------------------------------------------------------------

(1) Commenced investment operations on August 3, 2000.
(2) Commenced investment operations on September 3, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS

                                                NORTHERN FUNDS Semiannual Report

                                                                        GROWTH EQUITY                  SELECT EQUITY
                                                                             FUND                          FUND
                                                                  -------------------------    ----------------------------

                                                                    SIX MONTHS                   SIX MONTHS
                                                                      ENDED         YEAR           ENDED         YEAR
                                                                    SEPT. 30,      ENDED        SEPT. 30,       ENDED
                                                                      2000        MARCH 31,        2000        MARCH 31,
AMOUNTS IN THOUSANDS                                               (UNAUDITED)      2000        (UNAUDITED)      2000
----------------------------------------------------------------- -------------------------    ----------------------------
OPERATIONS:

   Net investment income (loss)                                       $(909)      $(1,177)        $(480)       $(1,240)
   Net realized gains (losses) on investments,
      futures contracts and foreign currency transactions            43,157       206,580         2,587         59,938
   Net change in unrealized appreciation (depreciation)
      on investments, futures contracts and
      forward foreign currency contracts                            (72,712)       80,025         3,125        100,136
---------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting  from Operations                                 (30,464)      285,428         5,232        158,834
---------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                      107,248       152,770       108,856        259,271
   Shares issued upon conversion                                         --       458,132            --             --
   Shares from reinvestment of dividends                                 --        74,208            --          9,848
   Shares redeemed                                                 (115,785)     (162,282)      (42,247)       (89,448)
---------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting from Capital Share Transactions                   (8,537)      522,828        66,609        179,671
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
   From net investment income                                            --          (346)           --             --
   From net realized gains                                               --       (79,978)           --        (12,459)
---------------------------------------------------------------------------------------------------------------------------

      Total Distributions Paid                                           --       (80,324)           --        (12,459)
---------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                             (39,001)      727,932        71,841        326,046
NET ASSETS:
   Beginning of period                                            1,368,880       640,948       524,576        198,530
---------------------------------------------------------------------------------------------------------------------------

   End of period                                                 $1,329,879    $1,368,880      $596,417       $524,576
---------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
   IN EXCESS OF) NET INVESTMENT INCOME (LOSS)                         $(909)           $--        $(480)            $--
---------------------------------------------------------------------------------------------------------------------------

                                                                                                  SMALL CAP
                                                                   MIDCAP GROWTH                    INDEX
                                                                        FUND                         FUND
                                                             -------------------------    ----------------------------
                                                               SIX MONTHS                   SIX MONTHS
                                                                 ENDED         YEAR           ENDED         PERIOD
                                                              SEPT. 30,       ENDED         SEPT. 30,        ENDED
                                                                 2000        MARCH 31,        2000         MARCH 31,
AMOUNTS IN THOUSANDS                                          (UNAUDITED)      2000        (UNAUDITED)      2000(2)
------------------------------------------------------------ -------------------------    ----------------------------
OPERATIONS:
   Net investment income (loss)                               $(2,991)       $(2,155)         $432           $561
   Net realized gains (losses) on investments,
      futures contracts and foreign currency transactions     (18,193)        96,574        12,404         11,959
   Net change in unrealized appreciation (depreciation)
      on investments, futures contracts and
      forward foreign currency contracts                      (64,028)       191,329       (16,672)        15,367
---------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting  from Operations                           (85,212)       285,748        (3,836)        27,887
---------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                190,796        551,606         6,673          3,529
   Shares issued upon conversion                                   --             --            --        142,973
   Shares from reinvestment of dividends                          ---          2,107            --          1,399
   Shares redeemed                                           (121,811)       (55,614)      (12,750)       (60,332)
---------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting from Capital Share Transactions             68,985        498,099        (6,077)        87,569
---------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
   From net investment income                                      --             --            --           (342)
   From net realized gains                                         --         (2,107)           --         (1,402)
---------------------------------------------------------------------------------------------------------------------

      Total Distributions Paid                                     --         (2,107)           --         (1,744)
---------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       (16,227)       781,740        (9,913)       113,712
NET ASSETS:
   Beginning of period                                        859,118         77,378       113,712             --
---------------------------------------------------------------------------------------------------------------------

   End of period                                             $842,891       $859,118      $103,799       $113,712
---------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
   IN EXCESS OF) NET INVESTMENT INCOME (LOSS)                 $(2,991)            $--         $636           $204
---------------------------------------------------------------------------------------------------------------------

EQUITY FUNDS

                                                                     SMALL CAP                   SMALL CAP               GROWTH
                                                                      VALUE                       GROWTH              OPPORTUNITIES
                                                                       FUND                        FUND                   FUND
                                                             ------------------------   --------------------------    -------------

                                                              SIX MONTHS                 SIX MONTHS                      PERIOD
                                                                ENDED        YEAR          ENDED          PERIOD          ENDED
                                                              SEPT. 30,      ENDED        SEPT. 30,        ENDED        SEPT. 30,
                                                                2000        MARCH 31,       2000         MARCH 31,       2000(2)
AMOUNTS IN THOUSANDS                                         (UNAUDITED)      2000       (UNAUDITED)      2000(1)      (UNAUDITED)
-----------------------------------------------------------  -------------------------   --------------------------   -------------
OPERATIONS:
   Net investment income (loss)                                    $265        $1,247        $(2,752)       $(786)           $--
   Net realized gains (losses) on investments,
       futures contracts and foreign currency transactions       16,158        43,456        (53,695)      59,235             --
   Net change in unrealized appreciation (depreciation)
      on investments, futures contracts and
      forward foreign currency contracts                         (2,216)       23,825         65,729       45,378             25
   Net change in unrealized gains (losses)
      on translation of assets and liabilities
      denominated in foreign currencies                              --            --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting from Operations                               14,207        68,528          9,282      103,827             25
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                   15,110        78,615        139,067      463,651          3,000
   Shares issued upon conversion                                     --            --             --           --             --
   Shares from reinvestment of dividends                             --        16,641             --          549             --
   Shares redeemed                                              (39,568)     (207,601)       (42,563)     (16,730)            --
------------------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting from Capital Share Transactions              (24,458)     (112,345)        96,504      447,470          3,000
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
   From net investment income                                        --        (1,822)            --           --             --
   From net realized gains                                           --       (18,587)            --         (686)            --
   In excess of net investment income                                --            --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------

      Total Distributions Paid                                       --       (20,409)            --         (686)            --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         (10,251)      (64,226)       105,786      550,611          3,025

NET ASSETS:
   Beginning of period                                          200,208       264,434        550,611           --             --
------------------------------------------------------------------------------------------------------------------------------------

   End of period                                               $189,957      $200,208       $656,397     $550,611         $3,025
------------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
   EXCESS OF) NET INVESTMENT INCOME (LOSS)                         $481          $216        $(2,751)          $1             $--
------------------------------------------------------------------------------------------------------------------------------------

(1) Commenced investment operations after the close of business on September 30, 1999.
(2) Commenced investment operations on September 26, 2000.
(3) Commenced investment operations on May 15, 2000.


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

                                                                            INTERNATIONAL                   INTERNATIONAL
                                                                            GROWTH EQUITY                   SELECT EQUITY
                                                                                FUND                            FUND
                                                                       -------------------------    ----------------------------

                                                                          SIX MONTHS                   SIX MONTHS
                                                                            ENDED         YEAR            ENDED         YEAR
                                                                           SEPT. 30,      ENDED         SEPT. 30,       ENDED
                                                                             2000        MARCH 31,        2000        MARCH 31,
AMOUNTS IN THOUSANDS                                                      (UNAUDITED)     2000         (UNAUDITED)      2000
----------------------------------------------------------------------  -------------------------    ---------------------------
OPERATIONS:
   Net investment income (loss)                                             $3,391        $1,502        $1,082         $1,080
   Net realized gains (losses) on investments,
       futures contracts and foreign currency transactions                   3,576       101,121        (1,033)        46,663
   Net change in unrealized appreciation (depreciation)
      on investments, futures contracts and
      forward foreign currency contracts                                   (64,193)        1,996       (20,337)        (2,815)
   Net change in unrealized gains (losses)
      on translation of assets and liabilities
      denominated in foreign currencies                                       (148)          (64)          (47)             6
------------------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting from Operations                                         (57,374)      104,555       (20,335)        44,934
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

   Shares sold                                                             289,987       268,506        61,210        125,966
   Shares issued upon conversion                                                --       191,041            --             --
   Shares from reinvestment of dividends                                        --        39,478            --         20,063
   Shares redeemed                                                        (246,222)      (61,461)      (63,440)       (29,324)
------------------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting from Capital Share Transactions                          43,765       437,564        (2,230)       116,705
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
   From net investment income                                                   --            --            --         (3,177)
   From net realized gains                                                      --       (43,373)           --        (25,637)
   In excess of net investment income                                           --        (7,849)           --           (126)
------------------------------------------------------------------------------------------------------------------------------------

      Total Distributions Paid                                                  --       (51,222)           --        (28,940)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (13,609)      490,897       (22,565)       132,699
NET ASSETS:
   Beginning of period                                                     706,553       215,656       257,212        124,513
------------------------------------------------------------------------------------------------------------------------------------

   End of period                                                          $692,944      $706,553      $234,647       $257,212
------------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
   EXCESS OF) NET INVESTMENT INCOME (LOSS)                                  $2,863         $(528)       $3,746         $2,664
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            GLOBAL
                                                                                TECHNOLOGY               COMMUNICATIONS
                                                                                   FUND                       FUND
                                                                          -------------------------    ------------------

                                                                          SIX MONTHS
                                                                             ENDED         YEAR             PERIOD
                                                                           SEPT. 30,       ENDED              ENDED
                                                                             2000        MARCH 31,         MARCH 31,
AMOUNTS IN THOUSANDS                                                      (UNAUDITED)      2000             2000(3)
------------------------------------------------------------------------- --------------------------    ----------------
OPERATIONS:
   Net investment income (loss)                                            $(10,311)      $(12,476)          $(156)
   Net realized gains (losses) on investments,
       futures contracts and foreign currency transactions                 (154,998)       595,002          (1,810)
   Net change in unrealized appreciation (depreciation)
      on investments, futures contracts and
      forward foreign currency contracts                                   (234,648)       667,237           4,885
   Net change in unrealized gains (losses)
      on translation of assets and liabilities
      denominated in foreign currencies                                          --             --              --
------------------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting from Operations                                         (399,957)     1,249,763           2,919
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                              578,834      1,179,134         124,825
   Shares issued upon conversion                                                 --        359,270              --
   Shares from reinvestment of dividends                                         --        116,860              --
   Shares redeemed                                                         (465,225)      (272,507)         (9,268)
------------------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets
         Resulting from Capital Share Transactions                          113,609      1,382,757         115,557
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
   From net investment income                                                    --             --              --
   From net realized gains                                                       --       (133,479)             --
   In excess of net investment income                                            --             --              --
------------------------------------------------------------------------------------------------------------------------------------

      Total Distributions Paid                                                   --       (133,479)             --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (286,348)     2,499,041         118,476
NET ASSETS:
   Beginning of period                                                    2,842,750        343,709              --
------------------------------------------------------------------------------------------------------------------------------------

   End of period                                                         $2,556,402     $2,842,750        $118,476
------------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
   EXCESS OF) NET INVESTMENT INCOME (LOSS)                                 $(10,311)            $--          $(156)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

EQUITY FUNDS

                                                                           INCOME EQUITY
                                                                               FUND
                                                      -------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED        YEAR       YEAR        YEAR      YEAR       YEAR
                                                       SEPT. 30,     ENDED      ENDED       ENDED     ENDED      ENDED
                                                         2000       MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
                                                      (UNAUDITED)     2000       1999       1998       1997      1996
-----------------------                               -------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR                     $  14.26     $  12.73   $  13.81   $  11.81   $ 11.59    $  9.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.17         0.31       0.46       0.45      0.44       0.34
   Net realized and unrealized gains (losses) on
      investments, options, futures contracts and
      foreign currency transactions                        0.07         2.02      (0.41)      3.02      1.19       1.66
-----------------------------------------------------------------------------------------------------------------------
      Total Income (Loss) from Investment Operations       0.24         2.33       0.05       3.47      1.63       2.00
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                             (0.18)       (0.29)     (0.48)     (0.44)    (0.44)     (0.36)
   From net realized gains                                  --         (0.51)     (0.65)     (1.03)    (0.97)       --
-----------------------------------------------------------------------------------------------------------------------
      Total Distributions Paid                            (0.18)       (0.80)     (1.13)     (1.47)    (1.41)     (0.36)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $  14.32     $  14.26   $  12.73   $  13.81   $ 11.81    $ 11.59
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                            1.73%       19.10%      0.67%     31.00%    14.42%     20.41%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period             $199,967     $220,754   $118,414   $117,562   $77,102    $55,919
   Ratio to average net assets of (4):
      Expenses, net of waivers and
         reimbursements                                    1.00%        1.00%      1.00%      1.00%     1.00%      1.00%
      Expenses, before waivers and
         reimbursements                                    1.33%        1.34%      1.35%      1.37%     1.42%      1.48%
      Net investment income, net of
         waivers and reimbursements                        2.42%        2.44%      3.54%      3.53%     3.71%      3.17%
      Net investment income (loss), before
         waivers and reimbursements                        2.09%        2.10%      3.19%      3.16%     3.29%      2.69%

   Portfolio Turnover Rate                                39.15%      125.49%     79.95%     81.24%    72.04%     67.32%
-----------------------------------------------------------------------------------------------------------------------

(1)  Commenced investment operations on October 7, 1996.
(2)  Commenced investment operations on August 3, 2000.
(3) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(4)  Annualized for periods less than a full year.


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

                                                                                                                       LARGE CAP
                                                                                        STOCK INDEX                      VALUE
                                                                                           FUND                          FUND
                                                      -------------------------------------------------------------   ------------
                                                       SIX MONTHS                                                       PERIOD
                                                         ENDED         YEAR        YEAR         YEAR        YEAR         ENDED
                                                       SEPT. 30,      ENDED       ENDED        ENDED       ENDED       SEPT. 30,
                                                         2000        MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,     2000(2)
                                                      (UNAUDITED)      2000        1999         1998       1997(1)    (UNAUDITED)
-----------------------                               ---------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR                     $  20.09     $  17.34     $  15.03     $ 10.74     $ 10.00     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.06         0.13         0.16        0.15        0.08       0.03
   Net realized and unrealized gains (losses) on
      investments, options, futures contracts and
      foreign currency transactions                       (0.85)        2.85         2.49        4.80        0.74      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
      Total Income (Loss) from Investment Operations      (0.79)        2.98         2.65        4.95        0.82      (0.01)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                             (0.06)       (0.13)       (0.17)      (0.15)      (0.07)      --
   From net realized gains                                 --          (0.10)       (0.17)      (0.51)      (0.01)      --
---------------------------------------------------------------------------------------------------------------------------------
      Total Distributions Paid                            (0.06)       (0.23)       (0.34)      (0.66)      (0.08)      --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $  19.24     $  20.09     $  17.34     $ 15.03     $ 10.74     $ 9.99
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                           (3.91)%      17.27%       17.78%      47.11%       8.21%     (0.10)%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period             $527,300     $545,607     $169,062     $93,907     $35,840     $5,479
   Ratio to average net assets of (4):
      Expenses, net of waivers and
         reimbursements                                    0.55%        0.55%        0.55%       0.55%       0.55%      1.10%
      Expenses, before waivers and
         reimbursements                                    0.91%        0.93%        1.00%       1.18%       2.23%      7.68%
      Net investment income, net of
         waivers and reimbursements                        0.69%        0.77%        1.10%       1.23%       1.92%      2.94%
      Net investment income (loss), before
         waivers and reimbursements                        0.33%        0.39%        0.65%       0.60%       0.24%     (3.64)%

   Portfolio Turnover Rate                                 4.92%       12.01%        2.46%      32.06%      64.94%      3.51%
---------------------------------------------------------------------------------------------------------------------------------

EQUITY FUNDS

                                                                                    GROWTH EQUITY
                                                                                       FUND
                                                    -------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED         YEAR         YEAR         YEAR        YEAR        YEAR
                                                      SEPT. 30,      ENDED        ENDED        ENDED      ENDED       ENDED
                                                        2000        MARCH 31,    MARCH 31,   MARCH 31,  MARCH 31,   MARCH 31,
                                                     (UNAUDITED)      2000         1999        1998        1997        1996
--------------------------------------------------- -------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR                  $    25.55    $    21.94    $  18.62    $  13.93    $  13.15   $  10.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                          (0.02)         0.01        0.02        0.03        0.08       0.08
   Net realized and unrealized gains (losses) on
     investments, options, futures contracts and
     foreign currency transactions                       (0.55)         5.61        4.51        6.36        1.49       2.59
-----------------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations      (0.57)         5.62        4.53        6.39        1.57       2.67
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                              --          (0.01)      (0.02)      (0.03)      (0.08)     (0.08)
   From net realized gains                                 --          (2.00)      (1.19)      (1.67)      (0.71)     (0.05)
-----------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                              --          (2.01)      (1.21)      (1.70)      (0.79)     (0.13)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $    24.98    $    25.55    $  21.94    $  18.62    $  13.93   $  13.15
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                          (2.23)%       27.60%      24.72%      48.06%      11.72%     25.13%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period          $1,329,879    $1,368,880    $640,948    $479,782    $302,605   $224,571
   Ratio to average net assets of (3):
     Expenses, net of waivers and reimbursements          1.00%         1.00%       1.00%       1.00%       1.00%      1.00%
     Expenses, before waivers and reimbursements          1.28%         1.30%       1.30%       1.30%       1.33%      1.36%
     Net investment income (loss), net of waivers
        and reimbursements                               (0.14)%       (0.12)%      0.08%       0.18%       0.56%      0.70%
     Net investment income (loss), before waivers
        and reimbursements                               (0.42)%       (0.42)%     (0.22)%     (0.12)%      0.23%      0.34%

   Portfolio Turnover Rate                               22.65%        88.01%      49.67%      73.85%      67.34%     73.20%
-----------------------------------------------------------------------------------------------------------------------------

(1)  Commenced investment operations after the close of business March 31, 1998.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3)  Annualized for periods less than a full year.


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

                                                                                   SELECT EQUITY
                                                                                        FUND
                                                       -----------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED        YEAR        YEAR        YEAR       YEAR        YEAR
                                                        SEPT. 30,     ENDED       ENDED       ENDED      ENDED      ENDED
                                                          2000      MARCH 31,   MARCH 31,   MARCH 31,  MARCH 31,   MARCH 31,
                                                       (UNAUDITED)    2000         1999       1998        1997       1996
---------------------------------------------------    -----------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR                     $  35.87    $  23.33    $  19.16    $  14.55    $ 13.12    $ 10.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                           (0.03)       --           --         0.02       0.02       0.02
   Net realized and unrealized gains (losses) on
     investments, options, futures contracts and
     foreign currency transactions                        (0.04)      13.66        5.40        6.81       2.05       2.73
------------------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations       (0.07)      13.66        5.40        6.83       2.07       2.75
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                              --           --        (0.01)      (0.02)     (0.02)     (0.03)
   From net realized gains                                 --         (1.12)      (1.22)      (2.20)     (0.62)     (0.37)
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                              --         (1.12)      (1.23)      (2.22)     (0.64)     (0.40)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $  35.80    $  35.87    $  23.33    $  19.16    $ 14.55    $ 13.12
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                           (0.20)%     59.78%      28.79%      49.71%     15.64%     25.70%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period             $596,417    $524,576    $198,530    $126,536    $63,677    $33,842
   Ratio to average net assets of (3):
     Expenses, net of waivers and reimbursements           1.00%       1.00%       1.00%       1.00%      1.00%      1.00%
     Expenses, before waivers and reimbursements           1.49%       1.52%       1.54%       1.58%      1.67%      1.91%
     Net investment income (loss), net of waivers
        and reimbursements                                (0.19)%     (0.41)%     (0.15)%      0.15%      0.21%      0.22%
     Net investment income (loss), before waivers
        and reimbursements                                (0.68)%     (0.93)%     (0.69)%     (0.43)%    (0.46)%    (0.69)%

   Portfolio Turnover Rate                                89.93%     153.06%      87.73%     148.55%     72.68%    137.99%
------------------------------------------------------------------------------------------------------------------------------

                                                                    MIDCAP
                                                                    GROWTH
                                                                     FUND
                                                       ----------------------------------
                                                       SIX MONTHS
                                                          ENDED       YEAR       PERIOD
                                                        SEPT. 30,     ENDED       ENDED
                                                           2000     MARCH 31,   MARCH 31,
                                                       (UNAUDITED)    2000       1999(1)
------------------------------------------------       ----------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR                     $  24.33    $  11.72    $  10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                           (0.08)         --          --
   Net realized and unrealized gains (losses) on
     investments, options, futures contracts and
     foreign currency transactions                        (2.37)      13.50        1.72
-----------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations       (2.45)      13.50        1.72
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                                --          --          --
   From net realized gains                                   --       (0.89)         --
-----------------------------------------------------------------------------------------
     Total Distributions Paid                                --       (0.89)         --
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $  21.88    $  24.33    $  11.72
-----------------------------------------------------------------------------------------
TOTAL RETURN(2)                                          (10.07)%    108.66%      17.19%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period             $842,891    $859,118     $77,378
   Ratio to average net assets of (3):
     Expenses, net of waivers and reimbursements           1.00%       1.00%       1.00%
     Expenses, before waivers and reimbursements           1.29%       1.31%       1.65%
     Net investment income (loss), net of waivers
        and reimbursements                                (0.77)%     (0.61)%     (0.51)%
     Net investment income (loss), before waivers
        and reimbursements                                (1.06)%     (0.92)%     (1.16)%

   Portfolio Turnover Rate                               177.56%     156.49%     173.39%
-----------------------------------------------------------------------------------------

EQUITY FUNDS

                                                                              SMALL CAP
                                                                                INDEX
                                                                                FUND
                                                                      ------------------------
                                                                       SIX MONTHS
                                                                          ENDED       PERIOD
                                                                        SEPT. 30,      ENDED
                                                                          2000       MAR. 31,
                                                                       (UNAUDITED)    2000(1)
--------------------------------------------------------------------- ------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                                        $12.15       $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                             0.05         0.05
   Net realized and unrealized gains (losses) on
     investments, options, futures contracts and
     foreign currency transactions                                         (0.43)        2.25
------------------------------------------------------------------------------------------------------

     Total Income (Loss) from Investment Operations                        (0.38)        2.30
------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                                                 --        (0.03)
   From net realized gains                                                    --        (0.12)
------------------------------------------------------------------------------------------------------

     Total Distributions Paid                                                --         (0.15)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                            $11.77       $12.15
------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                          (3.13)%       23.22%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                              $103,799     $113,712
   Ratio to average net assets of (5):
     Expenses, net of waivers and reimbursements                           0.65%        0.65%
     Expenses, before waivers and reimbursements                           1.16%        1.08%
     Net investment income (loss), net of waivers
        and reimbursements                                                 0.85%        0.76%
     Net investment income (loss), before waivers
        and reimbursements                                                 0.34%        0.33%
   Portfolio Turnover Rate                                                46.67%       57.01%
------------------------------------------------------------------------------------------------------







(1) Commenced investment operations on September 3, 1999.
(2) Commenced investment operations after the close of business on September 30, 1999.
(3) Commenced investment operations on September 26, 2000.
(4) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(5) Annualized for periods less than a full year.


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                                                                   NORTHERN FUNDS Semiannual Report
                                                                                       SMALL CAP
                                                                                         VALUE
                                                                                         FUND
                                                      -----------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED         YEAR       YEAR       YEAR       YEAR       YEAR
                                                         SEPT. 30,       ENDED      ENDED      ENDED      ENDED      ENDED
                                                           2000        MAR. 31,   MAR. 31,   MAR. 31,   MAR. 31,   MAR. 31,
                                                        (UNAUDITED)      2000       1999       1998       1997       1996
----------------------------------------------------- -----------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                          $14.62      $12.32     $16.76     $12.31      $11.58     $9.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                               0.02        0.09       0.04       0.03        0.07      0.05
   Net realized and unrealized gains (losses) on
     investments, options, futures contracts and
     foreign currency transactions                            1.14        3.46      (3.93)      5.14        1.37      2.29
----------------------------------------------------------------------------------------------------------------------------------

     Total Income (Loss) from Investment Operations           1.16        3.55      (3.89)      5.17        1.44      2.34
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                               --           (0.11)     (0.01)     (0.04)      (0.06)    (0.07)
   From net realized gains                                  --           (1.14)     (0.54)     (0.68)      (0.65)    (0.67)
----------------------------------------------------------------------------------------------------------------------------------

     Total Distributions Paid                               --           (1.25)     (0.55)     (0.72)      (0.71)    (0.74)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                              $15.78      $14.62     $12.32     $16.76      $12.31    $11.58
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                              7.93%      30.01%   (23.46)%     42.71%      12.48%    24.09%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period               $189,957    $200,208  $264,434    $368,579    $197,113  $155,238
   Ratio to average net assets of (5):
     Expenses, net of waivers and reimbursements             1.00%       1.00%      1.00%       1.00%      1.00%     1.00%
     Expenses, before waivers and reimbursements             1.55%       1.53%      1.52%       1.53%      1.54%     1.61%
     Net investment income (loss), net of waivers
        and reimbursements                                   0.28%       0.46%      0.25%      0.28%       0.54%     0.65%
     Net investment income (loss), before waivers
        and reimbursements                                 (0.27)%     (0.07)%    (0.27)%    (0.25)%       0.00%     0.04%
   Portfolio Turnover Rate                                  23.56%      28.97%     18.74%     18.59%      18.92%    46.59%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            SMALL CAP               GROWTH
                                                                             GROWTH              OPPORTUNITIES
                                                                              FUND                   FUND
                                                                    ------------------------    ----------------
                                                                     SIX MONTHS                     PERIOD
                                                                        ENDED       PERIOD           ENDED
                                                                      SEPT. 30,      ENDED         SEPT. 30,
                                                                        2000       MAR. 31,         2000(3)
                                                                     (UNAUDITED)    2000(2)       (UNAUDITED)
------------------------------------------------------------------- ------------------------    ----------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                                      $19.21       $10.00           $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                          (0.08)          --               --
   Net realized and unrealized gains (losses) on
     investments, options, futures contracts and
     foreign currency transactions                                        0.08         9.28             0.08
-----------------------------------------------------------------------------------------------------------------

     Total Income (Loss) from Investment Operations                         --         9.28             0.08
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                                               --           --               --
   From net realized gains                                                  --        (0.07)              --
-----------------------------------------------------------------------------------------------------------------

     Total Distributions Paid                                               --        (0.07)              --
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                          $19.21       $19.21           $10.08
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                            --%       93.05%            0.80%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                            $656,397     $550,611           $3,025
   Ratio to average net assets of (5):
     Expenses, net of waivers and reimbursements                         1.25%        1.25%            1.25%
     Expenses, before waivers and reimbursements                         1.48%        1.52%            9.65%
     Net investment income (loss), net of waivers
        and reimbursements                                             (0.97)%      (0.68)%          (1.25)%
     Net investment income (loss), before waivers
        and reimbursements                                             (1.20)%      (0.95)%          (9.65)%
   Portfolio Turnover Rate                                            141.55 %      127.56%              --%
-----------------------------------------------------------------------------------------------------------------

EQUITY FUNDS


                                                                                  INTERNATIONAL
                                                                                  GROWTH EQUITY
                                                                                      FUND
                                                     -------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED        YEAR         YEAR          YEAR         YEAR         YEAR
                                                        SEPT. 30,      ENDED        ENDED         ENDED        ENDED        ENDED
                                                          2000        MAR. 31,      MAR. 31,      MAR. 31,     MAR. 31,     MAR. 31,
                                                       (UNAUDITED)     2000          1999          1998         1997         1996
----------------------------------------------       -------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                      $14.32         $12.57       $11.66       $10.05       $10.23        $9.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

   Net investment income                                  0.07           0.26         0.13         0.09         0.09         0.17
   Net realized and unrealized gains (losses) on
     investments, options, futures contracts and
     foreign currency transactions                       (1.19)          3.37         1.36         1.98         0.18         0.65
------------------------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations      (1.12)          3.63         1.49         2.07         0.27         0.82
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                               --             --           --        (0.07)       (0.09)       (0.11)

   From net realized gains                                  --          (1.68)       (0.46)       (0.29)       (0.23)          --

   In excess of net investment income                       --          (0.20)       (0.12)       (0.10)          --        (0.09)
   In excess of accumulated net realized gains on
     investment transactions                                --             --           --           --        (0.13)          --
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                               --          (1.88)       (0.58)       (0.46)       (0.45)       (0.20)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $13.20         $14.32       $12.57       $11.66       $10.05       $10.23
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        (7.82)%         30.51%       13.04%       21.34%        2.61%        8.61%

SUPPLEMENTAL DATA AND RATIOS:

   Net assets, in thousands, end of period          $692,944        $706,553     $215,656     $178,210     $165,892      $181,237
   Ratio to average net assets of (2):
     Expenses, net of waivers and reimbursements         1.25%          1.25%        1.25%        1.25%        1.25%        1.25%
     Expenses, before waivers and reimbursements         1.57%          1.58%        1.62%        1.62%        1.63%        1.65%
     Net investment income, net of waivers
        and reimbursements                               0.95%          0.35%        0.52%        0.79%        0.78%        0.92%
     Net investment income, before waivers
        and reimbursements                               0.63%          0.02%        0.15%        0.42%        0.40%        0.52%
   Portfolio Turnover Rate                              72.04%        155.57%      177.89%      145.02%      190.94%      216.86%
------------------------------------------------------------------------------------------------------------------------------------





(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than a full year.


SEE NOTES TO THE FINANCIAL STAEMENTS.

                                                                                                   NORTHERN FUNDS Semiannual Report


                                                                                       INTERNATIONAL
                                                                                       SELECT EQUITY
                                                                                           FUND
                                                      ------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                                                        SEPT. 30,       ENDED        ENDED        ENDED        ENDED        ENDED
                                                           2000        MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                        (UNAUDITED)      2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
                                                                                                                          C>
NET ASSET VALUE, BEGINNING OF YEAR                        $14.56        $12.98       $12.52        $10.37       $10.73        $9.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

   Net investment income                                    0.06          0.37         0.04          0.22         0.04         0.01
   Net realized and unrealized gains (losses) on
     investments, options, futures contracts and
     foreign currency transactions                         (1.22)         3.57         1.08          2.19        (0.25)        0.99
------------------------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations        (1.16)         3.94         1.12          2.41        (0.21)        1.00
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                                 --         (0.27)          --         (0.16)       (0.03)       (0.02)

   From net realized gains                                    --         (2.09)       (0.65)           --           --           --

   In excess of net investment income                         --            --        (0.01)        (0.10)       (0.04)       (0.03)
   In excess of accumulated net realized gains on
     investment transactions                                  --            --           --            --        (0.08)          --
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                                 --        (2.36)       (0.66)        (0.26)        (0.15)       (0.05)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $13.40        $14.56       $12.98        $12.52       $10.37       $10.73
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                            (7.97)%       31.25%        9.16%        23.74%      (1.95)%       10.20%

SUPPLEMENTAL DATA AND RATIOS:

   Net assets, in thousands, end of period             $234,647       $257,212     $124,513      $117,618    $108,944      $102,719
   Ratio to average net assets of (2):
     Expenses, net of waivers and reimbursements           1.25%         1.25%        1.25%         1.25%        1.25%        1.25%
     Expenses, before waivers and reimbursements           1.57%         1.61%        1.66%         1.64%        1.66%        1.71%
     Net investment income, net of waivers
        and reimbursements                                 0.85%         0.62%        0.38%         0.29%        0.47%        0.12%
     Net investment income, before waivers
        and reimbursements                                 0.53%         0.26%      (0.03)%       (0.10)%        0.06%      (0.34)%
   Portfolio Turnover Rate                                69.69%       145.46%      168.19%        98.22%       97.60%     176.71%
------------------------------------------------------------------------------------------------------------------------------------

EQUITY FUNDS

                                                                                            TECHNOLOGY
                                                                                               FUND
                                                      ------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED          YEAR             YEAR             YEAR           PERIOD
                                                          SEPT. 30,        ENDED            ENDED            ENDED          ENDED
                                                            2000          MARCH 31,        MARCH 31,        MARCH 31,      MARCH 31,
                                                         (UNAUDITED)        2000             1999             1998          1997(1)
----------------------------------------------------- ------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                          $65.81        $29.99            $17.11           $11.95          $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                                       (0.23)           --                --               --              --
   Net realized and unrealized gains (losses) on
      investments, options, futures contracts and
      foreign currency transactions                          (8.89)        41.56             13.55             6.06            2.10
------------------------------------------------------------------------------------------------------------------------------------
      Total Income (Loss) from Investment Operations         (9.12)        41.56             13.55             6.06            2.10

LESS DISTRIBUTIONS PAID:
   From net investment income                                   --            --                --               --              --
   From net realized gains                                      --         (5.74)            (0.67)           (0.90)          (0.15)
------------------------------------------------------------------------------------------------------------------------------------
      Total Distributions Paid                                  --         (5.74)            (0.67)           (0.90)          (0.15)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $56.69        $65.81            $29.99           $17.11          $11.95
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                           (13.86)%       154.28%            79.97%           52.62%          20.82%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period            $2,556,402     $2,842,750          $343,709         $104,389         $43,754
   Ratio to average net assets of (4):
      Expenses, net of waivers and reimbursements            1.25%         1.25%             1.23%            1.25%           1.25%
      Expenses, before waivers and reimbursements            1.50%         1.50%             1.53%            1.59%           2.02%
      Net investment loss, net of
         waivers and reimbursements                        (0.84)%       (1.05)%           (0.87)%          (0.96)%         (0.75)%
      Net investment loss, before
         waivers and reimbursements                        (1.09)%       (1.30)%           (1.17)%          (1.30)%         (1.52)%
   Portfolio Turnover Rate                                  63.74%       156.37%            61.01%           74.75%          67.89%
------------------------------------------------------------------------------------------------------------------------------------

                                                           GLOBAL
                                                        COMMUNICATIONS
                                                             FUND
                                                       --------------
                                                           PERIOD
                                                            ENDED
                                                          SEPT. 30,
                                                            2000(2)
                                                          (UNAUDITED)
-----------------------------------------------------   --------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                          $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                                       (0.02)
   Net realized and unrealized gains (losses) on
      investments, options, futures contracts and
      foreign currency transactions                           1.66
---------------------------------------------------------------------
      Total Income (Loss) from Investment Operations          1.64

LESS DISTRIBUTIONS PAID:
   From net investment income                                   --
   From net realized gains                                      --
---------------------------------------------------------------------
      Total Distributions Paid                                  --
---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $11.64
---------------------------------------------------------------------
TOTAL RETURN(3)                                             16.40%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                $118,476
   Ratio to average net assets of (4):
      Expenses, net of waivers and reimbursements            1.30%
      Expenses, before waivers and reimbursements            1.67%
      Net investment loss, net of
         waivers and reimbursements                        (0.54)%
      Net investment loss, before
         waivers and reimbursements                        (0.91)%
   Portfolio Turnover Rate                                  47.08%
---------------------------------------------------------------------








(1) Commenced investment operations on April 1, 1996.
(2) Commenced investment operations on May 15, 2000.
(3) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(4) Annualized for periods less than a full year.


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

INCOME EQUITY FUND

NUMBER                                                                    VALUE
OF SHARES                                                                 (000S)
--------------------------------------------------------------------------------
                     CONVERTIBLE
                     PREFERRED STOCKS - 31.2%

                     ELECTRIC - 7.0%
        40,000       AES Trust III                                    $  4,140
        20,000       AES Trust VII(1)                                    1,620
        20,000       Calpine Capital Trust II(1)                         2,103
        30,000       Calpine Capital Trust III(1)                        2,021
        10,000       SEI Trust I                                           663
       125,000       Utilicorp United, Inc.                              3,515
                                                                     ---------
                                                                        14,062
                                                                     ---------

                     FOOD - 3.0%
       150,000       Suiza Capital Trust II                              5,905
                                                                     ---------

                     FOREST PRODUCTS & PAPER - 0.6%
        30,000       International Paper Capital Trust                   1,155
                                                                     ---------

                     HOUSEWARES - 1.5%
        84,000       Newell Financial Trust I                            3,066
                                                                     ---------

                     INSURANCE - 2.3%
        47,600       Lincoln National Corp. PRIDES                       1,131
        40,000       Metlife Capital Trust I                             3,400
                                                                     ---------
                                                                         4,531
                                                                     ---------

                     MEDIA - 2.1%
       135,000       Readers Digest TRACES                               4,185
                                                                     ---------

                     OIL & GAS PRODUCERS - 3.2%
        20,000       Apache Corp., Series C                              1,026
        25,000       Pogo Trust I                                        1,488
        80,000       Unocal Capital Trust                                3,930
                                                                     ---------
                                                                         6,444
                                                                     ---------

                     OIL & GAS SERVICES - 3.3%
        40,000       Hanover Compressor Capital Trust(1)                 3,955
        50,000       Weatherford International, Inc.                     2,550
                                                                     ---------
                                                                         6,505
                                                                     ---------

                     PIPELINES - 2.7%
        70,000       El Paso Energy Capital Trust I                      5,469
                                                                     ---------

                     REAL ESTATE INVESTMENT TRUSTS - 0.6%
        40,000       Prologis Trust, Series B                            1,230
                                                                     ---------

                     SAVINGS & LOANS - 2.1%
        75,000       Sovereign Bancorp                                $  4,308
                                                                     ---------

                     TELECOMMUNICATIONS - 1.8%
        25,000       Amdocs Automatic Common
                     Exchange Securities Trust                           1,361
         9,000       Global Crossing Ltd.                                2,234
                                                                     ---------
                                                                         3,595
                                                                     ---------

                     TRANSPORTAION - 1.0%
        50,000       Union Pacific Capital Trust                         2,019
                                                                     ---------

                     Total Convertible Preferred Stocks
                     (cost $39,372)                                     62,474
                                                                     ---------

PRINCIPAL
AMOUNT
(000S)
---------
                     CONVERTIBLE BONDS - 39.2%

                     ADVERTISING - 0.8%
         $1,000      Omnicom Group, Inc.,
                     2.25%, 1/16/13                                      1,542
                                                                     ---------

                     AUTO PARTS & EQUIPMENT - 0.9%
          2,000      Magna International, Inc.,
                     4.875%, 2/15/05                                     1,783
                                                                     ---------

                     BANKS - 0.5%
          1,000      JMH Finance Ltd.,
                     4.75%, 9/6/07(1)                                    1,026
                                                                     ---------

                     COMMERCIAL SERVICES - 1.9%
          1,000      Cendant Corp.,
                     3.00%, 2/15/02                                        918
          4,000      Spherion Corp.,
                     4.50%, 6/1/05                                       2,790
                                                                     ---------
                                                                         3,708
                                                                     ---------

                     COMPUTERS - 1.0%
            500      Veritas Software Corp.
                     1.856%, 8/13/06                                     2,044
                                                                     ---------

                     DISTRIBUTION/WHOLESLE - 2.1%
          5,000      Costco Wholesale Corp.,
                     0.00%, 8/19/17                                      4,255
                                                                     ---------


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                       19



SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


INCOME EQUITY FUND (CONTINUED)
PRINCIPAL
AMOUNT                                                                    VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
                     CONVERTIBLE BONDS - 39.2% (CONT'D.)

                     DIVERSIFIED FINANCIAL SERVICES - 0.4%
        $   750      Providian Financial Corp.,
                     3.25%, 8/15/05                                  $     853
                                                                     ---------

                     ELECTRONICS - 4.5%
          2,000      Celestica, Inc.,
                     0.00%, 8/1/20                                         988
          2,002      PerkinElmer, Inc.,
                     0.00%, 8/7/20                                       1,393
            500      Sanmina Corp.,
                     4.25%, 5/1/04                                       1,115
                     Solectron Corp.,
          2,000      0.00%, 1/27/19                                      1,461
          6,000      0.00%, 5/8/20                                       3,989
                                                                     ---------
                                                                         8,946
                                                                     ---------

                     MEDIA - 2.3%
          2,000      Clear Channel Communications, Inc.,
                     1.50%, 12/1/02                                      1,824
                     Liberty Media,
          3,000      4.00%, 11/15/29(1)                                  2,808
                                                                     ---------
                                                                         4,632
                                                                     ---------

                     OIL & GAS PRODUCERS - 7.1%
          5,000      Devon Energy Corp.,
                     4.90%, 8/15/08                                      4,550
          2,000      Diamond Offshore Drilling, Inc.,
                     3.75%, 2/15/07                                      2,256
          3,000      Kerr-McGee Corp.,
                     5.25%, 2/15/10                                      3,715
          4,000      Loews Corp.,
                     3.125%, 9/15/07                                     3,589
                                                                     ---------
                                                                        14,110
                                                                     ---------

                     PHARMACEUTICALS - 3.8%
          4,000      Athena Neurosciences, Inc.,
                     4.75%, 11/15/04                                     6,087
          1,000      IVAX Corp.,
                     5.50%, 5/15/07(1)                                   1,452
                                                                     ---------
                                                                         7,539
                                                                     ---------

                     RETAIL - 1.2%
          4,000      Kohls Corp.,
                     0.00%, 6/12/20(1)                                   2,315
                                                                     ---------

                     SEMICONDUCTORS - 3.9%
         $2,000      Analog Devices, Inc.,
                     4.75%, 10/1/05(1)                                 $ 2,068
          1,000      Burr-Brown Corp.,
                     4.25%, 2/15/07(1)                                   1,312
          1,559      Credit Suisse First Boston,
                     10.00%, 6/5/01                                      1,676
                     Cypress Semiconductor Corp.,
          1,000      4.00%, 2/1/05                                       1,144
            500      3.75%, 7/1/05                                         474
            500      International Rectifier Corp.,
                     4.25%, 7/15/07                                        461
          1,000      LSI Logic Corp.,
                     4.00%, 2/15/05                                        825
                                                                     ---------
                                                                         7,960
                                                                     ---------

                     SOFTWARE - 5.4%
          1,000      BEA Systems, Inc.,
                     4.00%, 12/15/06                                     2,395
          1,000      Checkfree Corp.,
                     6.50%, 12/1/06(1)                                     879
          2,000      Mercury Interactive Corp.,
                     4.75%, 7/1/07(1)                                    3,093
          2,000      Network Associates, Inc.,
                     0.00%, 2/13/18(1)                                     751
          1,000      Rational Software Corp.,
                     5.00%, 2/1/07                                       2,029
            350      Siebel Systems, Inc.,
                     5.50%, 9/15/06                                      1,691
                                                                     ---------
                                                                        10,838
                                                                     ---------

                     TELECOMMUNICATIONS - 3.4%
          2,000      Echostar Communications Corp.,
                     4.875%, 1/1/07                                      2,648
            900      Juniper Networks, Inc.,
                     4.75%, 3/15/07                                      1,375
          1,000      Level 3 Communications, Inc.,
                     6.00%, 3/15/10                                        843
                     Nextel Communications, Inc.
          1,000      5.25%, 1/15/10                                        933
          1,000      5.25%, 1/15/10(1)                                     933
                                                                     ---------
                                                                         6,732
                                                                     ---------

                     Total Convertible Bonds
                     (cost $75,859)                                     78,283
                                                                     ---------


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                       20



                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                                    VALUE
OF SHARES                                                                (000S)
--------------------------------------------------------------------------------
                     COMMON STOCKS - 18.5%

                     BEVERAGES - 0.7%
         25,000      Coca-Cola Co.                                     $ 1,378
                                                                     ---------

                     BIOTECHNOLOGY - 1.5%
         22,000      Amgen, Inc. *                                       1,536
         25,000      Biogen, Inc. *                                      1,525
                                                                     ---------
                                                                         3,061
                                                                     ---------

                     COMMERCIAL SERVICES - 0.8%
         30,000      Paychex, Inc.                                       1,575
                                                                     ---------

                     COMPUTERS - 0.5%
         10,000      Hewlett-Packard Co.                                   970
                                                                     ---------

                     DIVERSIFIED FINANCIAL SERVICES - 2.9%
         20,000      Alliance Capital Management Holding                 1,003
         66,666      Citigroup, Inc.                                     3,604
         20,000      Merrill Lynch & Co.                                 1,320
                                                                     ---------
                                                                         5,927
                                                                     ---------

                     INSURANCE - 2.1%
         84,919      St. Paul Cos.                                       4,188
                                                                     ---------

                     INTERNET - 1.1%
         40,000      America Online, Inc. *                              2,150
                                                                     ---------

                     MACHINERY - DIVERSIFIED - 0.2%
         10,000      Ingersoll-Rand Co.                                    339
                                                                     ---------

                     MISCELLANEOUS MANUFACTURER - 0.4%
         15,000      Tyco International Ltd.                               778
                                                                     ---------

                     OIL & GAS PRODUCERS - 1.9%
         20,000      Baker Hughes, Inc.                                    743
         15,000      Schlumberger Ltd.                                   1,235
         30,000      Transocean Sedco Forex, Inc.                        1,758
                                                                     ---------
                                                                         3,736
                                                                     ---------

                     PHARMACEUTICALS - 1.1%
         26,184      Alza Corp. *                                        2,265
                                                                     ---------

                     PIPELINES - 1.1%
         25,000      Enron Corp.                                         2,191
                                                                     ---------

                     SEMICONDUCTORS - 0.7%
         35,000      Intel Corp.                                      $  1,455
                                                                     ---------

                     SOFTWARE - 1.4%
         43,000      Automatic Data Processing                           2,876
                                                                     ---------

                     TELECOMMUNICATIONS - 2.1%
         51,000      Motorola, Inc.                                      1,441
         20,000      Qwest Communications International *                  961
         25,000      US Cellular Corp. *                                 1,750
                                                                     ---------
                                                                         4,152
                                                                     ---------

                     Total Common Stocks
                     (cost $39,246)                                     37,041
                                                                     ---------

PRINCIPAL
AMOUNT
(000S)
---------
                     SHORT-TERM INVESTMENT - 11.8%
                     (cost $23,558)

       $23,558       Bayerische Hypo-Und Vereinsbank, Grand
                     Cayman, Eurodollar Time Deposits,
                     6.72%,10/2/00                                      23,558
                                                                     ---------

                     Total Investments - 100.7%
                     (cost $178,035)                                   201,356

                     Liabilities less Other Assets - (0.7%)             (1,389)
                                                                     ---------

                     NET ASSETS - 100%                                $199,967
                                                                     =========


(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, the value of these securities amounted to approximately $26,336,000 or 13.2% of net assets.


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

STOCK INDEX FUND

NUMBER                                                                    VALUE
OF SHARES                                                                 (000S)
--------------------------------------------------------------------------------
                     COMMON STOCKS - 97.1%

                     ADVERTISING - 0.2%
         12,500      Interpublic Group of Cos., Inc.                 $     426
          7,200      Omnicom Group, Inc.                                   525
          3,000      Young & Rubicam, Inc.                                 149
                                                                     ---------
                                                                         1,100
                                                                     ---------

                     AEROSPACE - 1.0%
         36,468      Boeing (The) Co.                                    2,297
          8,100      General Dynamics Corp.                                509
          4,100      Goodrich (B.F.) Co.                                   161
         17,346      Lockheed Martin Corp.                                 572
          2,900      Northrop Grumman Corp.                                264
         13,800      Raytheon Co.                                          392
         19,000      United Technologies Corp.                           1,316
                                                                     ---------
                                                                         5,511
                                                                     ---------

                     AIRLINES - 0.2%
          6,040      AMR Corp.                                             197
          5,000      Delta Air Lines, Inc.                                 222
         20,287      Southwest Airlines Co.                                492
          2,700      U.S. Airways Group, Inc.                               82
                                                                     ---------
                                                                           993
                                                                     ---------

                     APPAREL - 0.1%
          2,200      Liz Claiborne, Inc.                                    85
         11,000      NIKE, Inc., Class B                                   441
          2,300      Reebok International Ltd.                              43
          1,300      Russell Corp.                                          21
          4,628      VF Corp.                                              114
                                                                     ---------
                                                                           704
                                                                     ---------

                     AUTO MANUFACTURERS - 0.7%
         76,875      Ford Motor Co.                                      1,946
         21,800      General Motors Corp.                                1,417
          2,380      Navistar International Corp.                           71
          3,060      PACCAR, Inc.                                          114
                                                                     ---------
                                                                         3,548
                                                                     ---------

                     AUTO PARTS & EQUIPMENT - 0.2%
          2,900      Cooper Tire & Rubber Co.                               29
          6,072      Dana Corp.                                            131
         22,710      Delphi Automotive Systems Corp.                       343
          6,358      Goodyear (The) Tire & Rubber Co.                      115
          5,000      TRW, Inc.                                             203
          5,299      Visteon Corp.                                   $      80
                                                                     ---------
                                                                           901
                                                                     ---------

                     BANKS - 4.7%
         15,250      AmSouth Bancorp.                                      191
         66,657      Bank of America Corp.                               3,491
         30,000      Bank of New York Co., Inc.                          1,682
         46,946      Bank One Corp.                                      1,813
         16,200      BB&T Corp.                                            488
         53,128      Chase Manhattan Corp.                               2,454
          6,350      Comerica, Inc.                                        371
         18,862      Fifth Third Bancorp                                 1,016
         39,974      First Union Corp.                                   1,287
         38,909      Firstar Corp.                                         871
         36,609      FleetBoston Financial Corp.                         1,428
         10,172      Huntington Bancshares, Inc.                           149
         17,500      KeyCorp                                               443
         19,800      Mellon Financial Corp.                                918
         24,700      National City Corp.                                   546
          5,575      Old Kent Financial Corp.                              161
         11,700      PNC Bank Corp.                                        761
          8,900      Regions Financial Corp.                               202
          6,800      SouthTrust Corp.                                      214
          6,500      State Street Corp.                                    845
          7,100      Summit Bancorp                                        245
         12,100      SunTrust Banks, Inc.                                  603
         11,550      Synovus Financial Corp.                               245
         30,242      U.S. Bancorp                                          688
          5,500      Union Planters Corp.                                  182
          8,300      Wachovia Corp.                                        471
         66,860      Wells Fargo & Co.                                   3,070
                                                                     ---------
                                                                        24,835
                                                                     ---------

                     BEVERAGES - 1.9%
         36,688      Anheuser-Busch Cos., Inc.                           1,552
          2,800      Brown-Forman Corp., Class B                           153
        100,600      Coca-Cola (The) Co.                                 5,546
         17,000      Coca-Cola Enterprises, Inc.                           271
          1,500      Coors (Adolph) Co., Class B                            95
         58,600      PepsiCo, Inc.                                       2,696
                                                                     ---------
                                                                        10,313
                                                                     ---------

                     BIOTECHNOLOGY - 0.6%
         41,800      Amgen, Inc.*                                        2,919
          6,000      Biogen, Inc. *                                        366
                                                                     ---------
                                                                         3,285
                                                                     ---------


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                               NORTHERN FUNDS Semiannual Report

NUMBER                                                                    VALUE
OF SHARES                                                                 (000S)
--------------------------------------------------------------------------------
                     BUILDING MATERIALS - 0.1%
          1,600      Armstrong World Industries, Inc.                $      19
         18,600      Masco Corp.                                           346
          2,300      Owens Corning                                           6
          4,100      Vulcan Materials Co.                                  165
                                                                     ---------
                                                                           536
                                                                     ---------

                     CHEMICALS - 0.8%
          9,300      Air Products & Chemicals, Inc.                        335
          2,800      Ashland Inc.                                           94
         27,550      Dow Chemical Co.                                      687
         42,377      du Pont (E.I.) de Nemours & Co.                     1,756
          3,075      Eastman Chemical Co.                                  114
          5,162      Engelhard Corp.                                        84
          2,100      Great Lakes Chemical Corp.                             62
          4,400      Hercules, Inc.                                         62
          7,100      PPG Industries, Inc.                                  282
          6,400      Praxair, Inc.                                         239
          8,843      Rohm & Haas Co.                                       257
          6,600      Sherwin-Williams Co.                                  141
          3,300      Sigma-Aldrich Corp.                                   108
          5,500      Union Carbide Corp.                                   207
          2,700      W.R. Grace & Co.                                       19
                                                                     ---------
                                                                         4,447
                                                                     ---------

                     COMMERCIAL SERVICES - 0.5%
          4,000      Block (H&R), Inc.                                     148
         29,508      Cendant Corp.*                                        321
          6,200      Convergys Corp.                                       241
          2,900      Deluxe Corp.                                           59
          4,900      Donnelley (R.R.) & Sons Co.                           120
          5,200      Ecolab, Inc.                                          188
          5,700      Equifax, Inc.                                         154
         11,541      McKesson HBOC, Inc.                                   353
          6,602      Moody's Corp.                                         227
         15,100      Paychex, Inc.                                         793
          4,700      Quintiles Transnational Corp. *                        74
                                                                     ---------
                                                                         2,678
                                                                     ---------

                     COMPUTERS - 7.5%
         13,200      Apple Computer, Inc.                                  340
          5,900      Ceridian Corp.                                        166
         68,989      Compaq Computer Corp.*                              1,903
          6,800      Computer Sciences Corp.                               505
        105,000      Dell Computer Corp.*                                3,235
         18,900      Electronic Data Systems Corp.                         784
         88,512      EMC Corp.*                                      $   8,774
         13,100      Gateway 2000, Inc.*                                   612
         40,500      Hewlett-Packard Co.                                 3,929
         71,500      International Business Machines Corp.               8,044
          5,200      Lexmark International Group, Inc.*                    195
          3,900      NCR Corp. *                                           147
          4,800      Sapient Corp.                                         195
          9,300      Seagate Technology, Inc.*                             642
         64,400      Sun Microsystems, Inc.*                             7,519
         12,700      Unisys Corp.                                          143
         16,300      Veritas Software Corp.                              2,314
                                                                     ---------
                                                                        39,447
                                                                     ---------

                     COSMETICS/PERSONAL CARE - 1.5%
          2,300      Alberto-Culver Co., Class B                            66
          9,672      Avon Products, Inc.                                   395
         23,300      Colgate-Palmolive Co.                               1,100
         42,788      Gillette Co.                                        1,321
          4,100      International Flavors & Fragrances, Inc.               75
         21,836      Kimberly-Clark Corp.                                1,219
         53,056      Procter & Gamble Co.                                3,555
                                                                     ---------
                                                                         7,731
                                                                     ---------

                     DISTRIBUTION/WHOLESALE - 0.0%
          7,150      Genuine Parts Co.                                     136
          3,800      Grainger (W.W.), Inc.                                 100
                                                                     ---------
                                                                           236
                                                                     ---------

                     DIVERSIFIED FINANCIAL SERVICES - 6.7%
         54,100      American Express Co.                                3,287
         29,586      Associates First Capital Corp.                      1,124
          4,376      Bear (The) Stearns Cos., Inc.                         276
          8,000      Capital One Financial Corp.                           561
         10,700      CIT Group, Inc.                                       187
        182,620      Citigroup Inc.                                      9,873
          4,600      Countrywide Credit Industries, Inc.                   174
         40,900      Fannie Mae                                          2,924
          9,900      Franklin Resources, Inc.                              440
         28,200      Freddie Mac                                         1,525
         19,145      Household International, Inc.                       1,084
          6,500      J.P. Morgan & Co., Inc.                             1,062
          4,900      Lehman Brothers Holdings, Inc.                        724
         34,605      MBNA Corp.                                          1,332
         32,600      Merrill Lynch & Co., Inc.                           2,152
         45,718      Morgan Stanley, Dean Witter & Co.                   4,180
          6,000      Paine Webber Group, Inc.                              409


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                                    VALUE
OF SHARES                                                                 (000S)
--------------------------------------------------------------------------------
                     COMMON STOCKS - 97.1% (CONT'D.)

                     DIVERSIFIED FINANCIAL SERVICES - 6.7% (CONT'D.)
          4,900      Price (T. Rowe) Associates, Inc.                $     230
          5,800      Providian Corp.                                       737
         56,025      Schwab (Charles) Corp.                              1,989
          9,100      Stilwell Financial, Inc.                              395
          6,300      USA Education, Inc.                                   303
                                                                     ---------
                                                                        34,968
                                                                     ---------

                     ELECTRIC - 2.1%
         18,500      AES Corp.                                           1,267
          5,600      Ameren Corp.                                          235
         13,040      American Electric Power Co.                           510
          6,500      CP&L Energy, Inc.                                     271
          6,441      Cinergy Corp.                                         213
          4,500      CMS Energy Corp.                                      121
          8,600      Consolidated Edison, Inc.                             293
          6,100      Constellation Energy Group, Inc.                      303
          9,693      Dominion Resources, Inc.                              563
          5,800      DTE Energy Co.                                        222
         14,952      Duke Energy Corp.                                   1,282
         13,200      Edison International                                  255
          9,100      Entergy Corp.                                         339
          9,300      FirstEnergy Corp.                                     251
          4,000      Florida Progress Corp.                                212
          7,200      FPL Group, Inc.                                       473
          4,900      GPU, Inc.                                             159
          6,500      Niagara Mohawk Power Corp.                            102
          6,900      PECO Energy Co.                                       418
         15,700      PG&E Corp.                                            380
          3,400      Pinnacle West Capital Corp.                           173
          5,900      PP&L Resources, Inc.                                  246
          8,750      Public Service Enterprise Group, Inc.                 391
         11,922      Reliant Energy, Inc.                                  554
         26,300      Southern Co.                                          853
         10,684      TXU Corp.                                             423
          7,100      Unicom Corp.                                          400
         13,785      Xcel Energy, Inc.                                     379
                                                                     ---------
                                                                        11,288
                                                                     ---------

                     ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
          7,900      American Power Conversion Corp.                       152
         17,300      Emerson Electric Co.                                1,159
          7,975      Molex, Inc.                                           434
                                                                     ---------
                                                                         1,745
                                                                     ---------

                     ELECTRONICS - 0.9%
         18,356      Agilnet Technologies, Inc.                      $     898
          3,500      Johnson Controls, Inc.                                186
          1,900      Millipore Corp.                                        92
          4,525      Parker-Hannifin Corp.                                 153
          8,500      PE Corp-PE Biosystems Group                           990
          2,000      PerkinElmer, Inc.                                     209
          6,100      Sanmina Corp.                                         571
         24,400      Solectron Corp.*                                    1,125
          1,950      Tektronix, Inc.                                       150
          7,000      Thermo Electron Corp.*                                182
          2,400      Thomas & Betts Corp.                                   42
                                                                     ---------
                                                                         4,598
                                                                     ---------

                     ENGINEERING & CONSTRUCTION - 0.0%
          3,100      Fluor Corp.                                            93
                                                                     ---------

                     ENVIRONMENTAL CONTROL - 0.1%
          8,000      Allied Waste Industries, Inc.*                         74
         25,273      Waste Management, Inc.                                440
                                                                     ---------
                                                                           514
                                                                     ---------

                     FOOD - 1.8%
         17,145      Albertson's, Inc.                                     360
         25,665      Archer-Daniels-Midland Co.                            221
         11,300      Bestfoods                                             822
         17,100      Campbell Soup Co.                                     442
         21,600      ConAgra Foods, Inc.                                   433
         11,600      General Mills, Inc.                                   412
         14,100      Heinz (H.J.) Co.                                      523
          5,600      Hershey Foods Corp.                                   303
         16,500      Kellogg Co.                                           399
         33,500      Kroger Co.                                            756
         13,300      Nabisco Group Holdings Corp.                          379
          5,400      Quaker Oats (The) Co.                                 427
         12,500      Ralston Purina Group                                  296
         20,200      Safeway, Inc.*                                        943
         35,300      Sara Lee Corp.                                        717
          5,400      SUPERVALU Inc.                                         81
         13,500      Sysco Corp.                                           625
         23,171      Unilever N.V.-ADR                                   1,118
          5,700      Winn-Dixie Stores, Inc.                                82
          4,600      Wrigley (Wm.) Jr. Co.                                 346
                                                                     ---------
                                                                         9,685
                                                                     ---------


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                               NORTHERN FUNDS Semiannual Report

NUMBER                                                                    VALUE
OF SHARES                                                                 (000S)
--------------------------------------------------------------------------------
                     FOREST PRODUCTS & PAPER - 0.4%
          2,333      Boise Cascade Co.                               $      62
          8,300      Fort James Corp.                                      254
          6,900      Georgia-Pacific Corp.                                 162
         19,672      International Paper Co.                               564
          4,216      Louisiana-Pacific Corp.                                39
          4,200      Mead Corp.                                             98
          1,200      Potlatch Corp.                                         38
          2,050      Temple-Inland, Inc.                                    78
          4,100      Westvaco Corp.                                        109
          8,900      Weyerhaeuser Co.                                      359
          4,400      Willamette Industries, Inc.                           124
                                                                     ---------
                                                                         1,887
                                                                     ---------

                     GAS - 0.1%
          1,100      Eastern Enterprises                                    70
          5,500      KeySpan Corp.                                         221
          1,900      NICOR, Inc.                                            69
          1,200      ONEOK, Inc.                                            48
          1,400      Peoples Energy Corp.                                   47
          8,271      Sempra Energy, Inc.                                   171
                                                                     ---------
                                                                           626
                                                                     ---------

                     HAND/MACHINE TOOLS - 0.0%
          3,400      Black & Decker Corp.                                  116
          2,350      Snap-On, Inc.                                          55
          3,500      Stanley Works (The)                                    81
                                                                     ---------
                                                                           252
                                                                     ---------

                     HEALTH CARE - PRODUCTS - 2.1%
          2,100      Bard (C.R.), Inc.                                      89
          2,200      Bausch & Lomb, Inc.                                    86
         11,900      Baxter International, Inc.                            950
         10,300      Becton, Dickinson & Co.                               272
          7,200      Biomet, Inc.                                          252
         16,500      Boston Scientific Corp.*                              271
         12,500      Guidant Corp.                                         884
         56,500      Johnson & Johnson                                   5,307
          2,700      Mallinckrodt, Inc.                                    123
         48,600      Medtronic, Inc.                                     2,518
          3,450      St. Jude Medical, Inc.                                176
                                                                     ---------
                                                                        10,928
                                                                     ---------

                     HEALTHCARE - SERVICES - 0.5%
         22,647      HCA-The Healthcare Co.                          $     841
         15,700      HEALTHSOUTH Corp. *                                   128
          6,700      Humana, Inc.                                           72
          4,150      Manor Care, Inc. *                                     65
         12,800      Tenet Healthcare Corp.*                               466
          6,500      United Health Group Corp.                             641
          2,500      Wellpoint Health Networks, Inc., Class A*             240
                                                                     ---------
                                                                         2,453
                                                                     ---------

                     HOME BUILDERS - 0.0%
          2,400      Centex Corp.                                           77
          1,986      Kaufman & Broad Home Corp.                             53
          1,600      Pulte Corp.                                            53
                                                                     ---------
                                                                           183
                                                                     ---------

                     HOME FURNISHINGS - 0.1%
          8,000      Leggett & Platt, Inc.                                 127
          3,100      Maytag Corp.                                           96
          2,900      Whirlpool Corp.                                       113
                                                                     ---------
                                                                           336
                                                                     ---------

                     HOUSEHOLD PRODUCTS/WARES - 0.2%
          2,600      American Greetings Corp., Class A                      46
          4,500      Avery Dennison Corp.                                  209
          9,500      Clorox (The) Co.                                      375
          6,400      Fortune Brands, Inc.                                  170
          2,300      Tupperware Corp.                                       41
                                                                     ---------
                                                                           841
                                                                     ---------

                     HOUSEWARES - 0.0%
         10,808      Newell Rubbermaid, Inc.                               247
                                                                     ---------

                     INSURANCE - 3.6%
          5,723      Aetna, Inc.                                           332
         10,800      AFLAC, Inc.                                           692
         29,814      Allstate Corp.                                      1,036
         10,210      American General Corp.                                796
         93,919      American International Group, Inc.                  8,987
         10,375      Aon Corp.                                             407
          7,100      Chubb (The) Corp.                                     562
          6,400      CIGNA Corp.                                           668
          6,500      Cincinnati Financial Corp.                            231
         13,248      Conseco, Inc.                                         101
          9,100      Hartford Financial Services Group (The), Inc.         664
          4,175      Jefferson-Pilot Corp.                                 283


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                                    VALUE
OF SHARES                                                                 (000S)
--------------------------------------------------------------------------------
                     COMMON STOCKS - 97.1% (CONT'D.)

                     INSURANCE - 3.6% (CONT'D.)
          7,700      Lincoln National Corp.                          $     371
          4,000      Loews Corp.                                           334
         11,050      Marsh & McLennan Cos., Inc.                         1,467
          4,000      MBIA, Inc.                                            285
          4,300      MGIC Investment Corp.                                 263
          3,000      Progressive Corp.                                     246
          5,200      SAFECO Corp.                                          142
          9,080      St. Paul Cos., Inc.                                   448
          5,200      Torchmark Corp.                                       143
          9,761      UnumProvident Corp.                                   265
                                                                     ---------
                                                                        18,723
                                                                     ---------

                     INTERNET - 1.3%
         93,700      America Online, Inc.                                5,036
         22,300      Yahoo! Inc.                                         2,030
                                                                     ---------
                                                                         7,066
                                                                     ---------

                     IRON/STEEL - 0.0%
          3,332      Allegheny Teledyne, Inc.                               60
          5,400      Bethlehem Steel Corp.*                                 17
          3,300      Nucor Corp.                                            99
          3,600      USX-U.S. Steel Group                                   55
                                                                     ---------
                                                                           231
                                                                     ---------

                     LEISURE TIME - 0.3%
          3,500      Brunswick Corp.                                        64
         23,896      Carnival Corp.                                        588
         12,300      Harley-Davidson, Inc.                                 589
          5,281      Sabre Holdings Corp. *                                153
                                                                     ---------
                                                                         1,394
                                                                     ---------

                     LODGING - 0.1%
          4,750      Harrah's Entertainment, Inc.                          131
         15,000      Hilton Hotels Corp.                                   173
          9,700      Marriott International, Inc.                          354
                                                                     ---------
                                                                           658
                                                                     ---------

                     MACHINERY - CONSTRUCTION & MINING - 0.1%
         14,000      Caterpillar, Inc.                                     473
                                                                     ---------

                     MACHINERY - DIVERSIFIED - 0.2%
            900      Briggs & Stratton Corp.                          $     34
          1,700      Cummins Engine Co., Inc.                               51
          9,500      Deere & Co.                                           316
          8,200      Dover Corp.                                           385
          6,550      Ingersoll-Rand Co.                                    222
          2,400      McDermott International, Inc.                          26
          7,500      Rockwell International Corp.                          227
                                                                     ---------
                                                                         1,261
                                                                     ---------

                     MEDIA - 3.3%
         23,800      Clear Channel Communications, Inc.*                 1,345
         36,700      Comcast Corp., Class A                              1,502
         84,600      Disney (The Walt) Co.                               3,236
          3,500      Dow Jones & Co., Inc.                                 212
         10,700      Gannett Co., Inc.                                     567
          3,011      Harcourt General, Inc.                                178
          3,100      Knight-Ridder, Inc.                                   158
          7,900      McGraw Hill Cos., Inc.                                502
          2,100      Meredith Corp.                                         62
          6,800      New York Times Co., Class A                           267
         17,700      Seagram Co. Ltd.                                    1,017
         53,700      Time Warner, Inc.                                   4,202
         12,500      Tribune Co.                                           545
         61,548      Viacom, Inc., Class B*                              3,600
                                                                     ---------
                                                                        17,393
                                                                     ---------

                     METAL FABRICATE/HARDWARE - 0.0%
          2,500      Timken (The) Co.                                       34
          3,525      Worthington Industries, Inc.                           33
                                                                     ---------
                                                                            67
                                                                     ---------

                     METALS - DIVERSIFIED - 0.4%
          8,925      Alcan Aluminum Ltd.                                   258
         35,212      Alcoa Inc.                                            891
         16,100      Barrick Gold Corp.                                    246
          6,200      Freeport-McMoRan Copper &
                     Gold, Inc., Class B                                    55
         10,700      Homestake Mining Co.                                   56
          7,400      Inco Ltd.                                             119
          6,777      Newmont Mining Corp.                                  115
          3,230      Phelps Dodge Corp.                                    135
         13,335      Placer Dome, Inc.                                     125
                                                                     ---------
                                                                         2,000
                                                                     ---------


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                               NORTHERN FUNDS Semiannual Report

NUMBER                                                                    VALUE
OF SHARES                                                                 (000S)
--------------------------------------------------------------------------------
                     MISCELLANEOUS MANUFACTURING - 6.0%
          3,800      Cooper Industries, Inc.                         $     134
          2,418      Crane Co.                                              55
          5,800      Danaher Corp.                                         289
         12,500      Eastman Kodak Co.                                     511
          3,000      Eaton Corp.                                           185
          1,200      FMC Corp.                                              80
        402,200      General Electric Co.                               23,202
         32,512      Honeywell International, Inc.                       1,158
         12,300      Illinois Tool Works, Inc.                             687
          3,600      ITT Industries, Inc.                                  117
         16,100      Minnesota Mining & Manufacturing Co.                1,467
          1,700      National Service Industries, Inc.                      33
          4,966      Pall Corp.                                             99
          1,828      Polaroid Corp.                                         25
          5,800      Textron, Inc.                                         268
         68,422      Tyco International Ltd.                             3,549
                                                                     ---------
                                                                        31,859
                                                                     ---------

                     OFFICE/BUSINESS EQUIPMENT - 0.2%
         10,400      Pitney Bowes, Inc.                                    410
         27,096      Xerox Corp.                                           408
                                                                     ---------
                                                                           818
                                                                     ---------

                     OIL & GAS PRODUCERS - 5.2%
          3,700      Amerada Hess Corp.                                    248
          9,906      Anadarko Petroleum Corp.                              658
          5,000      Apache Corp.                                          296
          8,782      Burlington Resources, Inc.                            323
         26,500      Chevron Corp.                                       2,259
          8,700      Coastal Corp.                                         645
         25,291      Conoco Inc.                                           681
          5,200      Devon Energy Corp.                                    313
        141,457      Exxon Mobil Corp.                                  12,607
          3,849      Kerr-McGee Corp.                                      255
         15,000      Occidental Petroleum Corp.                            327
         10,300      Phillips Petroleum Co.                                646
          3,800      Rowan Cos., Inc.                                      110
         87,100      Royal Dutch Petroleum Co. ADR                       5,221
          3,500      Sunoco, Inc.                                           94
         22,400      Texaco, Inc.                                        1,176
          5,900      Tosco Corp.                                           184
          8,510      Trasocean Sedco Forex, Inc.                           499
          9,900      Unocal Corp.                                          352
         12,700      USX-Marathon Group                                    360
                                                                     ---------
                                                                        27,254
                                                                     ---------

                     OIL & GAS SERVICES - 0.6%
         13,440      Baker Hughes, Inc.                              $     499
         18,100      Halliburton Co.                                       886
         23,100      Schlumberger Ltd.                                   1,901
                                                                     ---------
                                                                         3,286
                                                                     ---------

                     PACKAGING & CONTAINERS - 0.1%
          1,200      Ball Corp.                                             38
          2,200      Bemis Co.                                              71
          5,100      Crown Cork & Seal Co., Inc.                            55
          5,900      Owens-Illinois, Inc.*                                  55
          6,900      Pactiv Corp. *                                         77
          3,353      Sealed Air Corp.*                                     151
                                                                     ---------
                                                                           447
                                                                     ---------

                     PHARMACEUTICALS - 7.9%
         62,900      Abbott Laboratories                                 2,992
          5,300      Allergan, Inc.                                        448
          4,700      ALZA Corp.*                                           407
         52,900      American Home Products Corp.                        2,992
         79,760      Bristol-Myers Squibb Co.                            4,556
         11,300      Cardinal Health, Inc.                                 997
         45,896      Lilly (Eli) & Co.                                   3,723
          8,500      MedImmune, Inc.                                       657
         93,400      Merck & Co., Inc.                                   6,952
        256,350      Pfizer, Inc.                                       11,520
         52,702      Pharmacia Corp.                                     3,172
         59,500      Schering-Plough Corp.                               2,767
          4,200      Watson Pharmaceuticals, Inc.*                         271
                                                                     ---------
                                                                        41,454
                                                                     ---------

                     PIPELINES - 0.8%
          3,250      Columbia Energy Group                                 231
          9,400      El Paso Energy Corp.                                  579
         30,000      Enron Corp.                                         2,629
         18,000      Williams (The) Cos., Inc.                             760
                                                                     ---------
                                                                         4,199
                                                                     ---------

                     RETAIL - 5.1%
          5,200      Autozone, Inc.*                                       118
         11,500      Bed Bath & Beyond, Inc. *                             280
          8,400      Best Buy Co., Inc.*                                   534
          8,300      Circuit City Stores, Inc.                             191
          4,500      Consolidated Stores Corp.*                             61
         18,116      Costco Wholesale Corp.                                633
         15,900      CVS Corp.                                             736


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                                    VALUE
OF SHARES                                                                 (000S)
--------------------------------------------------------------------------------
                     COMMON STOCKS - 97.1% (CONT'D.)
                     RETAIL - 5.1% (CONT'D.)
          5,000      Darden Restaurants, Inc.                        $     104
          3,800      Dillard's, Inc., Class A                               40
         13,305      Dollar General Corp.                                  223
          8,400      Federated Department Stores, Inc.                     219
         34,487      Gap (The), Inc.                                       694
         94,055      Home Depot (The), Inc.                              4,991
         19,500      Kmart Corp.                                           117
         13,400      Kohl's Corp.*                                         773
         17,500      Limited (The), Inc.                                   386
          1,500      Longs Drug Stores, Inc.                                29
         15,500      Lowe's Cos., Inc.                                     696
         12,948      May Department Stores Co.                             265
         53,600      McDonald's Corp.                                    1,618
          5,300      Nordstrom, Inc.                                        82
         12,400      Office Depot, Inc. *                                   97
         10,600      Penney (J.C.) & Co., Inc.                             125
          7,500      RadioShack Corp.                                      485
         13,900      Sears, Roebuck & Co.                                  451
         18,450      Staples, Inc. *                                       262
          7,600      Starbucks Corp.                                       304
         36,900      Target Corp.                                          946
          5,900      Tiffany & Co.                                         228
         11,900      TJX Cos., Inc.                                        268
          8,775      Toys R US, Inc.                                       143
          5,900      Tricon Global Restaurants, Inc.*                      181
         41,000      Walgreen Co.                                        1,555
        181,300      Wal-Mart Stores, Inc.                               8,725
          4,600      Wendy's International, Inc.                            92
                                                                     ---------
                                                                        26,652
                                                                     ---------

                     SAVINGS & LOANS - 0.3%
          8,525      Charter One Financial, Inc.                           208
          6,400      Golden West Financial Corp.                           343
         21,880      Washington Mutual, Inc.                               871
                                                                     ---------
                                                                         1,422
                                                                     ---------

                     SEMICONDUCTORS - 5.1%
         12,600      Advanced Micro Devices, Inc.*                         298
         16,200      Altera Corp.                                          774
         14,400      Analog Devices, Inc. *                              1,189
         32,900      Applied Materials, Inc. *                           1,951
          9,000      Broadcom Corp.                                      2,194
          9,300      Conexant Systems, Inc. *                              389
        272,600      Intel Corp.                                     $  11,330
          7,600      KLA-Tencor Corp.*                                     313
         12,600      Linear Technology Corp.                               816
         12,600      LSI Logic Corp.*                                      369
         11,500      Maxim Integrated Products, Inc.                       925
         22,900      Micron Technology, Inc.                             1,053
          7,200      National Semiconductor Corp.*                         290
          5,300      Novellus Systems, Inc.                                247
          7,000      Teradyne, Inc. *                                      245
         70,200      Texas Instruments, Inc.                             3,313
         13,300      Xlinx, Inc. *                                       1,137
                                                                     ---------
                                                                        26,833
                                                                     ---------

                     SOFTWARE - 5.6%
          4,900      Adobe Systems, Inc.                                   761
          2,300      Autodesk, Inc.                                         58
         25,500      Automatic Data Processing, Inc.                     1,705
         10,000      BMC Software, Inc.*                                   191
          7,500      Citrix Systems, Inc. *                                150
         23,976      Computer Associates International, Inc.               604
         14,800      Compuware Corp.*                                      124
         16,500      First Data Corp.                                      645
         12,104      IMS Health, Inc.                                      251
          3,200      Mercury Interactive Corp.                             502
        213,700      Microsoft Corp.*                                   12,889
         13,200      Novell, Inc.*                                         131
        114,250      Oracle Corp.*                                       8,997
         11,100      Parametric Technology Co.*                            121
         11,400      Peoplesoft, Inc.*                                     318
         16,900      Siebel Systems, Inc.                                1,882
                                                                     ---------
                                                                        29,329
                                                                     ---------

                     TELECOMMUNICATIONS - 14.7%
          4,000      Adaptec, Inc.                                          80
         28,700      ADC Telecommunications, Inc.*                         772
         12,800      Alltel Corp.                                          668
          3,262      Andrew Corp.*                                          85
        152,555      AT&T Corp.                                          4,481
         76,100      BellSouth Corp.                                     3,063
          7,500      Cabletron Systems, Inc.                               220
          5,750      Century Telephone Enterprises, Inc.                   157
        288,100      Cisco Systems, Inc.                                15,918
          6,300      Comverse Technology, Inc. *                           680
         11,900      Corning, Inc.                                       3,534
         35,765      Global Crossing Ltd.*                               1,109
         38,000      JDS Uniphase Corp.                                  3,598


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                      NORTHERN FUNDS Semiannual Report Principal

NUMBER                                                                    VALUE
OF SHARES                                                                 (000S)
--------------------------------------------------------------------------------

        135,600      Lucent Technologies, Inc.                       $   4,144
         88,565      Motorola, Inc.                                      2,502
         12,700      Network Appliance, Inc.                             1,618
         30,900      Nextel Communications, Inc.*                        1,445
        121,300      Nortel Networks Corp.                               7,225
         22,909      Palm, Inc.                                          1,213
         30,300      QUALCOMM, Inc.*                                     2,159
         67,455      Qwest Communications International, Inc.            3,242
        137,592      SBC Communications, Inc.                            6,880
          6,500      Scientific-Atlanta, Inc.                              414
         35,900      Sprint Corp. (FON Group)                            1,052
         37,700      Sprint Corp. (PCS Group)                            1,322
         16,700      Tellabs, Inc.*                                        797
        110,370      Verizon Wireless Communications                     5,346
        116,617      MCI WorldCom, Inc.*                                 3,542
                                                                     ---------
                                                                        77,266
                                                                     ---------

                     TEXTILES - 0.0%
            700      Springs Industries, Inc., Class A                      20
                                                                     ---------

                     TOBACCO - 0.5%
         91,400      Philip Morris Cos., Inc.                            2,691
          6,600      UST, Inc.                                             151
                                                                     ---------
                                                                         2,842
                                                                     ---------

                     TOYS, GAMES & HOBBIES - 0.1%
          7,012      Hasbro, Inc.                                           80
         17,341      Mattel, Inc.                                          194
                                                                     ---------
                                                                           274
                                                                     ---------

                     TRANSPORTATION - 0.3%
         16,428      Burlington Northern Santa Fe Corp.                    354
          8,924      CSX Corp.                                             195
         11,540      FedEx Corp. *                                         512
         15,600      Norfolk Southern Corp.                                228
         10,100      Union Pacific Corp.                                   392
                                                                     ---------
                                                                         1,681
                                                                     ---------

                     TRUCKING & LEASING - 0.0%
          2,400      Ryder System, Inc.                                     44
                                                                     ---------
                     Total Common Stocks
                     (cost $320,430)                                   511,855
                                                                     ---------


PRINCIPAL
AMOUNT                                                                    VALUE
(000s)                                                                   (000S)
--------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 2.9%

       $14,222       Bayerische Hypo-Und Vereinsbank,
                     Grand Cayman,
                     Eurodollar Time Deposits,
                     6.72%, 10/2/00                                  $  14,222
          1,040      U.S. Treasury Bill,(1)
                     6.09%, 1/18/01                                      1,021
                                                                     ---------

                     Total Short-Term Investments
                     (cost $15,243)                                     15,243
                                                                     ---------

                     Total Investments - 100.0%
                     (cost $335,673)                                   527,098

                     Other Assets less Liabilities - 0.0%                  202
                                                                     ---------

                     NET ASSETS - 100.0%                             $ 527,300
                                                                     =========

OPEN FUTURES CONTRACTS:

                              Notional                              Unrealized
                Number of      Amount      Contract       Contract     Loss
Type            Contracts      (000s)      Position         Exp.      (000s)
------------------------------------------------------------------------------
S&P 500           41          $14,900        Long          12/00     $(588)
                                                                     -----
                                                                     -----


(1) Security pledged as collateral to cover margin requirements for open futures contracts.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

LARGE CAP VALUE FUND

NUMBER                                                                   VALUE
OF SHARES                                                                (000S)
--------------------------------------------------------------------------------
                     COMMON STOCKS - 97.0%

                     AIRLINES - 1.8%
          2,300      UAL Corp.                                         $    97
                                                                     ---------

                     AUTO MANUFACTURERS - 1.8%
          3,776      Ford Motor Co.                                         96
                                                                     ---------

                     BANKS - 8.6%
          2,400      Bank of America Corp.                                 126
          2,800      Chase Manhattan Corp.                                 129
          3,900      First Union Corp.                                     126
          1,400      PNC Financial Services Group                           91
                                                                     ---------
                                                                           472
                                                                     ---------

                     BUILDING MATERIALS - 1.7%
          5,100      Masco Corp.                                            95
                                                                     ---------

                     CHEMICALS - 6.2%
          2,800      du Pont (E.I.) de Nemours & Co.                       116
          2,800      Eastman Chemical Co.                                  103
          4,100      Rohm & Haas Co.                                       119
                                                                     ---------
                                                                           338
                                                                     ---------

                     COMMERCIAL SERVICES - 2.0%
          3,000      Block (H&R), Inc.                                     111
                                                                     ---------

                     COSMETICS/PERSONAL CARE - 5.7%
          2,500      Avon Products, Inc.                                   102
          1,900      Kimberly-Clark Corp.                                  106
          1,600      Procter & Gamble Co.                                  107
                                                                     ---------
                                                                           315
                                                                     ---------

                     ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
          1,000      Emerson Electric Co.                                   67
                                                                     ---------

                     ELECTRONICS - 2.1%
          6,700      Thomas & Betts Corp.                                  117
                                                                     ---------

                     FOOD - 3.9%
          2,700      General Mills, Inc.                                    96
          3,100      Heinz (H.J.) Co.                                      115
                                                                     ---------
                                                                           211
                                                                     ---------

                     FOREST PRODUCTS & PAPER - 3.8%
          3,500      International Paper Co.                         $     100
          2,800      Temple-Inland, Inc.                                   106
                                                                     ---------
                                                                           206
                                                                     ---------

                     HAND/MACHINE TOOLS - 2.1%
          4,800      Snap-On, Inc.                                         113
                                                                     ---------

                     HEALTH CARE - 1.8%
          1,200      Baxter International, Inc.                             96
                                                                     ---------

                     HOUSEHOLD PRODUCTS/WARES - 1.6%
          5,100      Tupperware Corp.                                       92
                                                                     ---------

                     INSURANCE - 5.9%
          3,200      Allstate Corp.                                        111
          1,200      Hartford Financial Services
                     Group (The), Inc.                                      88
          2,600      Lincoln National Corp.                                125
                                                                     ---------
                                                                           324
                                                                     ---------

                     MACHINERY - DIVERSIFIED - 2.0%
          3,300      Deere & Co.                                           110
                                                                     ---------

                     MEDIA - 1.5%
          1,300      McGraw-Hill Cos., Inc.                                 83
                                                                     ---------

                     METAL - ALUMINUM - 2.3%
          4,900      Alcoa, Inc.                                           124
                                                                     ---------

                     MISCELLANEOUS MANUFACTURERS - 8.1%
          2,600      Eastman Kodak Co.                                     106
          3,400      Honeywell International, Inc.                         121
          1,200      Minnesota Mining & Manufacturing Co.                  109
          5,500      Pall Corp.                                            110
                                                                     ---------
                                                                           446
                                                                     ---------

                     OFFICE/BUSINESS EQUIPMENT - 4.0%
          2,700      Pitney Bowes, Inc.                                    106
          7,600      Xerox Corp.                                           114
                                                                     ---------
                                                                           220
                                                                     ---------

                     OIL & GAS PRODUCERS - 9.5%
          3,700      Conoco, Inc.                                          100
          4,500      Sunoco, Inc                                           121
          1,900      Texaco, Inc.                                          100


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                               NORTHERN FUNDS Semiannual Report


NUMBER                                                                   VALUE
OF SHARES                                                                (000S)
--------------------------------------------------------------------------------
          2,800      Unocal Corp.                                      $    99
          3,600      USX-Marathon Group                                    102
                                                                     ---------
                                                                           522
                                                                     ---------

                     PHARMACEUTICALS - 1.8%
          1,700      American Home Products Corp.                           96
                                                                     ---------

                     PIPELINES - 4.2%
          2,000      El Paso Energy Corp.                                  123
          2,600      Williams (The) Cos., Inc.                             110
                                                                     ---------
                                                                           233
                                                                     ---------

                     RETAIL - 2.1%
          5,500      May Department Stores Co.                             113
                                                                     ---------

                     SAVINGS & LOANS - 1.8%
          2,400      Washington Mutual, Inc.                                96
                                                                     ---------

                     TELECOMMUNICATIONS - 9.5%
          2,600      Alltel Corp.                                          136
          4,100      AT&T Corp.                                            120
          2,500      SBC Communications, Inc.                              125
          2,900      Verizon Wireless Communications                       140
                                                                     ---------
                                                                           521
                                                                     ---------

                     Total Common Stocks
                     (cost $5,382)                                       5,314
                                                                     ---------

PRINCIPAL
AMOUNT
(000S)
--------------------------------------------------------------------------------

                     SHORT-TERM INVESTMENT - 9.4%
                     (cost $513)

           $513      Bayerische Hypo-Und Vereinsbank,
                     Grand Cayman, Eurodollar
                     Time Deposit
                     6.72%, 10/2/00                                   $    513
                                                                      --------

                     Total Investments - 106.4%                          5,827
                     (cost $5,895)

                     Liabilities less Other Assets - (6.4)%               (348)
                                                                      --------

                     NET ASSETS - 100.0%                              $  5,479
                                                                      ========


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

GROWTH EQUITY FUND

NUMBER                                                                  VALUE
OF SHARES                                                               (000S)
--------------------------------------------------------------------------------
                     COMMON STOCKS - 98.2%

                     ADVERTISING - 0.6%
        200,000      Lamar Advertising Co.*                          $   7,575
                                                                     ---------

                     AEROSPACE - 1.1%
        240,000      Boeing Co.                                         15,120
                                                                     ---------

                     AUTO MANUFACTURERS - 0.2%
         50,842      General Motors Corp.                                3,305
                                                                     ---------

                     BANKS - 3.2%
        226,800      Chase Manhattan Corp.                              10,475
        220,000      Fleet Boston Financial Corp.                        8,580
         71,700      State Street Corp.                                  9,321
        319,500      Wells Fargo & Co.                                  14,677
                                                                     ---------
                                                                        43,053
                                                                     ---------

                     BEVERAGES - 1.2%
        146,000      Anheuser-Busch Cos., Inc.                           6,178
        218,200      Pepsico, Inc.                                      10,037
                                                                     ---------
                                                                        16,215
                                                                     ---------

                     BIOTECHNOLOGY - 1.3%
         93,800      Amgen Inc.*                                         6,550
         58,800      Genentech, Inc.*                                   10,918
                                                                     ---------
                                                                        17,468
                                                                     ---------

                     CHEMICALS - 0.4%
        113,600      du Pont (E.I.) de Nemours & Co.                     4,707
                                                                     ---------

                     COMMERCIAL SERVICES - 1.0%
        254,237      Paychex, Inc.                                      13,347
                                                                     ---------

                     COMPUTERS & NETWORKING - 6.0%
         76,700      Computer Sciences Corp.*                            5,695
        221,600      EMC Corp.*                                         21,966
        110,000      Hewlett-Packard Co.                                10,670
        203,100      International Business Machines Corp.              22,849
        163,600      Sun Microsystems, Inc.*                            19,100
                                                                     ---------
                                                                        80,280
                                                                     ---------

                     DIVERSIFIED FINANCIAL SERVICES - 9.5%
        208,200      American Express Company                           12,648
        237,100      Capital One Financial Corp.                        16,612
        443,200      Citigroup, Inc.                                    23,961
        151,600      Fannie Mae                                        $10,839
        216,800      Household International, Inc.                      12,276
        357,500      MBNA Corp.                                         13,764
        124,000      Merrill Lynch & Co.                                 8,184
        171,100      Morgan Stanley Dean Witter & Co.                   15,645
         97,300      Providian Financial Corp.                          12,357
                                                                     ---------
                                                                       126,286
                                                                     ---------

                     ELECTRIC - 0.7%
        108,500      Duke Energy Corp.                                   9,304
                                                                     ---------

                     ELECTRONICS - 2.5%
         80,000      Flextronics International Ltd.*                     6,570
        105,500      Sanmina Corp.*                                      9,877
        376,000      Solectron Corp.*                                   17,343
                                                                     ---------
                                                                        33,790
                                                                     ---------

                     FOOD - 1.1%
        346,635      Keebler Foods Co.                                  14,559
                                                                     ---------

                     FOREST PRODUCTS & PAPER - 0.6%
        160,000      Georgia-Pacific Corp.                               3,760
        162,000      International Paper Co.                             4,647
                                                                     ---------
                                                                         8,407
                                                                     ---------

                     HEALTH CARE - 3.4%
        213,800      Guidant Corp.                                      15,113
        130,800      Johnson & Johnson                                  12,287
        336,200      Medtronic, Inc.                                    17,419
                                                                     ---------
                                                                        44,819
                                                                     ---------

                     INSURANCE - 2.1%
        198,450      American International Group, Inc.                 18,989
         67,300      Marsh & McLennan Cos., Inc.                         8,934
                                                                     ---------
                                                                        27,923
                                                                     ---------

                     INTERNET - 0.9%
        117,600      America Online, Inc.*                               6,321
         62,900      Yahoo! Inc.*                                        5,724
                                                                     ---------
                                                                        12,045
                                                                     ---------

                     MEDIA - 5.5%
        152,500      Comcast Corp.                                       6,243
        215,000      Disney (The Walt) Co.                               8,224
        154,200      Gemstar-TV Guide International, Inc.*              13,444
        241,600      Hispanic Broadcasting Corp.*                        6,735


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                               NORTHERN FUNDS Semiannual Report


NUMBER                                                                  VALUE
OF SHARES                                                               (000S)
--------------------------------------------------------------------------------
        321,700      Infinity Broadcasting Corp.*                      $10,616
        231,800      Time Warner, Inc.                                  18,138
        245,400      Univision Communications, Inc.*                     9,172
                                                                     ---------
                                                                        72,572
                                                                     ---------

                     METALS - DIVERSIFIED - 0.4%
        226,000      Alcoa, Inc.                                         5,721
                                                                     ---------

                     MISCELLANEOUS MANUFACTURING - 6.0%
        215,200      Danaher Corp.                                      10,706
      1,039,100      General Electric Co.                               59,943
        176,000      Tyco International Ltd.                             9,130
                                                                     ---------
                                                                        79,779
                                                                     ---------

                     OIL & GAS PRODUCERS - 4.6%
         74,000      Chevron Corp.                                       6,309
        202,200      Ensco International, Inc.                           7,734
        250,200      Exxon Corp.                                        22,299
        168,500      Royal Dutch Petroleum Co.                          10,099
        148,157      Transocean Sedco Forex, Inc.                        8,686
        215,000      USX-Marathon Group Inc.                             6,101
                                                                     ---------
                                                                        61,228
                                                                     ---------

                     OIL & GAS SERVICES - 1.3%
         94,500      BJ Services Co.*                                    5,776
        147,600      Schlumberger Ltd.                                  12,149
                                                                     ---------
                                                                        17,925
                                                                     ---------

                     PHARMACEUTICALS - 8.9%
        151,600      American Home Products Corp.                        8,575
        371,400      Bristol-Myers Squibb Co.                           21,216
        121,600      Lilly (Eli) & Co.                                   9,865
         72,000      Forest Laboratories, Inc.*                          8,258
        181,000      Merck & Co., Inc.                                  13,473
        654,800      Pfizer, Inc.                                       29,425
        296,400      Pharmacia Corp.                                    17,840
        195,025      Schering-Plough Corp.                               9,069
                                                                     ---------
                                                                       117,721
                                                                     ---------

                     PIPELINES - 2.2%
        102,500      El Paso Energy Corp.                                6,317
        217,400      Enron Corp.                                        19,050
        102,000      Williams (The) Cos., Inc.                           4,310
                                                                     ---------
                                                                        29,677
                                                                     ---------

                     REAL ESTATE INVESTMENT TRUSTS - 0.5%
        269,600      Pinnacle Holdings, Inc.*                        $   7,178
                                                                     ---------

                     RETAIL - 5.6%
        423,800      Home Depot (The), Inc.                             22,488
        233,800      Kohl's Corp.*                                      13,487
        416,800      Walgreen Co.                                       15,812
        453,400      Wal-Mart Stores, Inc.                              21,820
                                                                     ---------
                                                                        73,607
                                                                     ---------

                     SEMICONDUCTORS - 6.0%
        137,600      Altera Corp.*                                       6,570
        187,000      Applied Materials, Inc.*                           11,091
        747,800      Intel Corp.                                        31,080
        186,800      Linear Technology Corp.                            12,095
        257,200      Texas Instruments, Inc.                            12,137
         76,400      Vitesse Semiconductor Corp.*                        6,795
                                                                     ---------
                                                                        79,768
                                                                     ---------

                     SOFTWARE - 6.2%
         72,800      BEA Systems, Inc.*                                  5,669
        211,200      Fiserv, Inc*                                       12,646
        521,000      Microsoft Corp.*                                   31,423
        303,900      Oracle Corp.*                                      23,932
         72,800      Siebel Systems, Inc.*                               8,104
                                                                     ---------
                                                                        81,774
                                                                     ---------

                     TELECOMMUNICATIONS - 15.2%
        130,000      Alcatel                                             8,174
        155,000      Allegiance Telecom, Inc.*                           5,774
        287,000      BellSouth Corp.                                    11,552
        747,500      Cisco Systems, Inc.*                               41,299
         59,600      Corning, Inc.                                      17,701
        340,300      Crown Castle International Corp.*                  10,571
        391,041      Hughes Electronics Corp.                           14,539
         42,000      JDS Uniphase Corp.*                                 3,977
        345,000      Lucent Technologies Inc.                           10,544
        193,500      Motorola, Inc.                                      5,466
        171,000      Nextel Communications, Inc.*                        7,994
        338,000      Nortel Networks Corp.                              20,132


                      SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


NUMBER                                                                  VALUE
OF SHARES                                                               (000S)
--------------------------------------------------------------------------------
                     COMMON STOCKS - 98.2% (CONT'D)

                     TELECOMMUNICATIONS - 15.2% (CONT'D.)
        356,800      SBC Communicaions Inc.                         $   17,840
        100,000      Tellabs, Inc.*                                      4,775
        183,700      Verizon Wireless Communications                     8,898
        155,200      Williams Communications Group*                      3,104
        285,300      WorldCom, Inc.*                                     8,666
                                                                    ----------
                                                                       201,006
                                                                    ----------

                     Total Common Stocks
                     (cost $916,656)                                 1,306,159
                                                                    ----------

PRINCIPAL
 AMOUNT
 (000S)
--------------------------------------------------------------------------------

                     SHORT-TERM INVESTMENT - 2.2%
                     (cost $29,463)

        $29,463      Bayerische Hypo-Und Vereinsbank,
                     Grand Cayman, Eurodollar
                     Time Deposit
                     6.72%, 10/2/00                                 $   29,463
                                                                    ----------

                     Total Investments - 100.4%
                     (cost $946,119)                                 1,335,622

                     Liabilities less Other Assets - (0.4)%             (5,743)
                                                                    ----------

                     NET ASSETS - 100.0%                            $1,329,879
                                                                    ==========


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

SELECT EQUITY FUND

NUMBER                                                                  VALUE
OF SHARES                                                               (000S)
--------------------------------------------------------------------------------
                     COMMON STOCKS - 99.5%

                     AEROSPACE/DEFENSE - 3.2%
        110,000      General Dynamics Corp.                          $   6,909
         75,000      Goodrich (B.F.) Co.                                 2,939
        135,000      Lockheed Martin Corp.                               4,450
         50,000      Northrop Grumman Corp.                              4,544
                                                                     ---------
                                                                        18,842
                                                                     ---------

                     BEVERAGES - 0.7%
         90,000      Anheuser-Busch Cos., Inc.                           3,808
                                                                     ---------

                     BIOTECHNOLOGY - 1.0%
         15,000      Human Genome Sciences, Inc.*                        2,597
         20,000      IDEC Pharmaceuticals Corp.*                         3,507
                                                                     ---------
                                                                         6,104
                                                                     ---------

                     COMMERCIAL SERVICES - 0.6%
         50,000      Plexus Corp.*                                       3,524
                                                                     ---------

                     COMPUTERS - 9.2%
         50,000      Brocade Communications Systems, Inc.*              11,800
         50,000      Check Point Software Technologies, Ltd.*            7,875
        160,000      EMC Corp.*                                         15,860
        120,000      Sun Microsystems, Inc.*                            14,010
         40,000      Veritas Software Corp.*                             5,680
                                                                     ---------
                                                                        55,225
                                                                     ---------

                     DIVERSIFIED FINANCIAL SERVICES - 9.1%
        205,000      American Express Co.                               12,454
        100,000      Capital One Financial Corp.                         7,005
        310,667      Citigroup, Inc.                                    16,795
        185,500      Household International, Inc.                      10,504
        118,000      Merrill Lynch & Co., Inc.                           7,788
                                                                     ---------
                                                                        54,546
                                                                     ---------

                     ELECTRIC - 5.3%
        100,000      AES Corp.*                                          6,850
         75,000      Allegheny Energy, Inc.                              2,864
         45,000      Calpine Corp.*                                      4,697
         60,000      Constellation Energy Group, Inc.                    2,985
         75,000      Entergy Corp.                                       2,794
         50,000      PECO Energy Co.                                     3,028
        135,000      Reliant Energy, Inc.                                6,278
         67,361      Southern Energy, Inc.*                              2,113
                                                                     ---------
                                                                        31,609
                                                                     ---------

                     ELECTRONICS - 3.0%
         90,000      Flextronics International Ltd.*                  $  7,391
         35,000      PE Corp.-PE Biosystems Group                        4,078
         70,000      Waters Corp.*                                       6,230
                                                                     ---------
                                                                        17,699
                                                                     ---------

                     HEALTHCARE - 5.2%
        125,000      Baxter International, Inc.                          9,977
        175,000      Health Management Associates, Inc.*                 3,642
        160,000      Tenet Healthcare Corp.*                             5,820
         85,000      UnitedHealth Group, Inc.                            8,393
         35,000      Universal Health Services, Inc.*                    2,997
                                                                     ---------
                                                                        30,829
                                                                     ---------

                     INSURANCE - 9.8%
        125,000      ACE Ltd.                                            4,906
        135,000      AFLAC, Inc.                                         8,648
         95,000      American General Corp.                              7,410
        190,555      American International Group, Inc.                 18,234
        112,000      Hartford Financial Services
                     Group (The), Inc.                                   8,169
         84,000      Marsh & McLennan Cos., Inc.                        11,151
                                                                     ---------
                                                                        58,518
                                                                     ---------

                     INTERNET - 1.5%
         25,000      Agile Software Corp.*                               2,248
         25,000      Ariba, Inc.*                                        3,582
         24,000      CacheFlow, Inc.*                                    3,432
                                                                     ---------
                                                                         9,262
                                                                     ---------

                     MISCELLANEOUS MANUFACTURING - 5.7%
        475,000      General Electric Co.                               27,402
        130,000      Tyco International Ltd.                             6,744
                                                                     ---------
                                                                        34,146
                                                                     ---------

                     OIL & GAS PRODUCERS - 6.2%
         55,000      Anadarko Petroleum Corp.                            3,655
        100,000      Coastal Corp.                                       7,413
        110,000      Ensco International, Inc.                           4,208
         55,000      Exxon Mobil Corp.                                   4,902
         57,000      Phillips Petroleum Co.                              3,577
         91,000      Schlumberger Ltd.                                   7,490
        100,008      Transocean Sedco Forex, Inc.                        5,863
                                                                     ---------
                                                                        37,108
                                                                     ---------


                      SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


NUMBER                                                                  VALUE
OF SHARES                                                               (000S)
--------------------------------------------------------------------------------
                     COMMON STOCKS - 99.5% (CONT'D.)

                     PHARMACEUTICALS - 9.2%
         25,000      Abgenix, Inc.*                                   $  2,020
         70,000      Alza Corp.*                                         6,055
        125,000      American Home Products Corp.                        7,070
         90,000      Amerisource Health Corp.*                           4,230
        115,000      Cardinal Health, Inc.                              10,142
        120,000      Elan Corp. PLC ADR*                                 6,570
         30,000      Forest Laboratories, Inc., Class A*                 3,441
        200,000      Pfizer, Inc.                                        8,988
         85,000      Teva Pharmaceutical Industries Ltd. ADR             6,221
                                                                     ---------
                                                                        54,737
                                                                     ---------

                     PIPELINES - 3.8%
        160,000      Dynegy, Inc.                                        9,120
        155,000      Enron Corp.                                        13,582
                                                                     ---------
                                                                        22,702
                                                                     ---------

                     RETAIL - 1.8%
         70,000      Kohl's Corp.*                                       4,038
        175,000      Walgreen Co.                                        6,639
                                                                     ---------
                                                                        10,677
                                                                     ---------

                     SEMICONDUCTORS - 1.6%
        105,000      Integrated Device Technology, Inc.*                 9,502
                                                                     ---------

                     SOFTWARE - 8.8%
         30,000      Advent Software, Inc.*                              2,096
        100,000      Automatic Data Processing, Inc.                     6,688
        115,000      BEA Systems, Inc.*                                  8,956
         50,000      Electronic Arts, Inc.*                              2,469
         22,000      I2 Technologies, Inc.*                              4,115
         37,000      Mercury Interactive Corp.*                          5,800
        190,000      Oracle Corp.*                                      14,963
         68,000      Siebel Systems, Inc.*                               7,569
                                                                     ---------
                                                                        52,656
                                                                     ---------

                     TELECOMMUNICATION EQUIPMENT - 13.8%
         66,000      CIENA Corp.*                                   $    8,105
         33,000      Corning, Inc.                                       9,801
         70,000      Extreme Networks, Inc.*                             8,015
         50,000      Finisar Corp.*                                      2,419
         50,000      JDS Uniphase Corp.*                                 4,734
         70,000      Juniper Networks, Inc.*                            15,326
         85,000      Network Appliance, Inc.*                           10,827
         20,000      Newport Corp.                                       3,185
        120,000      Nortel Networks Corp.                               7,148
         40,500      SDL, Inc.*                                         12,527
                                                                     ---------
                                                                        82,087
                                                                     ---------

                     Total Common Stocks
                     (cost $427,733)                                   593,581
                                                                     ---------

PRINCIPAL
AMOUNT
(000s)
--------------------------------------------------------------------------------

                     SHORT-TERM INVESTMENT - 0.4%
                     (cost $2,070)

         $2,070      Bayerische Hypo-Und Vereinsbank,
                     Grand Cayman, Eurodollar
                     Time Deposit
                     6.72%, 10/2/00                                      2,070
                                                                      --------

                     Total Investments - 99.9%
                     (cost $429,803)                                   595,651

                     Other Assets less Liabilities - 0.1%                  766
                                                                      --------

                     NET ASSETS - 100.0%                              $596,417
                                                                      ========


                         SEE NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS Semiannual Report


SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

MID CAP GROWTH FUND


NUMBER                                                  VALUE
OF SHARES                                               (000S)
--------------------------------------------------------------
            COMMON STOCKS - 98.5%

            ADVERTISING - 1.3%
 140,000    TMP Worldwide, Inc. *                     $11,270
                                                      -------

            BIOTECHNOLOGY - 5.4%
 100,000    Genzyme Corp-Genl Division *                6,819
  53,000    Idec Pharmaceuticals Corp. *                9,294
 190,000    Intermune Pharmaceuticals, Inc *           10,307
 150,000    Invitrogen Corp *                          10,669
  73,000    Protein Design Labs, Inc. *                 8,797
                                                      -------
                                                       45,886
                                                      -------

            CHEMICALS - 0.6%
 100,000    Cabot Microelectronics Corp. *              4,800
                                                      -------

            COMMERCIAL SERVICES - 3.1%
  25,000    Albany Molecular Research, Inc. *           1,405
 200,000    Plexus Corp. *                             14,100
 300,000    Robert Half International, Inc. *          10,406
                                                      -------
                                                       25,911
                                                      -------

            COMPUTERS - 7.5%
 100,000    Brocade Communications System*             23,600
 450,000    Mentor Graphics Corp. *                    10,603
 132,000    Netegrity, Inc. *                           9,240
 405,000    Silicon Storage Technology, Inc. *         11,011
 208,000    Sungard Data Systems, Inc.*                 8,905
                                                      -------
                                                       63,359
                                                      -------

            DIVERSIFIED FINANCIAL SERVICES - 3.2%
 100,000    Eaton Vance Corp.                           5,100
 430,000    Federated Investors, Inc.                  10,643
 115,000    Legg Mason, Inc.                            6,684
 136,000    Waddell & Reed Financial, Inc.              4,216
                                                      -------
                                                       26,643
                                                      -------

            ELECTRIC - 0.0%
   2,947    Proton Energy Systems, Inc.*                   84
  10,363    Southern Energy, Inc.*                        325
                                                      -------
                                                          409
                                                      -------

            ELECTRONICS - 6.1%
  82,500    Amphenol Corp. *                            4,698
 371,000    Jabil Circuit, Inc.*                       21,054
  85,000    Merix Corp. *                               5,509
  80,000    Molecular Devices Corp.*                    7,860
 120,000    PerkinElmer, Inc. *                        12,525
                                                      -------
                                                       51,646
                                                      -------

            ENERGY - ALTERNATE SOURCES - 2.2%
 192,000    FuelCell Energy, Inc. *                    18,477
                                                      -------

            ENTERTAINMENT - 1.8%
 189,000    Macrovision Corp. *                        15,309
                                                      -------

            HEALTHCARE - 9.8%
 145,000    LifePoint Hospitals, Inc.                   5,148
 214,000    Minimed, Inc. *                            19,126
 130,000    Quest Diagnostics, Inc. *                  14,918
 375,000    Tenet Healthcare Corp. *                   13,641
 140,000    Triad Hospitals, Inc.*                      4,112
 240,000    Trigon Healthcare, Inc. *                  12,615
 135,000    UnitedHealth Group, Inc.                   13,331
                                                      -------
                                                       82,891
                                                      -------

            HOME FURNISHINGS - 0.9%
 200,000    Harman International Industries, Inc.       7,820
                                                      -------

            INSURANCE - 1.8%
  50,000    PMI Group, Inc. (The)                       3,388
 175,000    Radian Group, Inc.                         11,812
                                                      -------
                                                       15,200
                                                      -------

            INTERNET - 1.6%
  33,000    CacheFlow, Inc. *                           4,719
  75,000    Interwoven, Inc. *                          8,480
                                                      -------
                                                       13,199
                                                      -------

            OIL & GAS - 5.6%
  75,000    Cooper Cameron Corp. *                      5,527
 809,850    Cross Timbers Oil Co.                      15,539
 135,000    Devon Energy Corp.                          8,120
 150,000    EOG Resources, Inc.                         5,831
 100,000    Hanover Compressor Co. *                    3,294
  75,000    HS Resources, Inc.*                         2,522
 150,000    Weatherford International, Inc.*            6,450
                                                      -------
                                                       47,283
                                                      -------

            PHARMACEUTICALS - 14.7%
 235,000    Alza Corp. *                               20,328
 200,000    Amerisource Health Corp. *                  9,400


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


NUMBER                                 VALUE         NUMBER
OF SHARES                              (000S)        OF SHARES
--------------------------------------------------------------
COMMON STOCKS - 98.5% (CONT'D.)

            PHARMACEUTICALS - 14.7% (CONT'D.)
 150,000    Biovail Corp. *                          $ 12,216
 160,000    Celgene Corp. *                             9,520
  90,000    Cell Therapeutics, Inc. *                   6,002
 100,000    Forest Laboratories - Class A *            11,469
 235,000    IVAX Corp.*                                10,810
 330,000    Teva Pharmaceutical Industries             24,151
 108,000    Trimeris, Inc. *                            7,553
 150,000    Vertex Pharmaceuticals, Inc.*              12,675
                                                      -------
                                                      124,124
                                                      -------

            PIPELINES - 1.4%
  200,000   Dynegy, Inc.                               11,400
                                                      -------

            RETAIL - 4.6%
 275,000    Dollar Tree Stores, Inc.*                  11,155
 150,000    Krispy Kreme Doughnuts, Inc. *             12,562
 265,000    PC Connection, Inc.*                       15,105
                                                      -------
                                                       38,822
                                                      -------

            SEMICONDUCTORS - 10.5%
 151,000    Elantec Semiconductor, Inc.*               15,043
  67,500    Exar Corp. *                                8,167
 170,000    Integrated Device Technology, Inc. *       15,385
 200,000    Integrated Silicon Solutions*               2,838
 100,000    Intersil Holding Corp. *                    4,988
  75,000    Micrel, Inc. *                              5,025
 240,000    Novellus Systems, Inc. *                   11,175
 170,000    OAK Technology, Inc. *                      4,654
 366,000    Semtech Corp. *                            15,783
  80,000    Transwitch Corp. *                          5,100
                                                      -------
                                                       88,158
                                                      -------

            SOFTWARE - 6.6%
 185,000    Advent Software, Inc.*                   $ 12,927
 180,000    Fiserv, Inc. *                             10,778
  94,000    Mercury Interactive Corp. *                14,734
 160,000    Rational Software Corp. *                  11,100
  60,000    Research In Motion Ltd.*                    5,914
                                                      -------
                                                       55,453
                                                      -------
            TELECOMMUNICATIONS - 9.8%
   7,912    Avici Systems, Inc. *                         753
 150,000    Commscope, Inc. *                           3,675
 133,200    Copper Mountain Networks*                   4,995
   6,061    Cosine Communications, Inc. *                 337
 210,000    Extreme Networks *                         24,045
 150,000    Network Appliance, Inc.*                   19,106
 127,000    Newport Corp.                              20,226
 127,000    Nice Systems Ltd.*                          9,143
                                                      -------
                                                       82,280
                                                      -------

            Total Common Stocks
            (cost $687,877)                           830,340
                                                      -------


PRINCIPAL
AMOUNT
(OOOs)
---------

            SHORT-TERM INVESTMENT - 1.5%
            (cost $12,647)

 $12,647    Bayerische Hypo-Und Vereinsbank,
            Grand Cayman, Eurodollar
            Time Deposit
            6.72%, 10/2/00                             12,647
                                                      -------

            Total Investments - 100.0%
            (cost $700,524)                           842,987

            Liabilities less Other Assets - 0.0%         (96)
                                                      -------

            NET ASSETS - 100%                        $842,891
                                                     ========


SEE NOTES TO THE FINANCIAL STATEMENTS.

NORTHERN FUNDS Semiannual Report


SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


SMALL CAP INDEX FUND


NUMBER                                                  VALUE
OF SHARES                                              (000S)
--------------------------------------------------------------
            COMMON STOCKS - 98.4%
            ADVERTISING - 0.4%
   1,841    Advo, Inc.*                               $    61
   2,500    Apac Teleservices, Inc.*                       13
     600    Avenue A, Inc.*                                 3
     100    Grey Global Group, Inc.                        62
   6,150    Ha-Lo Industries, Inc.*                        24
   1,750    Key3Media Group, Inc.*                         19
   1,100    Modem Media, Inc.*                              5
   2,300    Penton Media, Inc.                             63
   3,400    R.H. Donnelley Corp.*                          72
   4,900    Sitel Corp.*                                   14
   4,100    Valuevision International, Inc.*              103
   1,700    Ventiv Health, Inc.*                           21
                                                      -------
                                                          460
                                                      -------

            AEROSPACE/DEFENSE - 0.7%
   2,900    AAR Corp.                                      33
   2,850    Aeroflex, Inc.*                               139
   1,000    Alliant Techsystems, Inc.*                     82
   1,800    Armor Holdings, Inc.*                          27
     500    Curtiss-Wright Corp.                           23
   1,900    Esterline Technologies Corp.*                  37
   3,600    Gencorp, Inc.                                  29
     800    Heico Corp.                                    10
   2,400    Kaman Corp., Class A                           30
   4,000    Orbital Sciences Corp.*                        33
   1,000    Primex Technologies, Inc.                      29
   4,000    Remec, Inc.*                                  118
     600    Sequa Corp., Class A*                          26
   3,300    Teledyne Technologies, Inc.*                   96
   1,200    Triumph Group, Inc.*                           43
                                                      -------
                                                          755
                                                      -------

            AGRICULTURE - 0.2%
   1,100    Agribrands International, Inc.*                48
   3,800    Cadiz, Inc.*                                   38
   4,100    Delta & Pine Land Co.                         105
   1,300    Seminis, Inc., Class A*                         2
     700    Tejon Ranch Co.                                18
                                                      -------
                                                          211
                                                      -------

            AIRLINES - 0.4%
   6,200    Airtran Holdings, Inc.*                        27
   2,600    Alaska Air Group, Inc.*                        62
   3,573    America West Holdings Corp., Class B*          44
   1,600    Atlantic Coast Airlines Holdings, Inc.*        51
   1,900    Frontier Airlines, Inc.*                       37
   3,700    Mesa Air Group, Inc.*                          20
   1,300    Mesaba Holdings, Inc.*                         14
   1,500    Midwest Express Holdings, Inc.*                30
   2,600    Skywest, Inc.                                 133
                                                      -------
                                                          418
                                                      -------

            APPAREL - 0.7%
     700    Columbia Sportswear Co.*                       32
     800    Guess ?, Inc.*                                  9
   2,550    Kellwood Co.                                   46
   1,100    Steven Madden Ltd.*                             9
   2,986    Nautica Enterprises, Inc.*                     39
   1,200    Oshkosh B'gosh, Inc., Class A                  18
   2,200    Phillips-Van Heusen Corp.                      23
   5,700    Polo Ralph Lauren Corp.*                       92
   2,450    Quiksilver, Inc.*                              47
   4,800    Reebok International Ltd.*                     90
   2,900    Russell Corp.                                  46
   1,500    Skechers U.S.A., Inc., Class A*                23
   4,600    Stride Rite Corp.                              23
   1,900    Timberland Co., Class A*                       78
   6,100    Unifi, Inc.*                                   62
   1,300    Vans, Inc.*                                    20
   5,600    Warnaco Group, Inc., Class A                   22
   4,800    Wolverine World Wide, Inc.                     45
                                                      -------
                                                          724
                                                      -------

            AUTO MANUFACTURERS - 0.1%
   1,600    Oshkosh Truck Corp., Class B                   62
   2,300    Wabash National Corp.                          21
                                                      -------
                                                           83
                                                      -------

            AUTO PARTS & EQUIPMENT - 0.8%
   1,000    American Axle & Manufacturing
            Holdings, Inc.*                                11
   7,600    ArvinMeritor, Inc.                            112
   1,200    Bandag, Inc.                                   43
   2,600    Borg Warner, Inc.                              86
   6,600    Collins & Aikman Corp.*                        31
   6,800    Cooper Tire & Rubber Co.                       68
   2,300    Delco Remy International, Inc.*                17
   1,300    Dura Automotive Systems, Inc.*                 12
   2,100    Exide Corp.                                    19

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


NUMBER                                                  VALUE
OF SHARES                                              (000S)
--------------------------------------------------------------
            COMMON STOCKS - 98.4% (CONT'D.)

            AUTO PARTS & EQUIPMENT - 0.8% (CONT'D.)
   7,500    Federal-Mogul Corp.                       $    41
   1,900    Hayes Lemmerz International, Inc.*             20
     500    IMPCO Technologies, Inc.*                      14
   7,100    Lear Corp.*                                   146
   2,400    Modine Manufacturing Co.                       68
   2,000    Superior Industries International, Inc.        60
   3,800    Tenneco Automotive, Inc.                       20
   4,300    Tower Automotive, Inc.*                        40
                                                      -------
                                                          808
                                                      -------

            BANKS - 5.3%
     900    Alabama National Bancorp                       19
   2,882    Amcore Financial, Inc.                         57
   1,000    Area Bancshares Corp.                          22
     500    Barcfirst Corp.                                16
   9,017    Bancorpsouth, Inc.                            130
   3,042    Bay View Capital Corp.                         33
   1,168    Bank of Granite Corp.                          27
   1,107    BOK Financial Corp.                            20
   1,542    Brenton Banks, Inc.                            19
   1,000    BSB Bancorp, Inc.                              22
   1,784    BT Financial Corp.                             33
     450    Capital City Bank Group, Inc.                   9
   1,000    Cathay Bancorp, Inc.                           49
   1,200    Century South Banks, Inc.                      22
   1,521    Chemical Financial Corp.                       36
   2,857    Chittenden Corp.                               73
   1,000    City Bank Lynnwood                             17
   5,400    Community First Bankshares, Inc.               95
  10,500    Colonial Bancgroup, Inc.                      109
   3,364    Commerce Bancorp, Inc.                        196
   1,000    Corus Bankshares, Inc.                         36
     900    CPB, Inc.                                      24
   5,150    Citizens Banking Corp.                        118
   5,600    Cullen/Frost Bankers, Inc.                    182
   1,818    CVB Financial Corp.                            31
   2,400    East-West Bancorp, Inc.                        47
   1,143    F&M Bancorp                                    23
   2,631    F & M National Corp.                           64
     700    Farmers Capital Bank Corp.                     25
   2,250    First Bancorp                                  55
   1,000    First Busey Corp., Class A                     19
   3,300    First Charter Corp.                            48
   6,200    First Commonwealth Financial Corp.             60
     600    First Citizens Bancshares, Inc.                43
   3,761    First Financial Bancorp                        59
   1,114    First Financial Bankshares, Inc.               36
     753    First Financial Corp.                          23
   1,250    First Merchants Corp.                          28
   4,409    First Midwest Bancorp                         117
   1,259    First Source Corp.                             26
   2,369    F.N.B. Corp.                                   51
   1,600    Frontier Financial Corp.                       30
   7,900    Fulton Financial Corp.                        157
   1,170    GBC Bancorp                                    40
   3,100    Gold Banc Corp.                                16
   2,100    Greater Bay Bancorp                           146
     975    Hancock Holding Co.                            30
     970    Harleysville National Corp.                    29
   5,197    Hudson United Bancorp                         144
   3,882    Imperial Bancorp                               74
   1,300    Independent Bancorp                            16
   1,843    Integra Bancorp                                41
   1,693    International Bancshares Corp.                 52
   3,236    Investors Financial Services Corp.            204
   1,100    Irwin Financial Corp.                          18
   5,300    Keystone Financial, Inc.                      115
   2,000    Merchants New York Bancorp                     41
     945    Mid-America Bancorp                            25
   1,200    Mid-State Bancshares                           37
     700    Mississippi Valley Bancshares, Inc.            18
   1,863    National Penn Bancshares, Inc.                 36
   2,504    NBT Bancorp                                    30
     950    Omega Financial Corp.                          29
   1,266    Oriental Financial Group, Inc.                 20
   2,600    Pacific Capital Bancorp                        70
   1,450    Pacific Northwest Bancorp                      19
   1,060    Park National Corp.                           102
   1,700    Premier National Bancorp, Inc.                 34
   2,680    Provident Bankshares Corp.                     45
   2,300    Provident Financial Group, Inc.                68
   1,100    R & G Financial Corp.                          11
   4,817    Republic Bancorp                               46
   5,332    Republic Security Financial Corp.              26
   2,000    Riggs National Corp.                           25
   2,900    S&T Bancorp                                    55
   1,000    Sandy Spring Bancorp                           25
     890    Santander Bancorp                              15
   4,500    Silicon Valley Bancshares Co.*                262

SEE NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS Semiannual Report



NUMBER                                                  VALUE
OF SHARES                                              (000S)
-------------------------------------------------------------
   8,254    Sky Financial Group, Inc.                   $ 147
   4,657    South Financial Group, Inc.                    59
   3,000    Southwest Bancorp*                             98
   2,850    Sterling Bancshares, Inc.                      43
   4,237    Susquehanna Bancshares, Inc.                   65
   1,550    Texas Regional Bancshares, Inc.                44
   1,700    Trust Company of New Jersey                    28
   5,764    Trustco Bank Corp.                             71
   6,500    Trustmark Corp.                               127
   1,108    USB Holding Co.                                15
   1,000    UCBH Holdings, Inc.                            36
   1,706    UMB Financial Corp.                            64
   3,700    United Bankshares, Inc.                        73
   1,638    United National Bancorp                        29
   3,000    W Holding Company, Inc.                        31
   2,100    Wesbanco, Inc.                                 45
   3,900    Westamerica Bancorp                           130
   2,450    Whitney Holding Corp.                          89
                                                      -------
                                                        5,464
                                                      -------

            BEVERAGES - 0.2%
     800    Beringer Wine Estates Holdings, Inc.*          44
     127    Coca-Cola Bottling Co. Consolidated             5
   1,600    Constellation Brands, Inc.*                    87
     100    Farmer Brothers Co.                            18
     900    Robert Mondavi Corp., Class A*                 37
   2,700    PepsiAmericas, Inc., Class B*                   9
                                                      -------
                                                          200
                                                      -------

            BIOTECHNOLOGY - 3.1%
   1,100    Aclara BioSciences, Inc.*                      33
   6,400    Advanced Tissue Sciences, Inc.*                48
   1,400    Alexion Pharmaceuticals, Inc.*                160
   1,500    Aphton Corp.*                                  43
   2,600    Ariad Pharmaceuticals, Inc.*                   33
   5,300    Avant Immunotherapeutics, Inc.*                57
   1,500    Avigen, Inc.*                                  60
   2,000    Aviron Corp.*                                 117
   1,400    Biocryst Pharmaceuticals, Inc.*                29
     900    Bio-Rad Laboratories, Inc., Class A*           20
   5,800    Bio-Technology General Corp.*                  66
   3,600    Cell Genesys, Inc.*                           108
     800    Collateral Therapeutics, Inc.*                 23
   1,100    Cryolife, Inc.*                                38
   2,700    CuraGen Corp.*                                144
   7,800    Cytogen Corp.*                                 49
   1,100    Digene Corp.*                                  40
     800    Diversa Corp.*                                 22
   1,600    Entremed, Inc.*                                45
   2,397    Enzo Biochem, Inc.*                           116
   4,300    Enzon, Inc.*                                  284
   1,000    Exelixis, Inc.*                                31
   2,700    Gene Logic, Inc.*                              62
   2,400    Genome Therapeutics Corp.*                     49
     100    Genomic Solutions, Inc.*                        2
   2,000    Genzyme Transgenics Corp.*                     71
   2,300    Geron Corp.*                                   65
   3,400    Immunomedics, Inc.*                            71
   3,500    Inhale Therapeutic Systems, Inc.*             197
     700    Intermune Pharmaceuticals, Inc.*               38
     900    Invitrogen Corp.*                              64
   1,100    Lexicon Genetics, Inc.*                        35
   1,100    Lynx Therapeutics, Inc.*                       34
   1,900    Martek Biosciences Corp.*                      37
   2,400    Maxim Pharmaceuticals, Inc.*                  146
     800    Maxygen, Inc.*                                 42
   2,000    Myriad Genetics, Inc.*                        172
   1,500    Nanogen, Inc.*                                 29
   1,200    Neose Technologies, Inc.*                      58
     800    Nexell Therapeutics, Inc.*                      7
     700    Orchid BioSciences, Inc.*                      24
   3,645    Organogenesis, Inc.*                           54
     600    Paradigm Genetics, Inc.*                       14
   2,000    Regeneron Pharmaceutical, Inc.*                65
   1,000    Ribozyme Pharmaceuticals, Inc.*                29
     600    Sequenom, Inc.*                                25
   2,900    Targeted Genetics Corp.*                       34
   9,000    Techniclone International Corp.*               22
   2,100    Transkaryotic Therapies, Inc.*                 90
   4,400    Texas Biotech Corp.*                           72
   2,100    Vical, Inc.*                                   54
                                                      -------
                                                        3,228
                                                      -------

            BUILDING MATERIALS - 0.8%
   1,600    Advanced Lighting Technologies*                20
   4,100    Armstrong Holdings, Inc.                       49
     800    Centex Construction Products, Inc.             20
   3,100    Comfort Systems USA, Inc.*                     16
     400    CoorsTek, Inc.*                                15
   5,900    Dal-Tile International, Inc.*                  74
   2,107    Elcor Corp.                                    31
   1,940    Florida Rock Industries, Inc.                  77

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


NUMBER                                                  VALUE
OF SHARES                                              (000S)
--------------------------------------------------------------
            COMMON STOCKS - 98.4% (CONT'D.)

            BUILDING MATERIALS - 0.8% (CONT'D.)
   1,300    Genlyte Group, Inc.*                      $    33
   4,200    Lennox International, Inc.                     39
   1,900    NCI Building Systems, Inc.*                    28
   1,000    Nortek, Inc.*                                  18
   5,400    Owens Corning                                  14
   2,900    Rayonier, Inc.                                104
     900    Simpson Manufacturing Co., Inc.*               40
   2,300    Texas Industries, Inc.                         73
     600    Trex Company, Inc.*                            18
   1,200    Universal Forest Products, Inc.                14
     500    U.S. Aggregates, Inc.                           8
   4,100    York International Corp.                      102
                                                      -------
                                                          793
                                                      -------

            CHEMICALS - 2.2%
   5,400    Airgas, Inc.*                                  37
   2,600    Albemarle Corp.                                52
   2,000    Arch Chemicals, Inc.                           37
     700    Bush Boake Allen, Inc.*                        33
     400    Cabot Microelectronics Corp.*                  19
   2,700    Cambrex Corp.                                 100
   1,600    Chemfirst, Inc.                                33
  12,210    Crompton Corp.                                 96
   4,300    Cytec Industries, Inc.*                       144
   6,700    Ethyl Corp.                                    10
   3,750    Ferro Corp.                                    71
   3,400    Georgia Gulf Corp.                             39
   4,900    Great Lakes Chemical Corp.                    144
   1,400    H. B. Fuller Co.                               40
   1,500    International Specialty Products, Inc.*         8
   2,434    Lilly Industries, Inc., Class A                72
   5,700    Lubrizol Corp.                                112
   1,900    MacDermid, Inc.                                40
   6,900    Millennium Chemicals, Inc.                    102
   2,200    Minerals Technologies, Inc.                   101
   2,300    NL Industries, Inc.                            49
   3,900    Olin Corp.                                     63
   2,550    OM Group, Inc.                                111
   3,700    Omnova Solutions, Inc.                         21
  10,400    PolyOne Corp.*                                 76
  10,900    RPM, Inc.                                      99
   3,200    Schulman (A.), Inc.                            35
  11,400    Solutia, Inc.*                                130
   1,600    Spartech Corp.                                 25
     600    Stepan Co.                                     12
   2,300    Symyx Technologies, Inc.*                     100
   1,500    Uniroyal Technology Corp.*                     23
     900    Valhi, Inc.                                    11
   4,000    Valspar Corp.                                  92
   6,500    W.R. Grace & Co.*                              45
    3,400    Wellman, Inc.                                 49
                                                      -------
                                                        2,231
                                                      -------

            COAL - 0.1%
   1,800    Arch Coal, Inc.                                18
   2,700    Consolidated Energy, Inc.                      43
                                                      -------
                                                           61
                                                      -------

            COMMERCIAL SERVICES - 4.4%
   1,900    Aaron Rents, Inc., Class B                     24
   1,724    ABM Industries, Inc.                           47
   5,800    ACNielsen Corp.*                              138
   1,000    Administaff, Inc.*                             76
   1,800    Albany Molecular Research, Inc.*              101
   1,300    Arch Capital Group Ltd.*                       20
   2,200    Aurora Biosciences Corp.*                     150
   2,400    Avis Group Holdings, Inc.*                     71
     500    Bacou USA, Inc.*                               13
   2,650    Banta Corp.                                    65
   4,500    Billing Concepts Corp.*                        14
   3,800    Bowne & Co., Inc.                              37
   1,300    Bright Horizons Family Solutions, Inc.*        33
   2,000    Career Education Corp.*                        89
  22,700    Caremark Rx, Inc.*                            255
   1,200    CDI Corp.*                                     19
   1,350    Central Parking Corp.                          27
   7,900    Century Business Services, Inc.*               10
   1,000    Chemed Corp.                                   32
   2,200    Coinstar, Inc.*                                30
     500    Corinthian Colleges, Inc.*                     30
   2,000    Corporate Executive Board Co.*                 81
     600    Corvel Corp.*                                  17
   1,300    CoStar Group, Inc.*                            48
     700    CPI Corp.                                      15
   7,400    Data Broadcasting Corp.*                       24
   2,100    Diamond Technology Partners, Inc.*            156
   2,600    Dollar Thrifty Automotive Group*               51
     500    Ebenx, Inc.*                                    6
   2,200    Education Management Corp.*                    59

SEE NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS Semiannual Report


NUMBER                                                 VALUE
OF SHARES                                              (000S)
--------------------------------------------------------------
   1,500    Edison Schools, Inc., Class A*            $    48
   1,574    Electro Rent Corp.*                            20
   6,804    Encompass Services Corp.*                      55
   1,400    F.Y.I., Inc.*                                  52
   1,900    First Consulting Group, Inc.*                  11
   1,200    Forrester Research, Inc.*                      77
     300    Gaiam, Inc.*                                    5
   7,800    Gartner Group, Inc., Class A*                  91
   1,000    Hall Kinion & Associates, Inc.*                28
   2,100    Heidrick & Struggles, Inc.*                   108
   7,000    Hooper Holmes, Inc.                            67
   1,000    Horizon Offshore, Inc.*                        18
     900    Insurance Auto Auctions, Inc.*                 15
   3,500    Integrated Electrical Services, Inc.*          24
   1,525    ITT Educational Services, Inc.*                41
   1,800    Kelly Services, Inc., Class A                  43
   4,045    Kforce.com, Inc.*                              14
   4,000    Korn/Ferry International*                     151
   3,600    Labor Ready, Inc.*                             15
   1,200    Learning Tree International, Inc.*             57
   5,000    Mail-Well, Inc.*                               22
     600    Management Network Group, Inc.*                13
   1,200    Maximus, Inc.*                                 27
     932    Mcgrath Rentcorp.                              18
   1,505    MedQuist, Inc.*                                30
   1,100    Memberworks, Inc.*                             36
     900    Meta Group, Inc.*                              11
   1,700    Midas, Inc.                                    24
   9,700    Modis Professional Services, Inc.*             50
   3,900    NationsRent, Inc.*                             15
     700    National Processing, Inc.*                     10
   4,000    Navigant Consulting Co.*                       14
   2,050    NCO Group, Inc.*                               24
   5,300    Ogden Corp.*                                   72
   2,300    On Assignment, Inc.*                           72
     700    Organic, Inc.*                                  3
   4,400    Orthodontic Centers of America, Inc.*         147
   2,700    Parexel International Corp.*                   23
   4,450    Profit Recovery Group International, Inc.*     44
   1,967    Pharmaceutical Product Development Corp.*      52
   3,900    Plexus Corp.*                                 275
   2,000    Prepaid Legal Services, Inc.*                  65
     400    Professional Detailing, Inc.*                  23
   2,100    ProsoftTraining.com*                           30
   2,100    Protection One, Inc.*                           3
   1,800    Rent-A-Center, Inc.*                           62
   2,587    Rent-Way, Inc.*                                79
   1,800    Rollins, Inc.                                  27
   29,100   Service Corp. International                    71
    3,500   Sodexho Marriott Services, Inc.*               58
    4,400   Sotheby's Holdings, Inc., Class A*            109
    1,100   Source Information Management Co.*              7
    6,230   Spherion Corp.*                                74
      800   Startek, Inc.*                                 23
    9,800   Stewart Enterprises, Inc.                      19
      800   Strayer Education, Inc.                        18
    3,300   Sylvan Learning Systems, Inc.*                 49
    2,400   Trico Marine Services, Inc.*                   38
    3,500   United Rentals, Inc.*                          84
      850   Volt Information Sciences, Inc.*               18
    1,000   Wackenhut Corp.*                               15
    1,700   Xceed, Inc.*                                    4
                                                      -------
                                                        4,536
                                                      -------

            COMPUTERS - 3.6%
      900   Adept Technology, Inc.*                        47
    5,500   Advanced Digital Information*                  84
    2,200   Analysts International Corp.                   16
    3,600   Answerthink, Inc.*                             59
    4,206   Avant! Corp.*                                  77
    3,100   Axent Technologies, Inc.*                      67
    1,600   Bell & Howell Co.*                             35
    1,400   Breakaway Solutions, Inc.*                     12
    1,300   Brooktrout, Inc.*                              43
    1,100   Caci International, Inc., Class A*             24
    5,600   Cambridge Technology Partners, Inc.*           25
    1,000   Carreker Corp.*                                20
    4,900   Ciber, Inc.*                                   40
      600   Cognizant Technology Solutions Corp.*          23
    2,800   Complete Business Solutions*                   38
    3,350   Computer Horizons Corp.*                       23
    5,800   Concurrent Computer Corp.*                    110
    2,300   Cylink Corp.*                                  24
      900   Digimarc Corp.*                                17
    1,000   Digitas, Inc.*                                 18
    1,200   Dot Hill Systems Corp.*                         8
    5,012   Eloyalty Corp.*                                64
    2,200   eMachines, Inc.*                                2
    1,000   EpicEdge, Inc.*                                 3
      800   Extended Systems, Inc.*                        43
    2,200   Factset Research Systems, Inc.                 83
    4,300   FutureLink Corp.*                              13

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


NUMBER                                                  VALUE
OF SHARES                                              (000S)
--------------------------------------------------------------
            COMMON STOCKS - 98.4% (cont'd.)

            COMPUTERS - 3.6% (CONT'D.)
   1,100    Gadzoox Networks, Inc.*                   $     8
   2,615    Hutchinson Technology, Inc.*                   55
   3,700    iGate Capital Corp.*                           20
   1,400    Immersion Corp.*                               22
   4,000    InFocus Corp.*                                212
     200    Inforte Corp.*                                  7
   4,700    Intergraph Corp.*                              34
   3,500    InterVoice-Brite, Inc.*                        37
  29,000    Iomega Corp.*                                 145
   4,500    iXL Enterprises, Inc.*                         20
   1,375    Kronos, Inc.*                                  41
     400    LivePerson, Inc.*                               2
     500    Manhattan Associates, Inc.*                    31
   6,800    Maxtor Corp.*                                  71
     700    Mcafee.com, Inc.*                              10
   1,100    MCSi, Inc.*                                    37
   1,100    Media 100, Inc.*                               12
   6,800    Mentor Graphics Corp.*                        160
   2,300    Mercury Computer Systems, Inc.*                64
   3,800    Micron Electronics, Inc.*                      34
   1,800    Micros Systems, Inc.*                          27
   3,400    MTI Technology Corp.*                          13
   2,750    Netegrity, Inc.*                              193
     600    Netguru, Inc.*                                 10
   1,500    Netscout Systems, Inc.*                        36
     700    Netsolve, Inc.*                                 5
   1,000    Nhancement Technologies, Inc.*                 17
     500    Nuance Communications, Inc.*                   61
   2,200    NYFIX, Inc.*                                   98
     300    Pec Solutions, Inc.*                            2
   6,200    Perot Systems Corp.*                           67
     400    Predictive Systems, Inc.*                       8
     500    Procom Technology, Inc.*                       15
   8,500    Quantum Corp.*                                 84
   1,750    Radiant Systems, Inc.*                         37
   1,600    Radisys Corp.*                                 81
   1,100    Rainbow Technologies, Inc.*                    39
   9,800    S3, Inc.*                                     101
   1,400    SCM Microsystems, Inc.*                        53
   2,700    Secure Computing Corp.*                        70
  19,800    Silicon Graphics, Inc.*                        82
     700    SmartDisk Corp.*                               10
   2,400    SonicWall, Inc.*                               68
  10,100    Storage Technology Corp.*                     137
   2,600    SYKES Enterprises, Inc.*                       14
     600    Syntel, Inc.*                                   5
   3,466    Systems & Computer Technology Corp.*           61
   1,300    Tanning Technology Corp.*                      18
   4,712    Technology Solutions Co.*                      12
   1,300    Vasco Data Security International Corp.*       21
   3,000    Vertel Corp.*                                  28
   1,200    Vertex Interactive, Inc.*                      22
   1,900    viaLink (The) Co.*                             17
   4,800    Wave Systems Corp., Class A*                   80
  15,400    Western Digital Corp.*                         90
   3,400    Xybernaut Corp.*                               20
                                                      -------
                                                        3,742
                                                      -------

            COSMETICS/PERSONAL CARE - 0.1%
   3,900    Alberto-Culver Co., Class B                   112
     900    Revlon, Inc., Class A*                          6
                                                      -------
                                                          118
                                                      -------

                  DISTRIBUTION/WHOLESALE - 0.4%
     800    Advanced Marketing Services, Inc.              14
   5,524    Brightpoint, Inc.*                             28
   2,800    Handleman Co.*                                 35
   2,575    Hughes Supply, Inc.                            51
   3,562    Owens & Minor, Inc.                            56
   1,600    SCP Pool Corp.*                                47
   3,500    United Stationers, Inc.*                       94
   2,150    Watsco, Inc.                                   22
   2,100    Wesco International, Inc.*                     17
                                                      -------
                                                          364
                                                      -------

            DIVERSIFIED FINANCIAL SERVICES - 2.1%
   2,300    Advanta Corp., Class A                         26
   2,400    Affiliated Managers Group, Inc.*              137
   8,100    AmeriCredit Corp.*                            233
   4,400    Associates First Capital Corp.*                 -
   1,900    Blackrock, Inc., Class A*                      61
   2,200    Charter Municipal Mortgage Acceptance Co.      30
   3,800    Cityscape Financial Corp.*                      -
   1,300    CompuCredit Corp.*                             73
   1,800    Credit Acceptance Corp.                        11
   1,386    Dain Rauscher Corp                            129
   3,500    Doral Financial Corp.                          57
   1,000    DVI, Inc.*                                     19
   3,200    Eaton Vance Corp.                             163

SEE NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS Semiannual Report


NUMBER                                                  VALUE
OF SHARES                                              (000S)
--------------------------------------------------------------
   6,600    Finova Group, Inc.                        $    48
   1,200    Financial Federal Corp.*                       29
   2,600    Friedman, Billings, & Ramsey Group, Inc.*      24
     600    Gabelli Asset Management, Inc., Class A*       18
   3,000    Investment Technology Group, Inc.*            120
   2,600    Jefferies Group, Inc.                          70
     700    John Nuveen Co., Class A                       34
   4,000    LaBranche & Co, Inc.*                         134
   1,200    Medallion Financial Corp.                      20
   6,499    Metris Cos., Inc.                             257
   2,335    Morgan Keegan, Inc.                            41
   4,850    Phoenix Investment Partners Ltd.               75
   2,500    Pioneer Group, Inc.                           110
   4,200    Raymond James Financial Corp.                 138
   1,652    Southwest Securities Group, Inc.               48
     700    Stockwalk.com Group, Inc.*                      3
     400    Student Loan Corp.                             20
   1,800    Tucker Anthony Sutro Corp.                     46
   1,081    Westcorp, Inc.                                 16
   1,000    WFS Financial, Inc.                            17
                                                      -------
                                                        2,207
                                                      -------

            ELECTRIC - 2.5%
   7,900    Allete*                                       175
   5,000    Avista Corp.                                  113
   2,423    Black Hills Corp.                              68
   1,800    CH Energy Group, Inc.                          72
   2,400    Cleco Corp.                                   112
   9,500    Conectiv, Inc.                                170
   5,800    EL Paso Electric Co.*                          80
   1,900    Empire District Electric Co.                   50
      16    Energy East Corp.                               -
   3,500    Hawaiian Electric Industrial, Inc.            122
   4,000    Idacorp, Inc.                                 185
   6,600    Kansas City Power & Light Co.                 176
   1,725    Madison Gas & Electric Co.                     39
   6,725    MDU Resources Group, Inc.                     200
   2,500    Northwestern Corp.                             49
   8,300    OGE Energy Corp.                              177
   2,600    Otter Tail Power Co.                           60
   3,700    Public Service Co. of New Mexico               96
   3,800    RGS Energy Group, Inc.                        107
   8,388    Sierra Pacific Resources                      151
   1,500    UIL Holdings Corp.                             77
   3,220    Unisource Energy Corp.                         53
   7,400    Western Resources, Inc.                       160
   2,800    WPS Resources Corp.                            92
                                                      -------
                                                        2,584
                                                      -------

            ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
   1,200    Advanced Energy Industries, Inc.*              40
   2,100    American Superconductor Corp.*                103
   3,400    Ametek, Inc.                                   72
   1,200    Applied Science & Technology Co.*              18
   3,391    Artesyn Technologies, Inc.*                    99
   2,600    Belden, Inc.                                   61
   2,700    C&D Technologies, Inc.                        153
   4,625    Cable Design Technologies Corp.*              112
   1,300    Energy Conversion Devices, Inc.*               48
   3,200    General Cable Corp.                            24
   2,100    Littelfuse, Inc.*                              62
   2,900    Rayovac Corp.*                                 50
   1,100    Research Frontiers, Inc.*                      21
   1,925    SLI, Inc.                                      14
   1,900    Superconductor Technologies, Inc.*             34
   4,800    Ucar International, Inc.*                      61
   1,400    Universal Display Corp.*                       31
   3,200    Valence Technology, Inc.*                      55
   2,100    Vicor Corp.*                                  114
                                                      -------
                                                        1,172
                                                      -------

            ELECTRONICS - 3.2%
   1,200    ACT Manufacturing, Inc.*                       63
     300    American Technical Ceramics Corp.*              5
     700    Analogic Corp.                                 27
     900    Bel Fuse, Inc., Class A                        40
   2,000    Benchmark Electronics, Inc.*                  104
   1,869    Brady Corp., Class A                           57
   1,400    California Amplifier, Inc.*                    32
   3,100    Checkpoint Systems, Inc.*                      23
   2,900    Coherent, Inc.*                               197
   2,980    CTS Corp.                                     151
     600    Cubic Corp.                                    14
     700    Cyberoptics Corp.*                             13
   3,100    Cymer, Inc.*                                   95
   1,200    DDI Corp.*                                     53
   2,400    Dionex Corp.*                                  66
   2,900    DSP Group, Inc.*                              108
   2,900    Electro Scientific Industries, Inc.*          102
   1,000    Excel Technology, Inc.*                        32
   1,500    FEI Co.*                                       33
   4,300    Fisher Scientific International, Inc.*        145

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


NUMBER                                                  VALUE
OF SHARES                                              (000S)
--------------------------------------------------------------
            COMMON STOCKS - 98.4% (CONT'D.)

            ELECTRONICS - 3.2% (CONT'D.)
   2,900    Genrad, Inc.*                             $    32
   1,000    Li-Vi, Inc.*                                   19
   2,800    Identix, Inc.*                                 34
     900    Interlink Electronics, Inc.*                   17
     912    Interlogix, Inc.*                              12
     900    Keithley Instruments, Inc.                     63
   3,000    Kent Electronics Corp.*                        72
     900    Meade Instruments Corp.*                       18
   2,500    Mechanical Technology, Inc.*                   27
   3,842    Methode Electronics, Inc., Class A            170
   4,100    Mettler Toledo International, Inc.*           180
   1,700    Molecular Devices Corp.*                      167
     800    Moog, Inc., Class A*                           24
     500    Nanometrics, Inc.*                             27
   1,300    Packard Biosciences, Inc.*                     25
   4,220    Paxar Corp.*                                   38
   1,300    Photon Dynamics, Inc.*                         49
   1,000    Park Electrochemical Corp.                     56
   3,700    Robotic Vision Systems, Inc.*                  22
   1,600    Rogers Corp.*                                  51
   1,200    SBS Technologies, Inc.*                        28
   7,600    Sensormatic Electronics Corp.*                114
     400    Spectra-Physics Lasers, Inc.*                  21
   1,300    Stoneridge, Inc.*                              13
   1,300    Technitrol, Inc.                              131
   2,500    Trimble Navigation Ltd.*                       56
   1,500    Universal Electronics, Inc.*                   36
   3,500    Varian, Inc.*                                 151
   4,700    Viasystems Group, Inc.*                        80
   1,800    Watts Industries, Inc., Class A                18
   1,200    Woodhead Industries, Inc.                      25
     900    Woodward Governor Co.                          40
   1,800    X-Rite, Inc.                                   16
   1,400    Zygo Corp.*                                   122
                                                      -------
                                                        3,314
                                                      -------

            ENERGY - ALTERNATE SOURCES - 0.2%
   1,200    FuelCell Energy, Inc.*                        115
   3,500    Syntroleum Corp.*                              71
                                                      -------
                                                          186
                                                      -------

            ENGINEERING & CONSTRUCTION - 0.3%
   1,000    EMCOR Group, Inc.*                             26
   4,100    Foster Wheeler Corp.                           30
   2,075    Granite Construction, Inc.                     50
   2,000    Insituform Technologies, Inc.*                 67
   2,400    Jacobs Engineering Group, Inc.*                97
   1,400    URS Corp.*                                     19
   3,500    Washington Group International, Inc.*          40
                                                      -------
                                                          329
                                                      -------

            ENTERTAINMENT - 0.5%
     700    Anchor Gaming Corp.*                           56
   2,200    Argosy Gaming Corp.*                           40
   1,200    Championship Auto Racing Teams, Inc.*          29
     900    Churchill Downs, Inc.                          23
   1,300    Dover Downs Entertainment, Inc.                17
   4,500    Fairfield Communities, Inc.*                   46
   1,900    Gaylord Entertainment Co.                      45
     600    GC Cos., Inc.*                                  2
   3,700    Gtech Holdings Corp.*                          61
   2,700    Isle of Capri Casinos, Inc.*                   42
     300    Liberty Livewire Corp.*                         9
     900    Penn National Gaming, Inc.*                    14
   2,000    Pinnacle Entertainment, Inc.*                  44
   1,500    Speedway Motorsports, Inc.*                    31
     400    Trendwest Resorts, Inc.*                        7
   1,600    Vail Resorts, Inc.*                            32
   3,000    Zomax, Inc.*                                   21
                                                      -------
                                                          519
                                                      -------

            ENVIRONMENTAL CONTROL - 0.3%
   3,700    Calgon Carbon Corp.                            25
   2,000    Casella Waste Systems, Inc., Class A*          20
   3,200    Catalytica, Inc.*                              40
   1,700    Ionics, Inc.*                                  36
   1,000    Mine Safety Appliances Co.                     22
   1,500    Stericycle, Inc.*                              37
   3,693    Tetra Tech, Inc.*                             105
   2,100    Waste Connections, Inc.*                       54
                                                      -------
                                                          339
                                                      -------

            FOOD - 1.6%
   2,000    American Italian Pasta Co., Class A*           38
   1,900    Aurora Foods, Inc.*                             6
   4,000    Chiquita Brands International, Inc.            13
   3,800    Corn Products International, Inc.              86
   3,800    Dean Foods Co.                                126
   5,600    Del Monte Foods Co.*                           35

SEE NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS Semiannual Report



NUMBER                                                  VALUE
OF SHARES                                              (000S)
--------------------------------------------------------------
   4,900    Dole Food Co.                             $    74
   1,700    Dreyer's Grand Ice Cream, Inc.                 37
   4,500    Earthgrains Co.                                83
   4,200    Fleming Cos., Inc.                             55
   1,900    Great Atlantic & Pacific Tea Co.               21
   3,100    Hain Celestial Group, Inc.*                   109
   1,100    Ingles Markets, Inc., Class A                  12
   3,900    Interstate Bakeries Corp.                      57
   1,800    International Multifoods Corp.                 31
   2,700    Lance, Inc.                                    26
   1,500    Michael Foods, Inc.                            35
   1,350    Performance Food Group Co.*                    51
   1,700    Pilgrims Pride Corp., Class B                  12
   3,000    Ralcorp Holdings, Inc.*                        42
     800    Rica Foods, Inc.*                              13
     700    Riviana Foods, Inc.                            12
   3,200    Ruddick Corp.                                  44
   5,900    Smithfield Foods, Inc.*                       155
   2,300    Smucker (J.M.) Co., Class A*                   56
   3,000    Suiza Foods Corp.*                            152
     900    United Natural Foods, Inc.*                    11
   4,800    Universal Foods Corp.                          98
   2,800    Whole Foods Market, Inc.*                     150
   2,050    Wild Oats Markets, Inc.*                       24
                                                      -------
                                                        1,664
                                                      -------

            FOOD SERVICE - 0.0%
   1,330    Morrison Management Specialist, Inc.           39
                                                      -------

            FOREST PRODUCTS & PAPER - 0.5%
   2,900    Buckeye Technologies, Inc.*                    60
   2,800    Caraustar Industries, Inc.                     31
   1,600    Chesapeake Corp.                               31
   1,100    Deltic Timber Corp.                            19
   2,800    Glatfelter (P.H.) Co.                          34
  11,200    Louisiana-Pacific Corp.                       103
   1,500    Pope & Talbot, Inc.                            21
   3,000    Potlatch Corp.                                 95
   1,240    Rock-Tenn Co., Class A                         12
   1,500    Schweitzer-Mauduit International, Inc.         20
   5,542    Wausau-Mosinee Paper Corp.                     43
                                                      -------
                                                          469
                                                      -------

            GAS - 1.4%
   5,800    AGL Resources, Inc.                           116
   3,422    Atmos Energy Corp.                             71
   1,200    Cascade Natural Gas Corp.                      21
   2,900    Energen Corp.                                  86
     400    Energynorth, Inc.                              24
   2,000    Laclede Gas Co.                                43
   1,900    New Jersey Resources Corp.                     77
   2,650    Northwest Natural Gas Co.                      60
   1,400    NUI Corp.                                      42
   3,100    Oneok, Inc.                                   123
   3,800    Peoples Energy Corp.                          127
   3,400    Piedmont Natural Gas Co.                      104
   1,213    South Jersey Industries, Inc.                  35
   3,400    Southwest Gas Corp.                            71
   2,700    Southwestern Energy Co.                        24
   1,975    SEMCO Energy, Inc.                             30
   3,378    Southern Union Co.                             67
   2,886    UGI Corp.                                      70
   6,565    Vectren Corp.                                 133
   5,000    Washington Gas Light Co.                      134
                                                      -------
                                                        1,458
                                                      -------

            HAND/MACHINE TOOLS - 0.4%
   2,553    Baldor Electric Co.                            52
     500    Franklin Electric Co, Inc.                     35
   3,300    Kennametal, Inc.                               85
   3,700    Lincoln Electric Holdings, Inc.                49
   3,700    Milacron, Inc.                                 49
   2,200    Regal Beloit Corp.                             37
   6,300    Snap-On, Inc.                                 148
                                                      -------
                                                          455
                                                      -------

            HEALTH CARE - PRODUCTS - 2.4%
     800    Abiomed, Inc.*                                 55
   2,200    Acuson Corp.*                                  50
   2,200    Adac Laboratories, Inc.*                       46
   1,200    Arrow International, Inc.                      44
   2,100    Arthrocare Corp.*                              41
     400    Aspect Medical Systems, Inc.*                   5
   2,300    ATS Medical, Inc.*                             35
   1,500    Biosite Diagnostics, Inc.*                     60
   3,000    Cardiodynamics International Corp.*            16
   5,200    Celsion Corp.*                                 13
   1,000    Cerus Corp.*                                   56
   1,500    ChromaVision Medical Systems, Inc.*            14
     700    Closure Medical Corp.*                         18
   2,600    Columbia Laboratories, Inc.*                   15
   1,550    Conmed Corp.*                                  21

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


NUMBER                                                  VALUE
OF SHARES                                              (000S)
--------------------------------------------------------------
            COMMON STOCKS - 98.4% (CONT'D.)

            HEALTH CARE - PRODUCTS - 2.4% (CONT'D.)
   1,500    Cooper Cos., Inc.                         $    53
   1,800    Cyberonics, Inc.*                              39
   1,300    Datascope Corp.                                44
   1,200    Diagnostic Products Corp.                      64
   2,700    Diametrics Medical, Inc.*                      22
   6,300    Edwards Lifesciences Corp.*                   137
   1,100    Endocare, Inc.*                                22
   1,000    Gliatech, Inc.*                                 6
   2,700    Haemonetics Corp.*                             69
   3,800    Idexx Laboratories, Inc.*                     102
   1,000    Igen International, Inc.*                      20
   9,700    Imatron, Inc.*                                 22
   1,400    Inamed Corp.*                                  39
   2,512    Invacare Corp.                                 81
   1,700    I-Stat Corp.*                                  38
     500    Luminex Corp.*                                 19
   2,300    Mentor Corp.                                   36
   1,200    Microvision, Inc.*                             46
   1,700    Novoste Corp.*                                 72
   2,400    Oakley, Inc.*                                  42
   1,700    Ocular Sciences, Inc.*                         20
     500    Oratec Interventions, Inc.*                     6
   1,000    Photogen Technologies, Inc.*                    4
   1,100    PolyMedica Corp.*                              47
   7,650    PSS World Medical, Inc.*                       28
   3,200    Resmed, Inc.*                                 100
   3,561    Respironics, Inc.*                             59
   2,400    Henry Schein, Inc.*                            48
     400    Sonic Innovations, Inc.*                        4
   1,000    SonoSite, Inc.*                                19
   1,300    Staar Surgical Co.*                            23
   7,200    Steris Corp.*                                  86
   5,200    Sunrise Technologies International, Inc.*      37
   1,700    Thermo Cardiosystems, Inc.*                    15
   1,600    Thoratec Labs Corp.*                           35
   3,400    Varian Medical Systems, Inc.*                 154
   5,400    Vasomedical, Inc.*                             26
   1,100    Ventana Medical Systems*                       28
   5,700    VISX, Inc.*                                   154
     600    Vital Signs, Inc.                              16
   2,000    Wesley Jessen Visioncare, Inc.*                77
   1,076    West Pharmaceutical Services, Inc.             25
     900    Zoll Medical Corp.*                            44
                                                      -------
                                                        2,517
                                                      -------

            HEALTH CARE - SERVICES - 2.0%
   2,300    Ameripath, Inc.*                               33
   4,200    Apria Healthcare Group, Inc.*                  59
  10,800    Beverly Enterprises, Inc.*                     64
   6,100    Covance, Inc.*                                 50
   6,300    Coventry Health Care, Inc.*                    95
  11,100    Foundation Health Systems, Inc.*              185
   1,800    Gentiva Health Services, Inc.*                 23
  16,800    Humana, Inc.*                                 181
   1,600    Impath, Inc.*                                 101
   1,900    Laboratory Corp. of America Holdings*         228
   3,400    LifePoint Hospitals, Inc.*                    121
   4,400    Lincare Holdings, Inc.*                       126
   8,600    Manor Care, Inc.*                             135
   4,600    MID Atlantic Medical Services, Inc.*           70
   3,300    Province Healthcare Co.*                      132
   7,600    Quorum Health Group, Inc.*                     99
   1,400    RehabCare Group, Inc.*                         60
   4,825    Renal Care Group, Inc.*                        90
   2,050    Res-Care, Inc.*                                 9
     400    RightChoice Managed Care, Inc.*                10
   2,000    Sunrise Assisted Living, Inc.*                 43
   7,900    Total Renal Care Holdings, Inc.*               59
   3,700    Triad Hospitals, Inc.*                        109
   7,806    US Oncology, Inc.*                             35
                                                      -------
                                                        2,117
                                                      -------

            HOLDING COMPANIES - DIVERSIFIED - 0.1%
  13,200    Terremark Worldwide, Inc.*                     34
   1,401    Triarc Cos., Inc.*                             34
   3,500    Walter Industries, Inc.                        31
                                                      -------
                                                           99
                                                      -------

                  HOME BUILDERS - 1.3%
   6,300    Centex Corp.                                  202
   5,008    Champion Enterprises, Inc.                     21
  10,600    Clayton Homes, Inc.                           106
   1,500    Coachmen Industries, Inc.                      16
     800    Crossmann Communities, Inc.*                   16
   5,652    DR Horton, Inc.                                97
   3,500    Fleetwood Enterprises, Inc.                    47
   5,200    Kaufman & Broad Home Corp.                    140
   5,166    Lennar Corp.                                  153

SEE NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS Semiannual Report



NUMBER                                                  VALUE
OF SHARES                                              (000S)
--------------------------------------------------------------
   2,300    MDC Holdings, Inc.                        $    60
   1,700    Monaco Coach Corp.*                            28
   1,000    NVR, Inc.*                                     81
   2,012    Palm Harbor Homes, Inc.*                       28
   3,200    Pulte Corp.                                   106
   1,400    Ryland Group, Inc.                             43
     700    Skyline Corp.                                  15
   2,500    Standard-Pacific Corp.                         45
     699    Thor Industries, Inc.                          16
   2,200    Toll Brothers, Inc.*                           76
   1,800    Webb (Del E.) Corp.                            50
   1,500    Winnebago Industries, Inc.                     19
                                                      -------
                                                        1,365
                                                      -------

            HOME FURNISHINGS - 0.6%
   2,453    Applica, Inc.*                                 15
     850    Bush Industries, Inc., Class A                 10
   4,200    Ethan Allen Interiors, Inc.                   119
   2,800    Fedders Corp.                                  11
   5,300    Furniture Brands International, Inc.*          88
   3,430    Harman International Industries, Inc.         134
   3,400    Kimball International, Inc., Class B           61
   6,500    La-Z-Boy, Inc.                                 95
     900    Parkervision, Inc.*                            43
   1,000    Salton, Inc.*                                  32
   8,238    Sunbeam, Corp.*                                11
                                                      -------
                                                          619
                                                     --------

            HOUSEHOLD PRODUCTS/WARES - 0.9%
   6,900    American Greetings Corp,. Class A             121
   3,700    Blyth, Inc.                                    87
   1,600    Central Garden and Pet Co.*                    11
   4,100    Church & Dwight, Inc.                          75
     600    CSS Industries, Inc.*                          12
   9,100    Dial Corp.                                    106
   1,500    Fossil, Inc.*                                  20
   3,000    Harland (John H.) Co.                          46
   1,300    New England Business Services, Inc.            24
   8,400    Pennzoil-Quaker State Co.                      88
   3,100    Playtex Products, Inc.*                        37
   1,100    Russ Berrie & Co., Inc.                        22
   1,700    Scotts Co., Class A*                           57
   1,400    Standard Register Co.                          22
   6,200    Tupperware Corp.                              112
   4,000    Wallace Computer Services, Inc.                61
   1,600    Yankee Candle Company, Inc.*                   32
                                                      -------
                                                          933
                                                      -------

            HOUSEWARES - 0.1%
   1,600    Libbey, Inc.                                   50
   7,571    Metromedia International Group, Inc.*          28
     500    National Presto Industrial, Inc.               15
   1,470    Oneida Ltd.                                    20
   1,200    Toro Co.                                       38
                                                      -------
                                                          151
                                                      -------

            INSURANCE - 2.6%
   4,200    Alfa Corp.                                     73
     510    Alleghany Corp.                               100
   1,100    American National Insurance Co.                70
   1,320    AmerUs Group Co.*                              34
   1,900    Argonaut Group, Inc.                           33
   1,200    Baldwin & Lyons, Inc., Class B                 23
   1,850    Berkley (W.R.) Corp.                           64
   1,400    Blanch (EW) Holdings, Inc.                     29
   2,400    Brown & Brown, Inc.                            76
   1,800    CNA Surety Corp.                               21
   2,700    Commerce Group, Inc.                           78
   3,750    Crawford & Co., Class B                        46
   1,619    Delphi Financial Group, Inc., Class A          66
   2,900    Enhance Financial Services Group               38
   1,300    FBL Financial Group, Inc., Class A             21
   5,721    Fidelity National Financial, Inc.             142
   5,894    First American Financial Corp., Class C       123
   6,200    Fremont General Corp.                          21
   4,100    Gallagher (Arthur J.) & Co.                   242
     760    Great American Financial Resources, Inc.*      14
   1,400    Harleysville Group, Inc.                       27
   4,400    HCC Insurance Holdings, Inc.                   89
   1,400    Hilb, Rogal & Hamilton Co.                     58
   4,300    Horace Mann Educators Corp.                    70
   3,100    HSB Group, Inc.                               124
     700    Kansas City Life Insurance Co.                 23
   1,100    Landamerica Financial Group, Inc.              31
   4,100    Leucadia National Corp.                       110
   1,700    Liberty Corp.                                  59
   1,500    Liberty Financial Co.                          35
     600    Markel Corp.*                                  91
   2,046    Medical Assurance, Inc.                        25
   2,900    Mercury General Corp.                          82
     500    Midland Co.                                    13

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


NUMBER                                                  VALUE
OF SHARES                                              (000S)
--------------------------------------------------------------
            COMMON STOCKS - 98.4% (CONT'D.)

            INSURANCE - 2.6% (CONT'D.)
     200    National Western Life Insurance Co.,
            Class A*                                  $    15
   6,400    Ohio Casualty Corp.                            41
     700    Philadelphia Consolidated Holding Co.*         15
   1,400    Pico Holdings, Inc.*                           18
   1,800    PMA Capital Corp., Class A                     32
   2,200    Presidential Life Corp.                        33
   7,000    Reliance Group Holdings, Inc.                   1
     863    RLI Corp.                                      33
   1,000    Scpie Holdings, Inc.                           20
   2,800    Selective Insurance Group, Inc.                50
   1,300    State Auto Financial Corp.                     17
   3,400    Stancorp Financial Group, Inc.                145
   1,100    Stewart Information Services, Inc.             17
   1,750    Trenwick Group Ltd.*                           33
   1,400    Triad Guaranty, Inc.*                          42
   4,000    UICI*                                          28
   1,000    Zenith National Insurance Corp.                22
                                                      -------
                                                        2,713
                                                      -------

            INTERNET - 4.0%
     900    1-800-Flowers, Inc.*                            4
   2,500    24/7 Media, Inc.*                              25
   1,500    About.com, Inc.*                               49
     600    Agency.com, Inc.*                               9
   2,400    Allaire Corp.*                                 20
   1,300    Aperian, Inc.*                                  8
     700    Applied Theory Corp.*                           4
   2,200    Ask Jeeves, Inc.*                              42
   4,585    Avocent Corp.*                                253
   1,100    Barnesandnoble.com, Inc.*                       5
   2,500    Be Free, Inc.*                                 11
   1,400    Bluestone Software, Inc.*                      24
   1,500    Buy.com, Inc.*                                  4
     700    CAIS Internet, Inc.*                            3
     500    Caldera Systems, Inc.*                          2
   1,800    Calico Commerce, Inc.*                         11
     500    C-Bridge Internet Solutions, Inc.*              9
     400    Centillium Communications, Inc.*               38
     500    Chordiant Software, Inc.*                       4
   2,300    Clarent Corp.*                                 91
   1,000    Click2learn.com, Inc.*                         15
     300    Coolsavings.com, Inc.*                          1
     400    Corillian Corp.*                                4
   5,200    Cyber-Care, Inc.*                              33
   2,000    Cybersource Corp.*                             23
   1,100    Cypress Communications, Inc.*                   3
   1,300    Data Return Corp.*                             26
   3,400    Digital Courier Technologies, Inc.*             6
     800    Digital Impact, Inc.*                           5
   2,200    Digital Insight Corp.*                         79
   7,200    Digital Island, Inc.*                         135
   2,100    Digital River, Inc.*                           14
     500    Digitalthink, Inc.*                            21
   1,700    Donaldson, Lufkin & Jenrette, Inc.*            12
   2,000    Drugstore.com, Inc.*                            7
   3,000    DSL.Net, Inc.*                                  9
   4,200    e.MedSoft.com*                                 11
   2,600    Egain Communications Corp.*                    24
   1,000    E-Loan, Inc.*                                   4
     700    eMerge Interactive, Inc.*                      11
     300    Envision Development Corp.*                     3
     500    ePlus, Inc.*                                   10
     500    Eprise Corp.*                                   4
   1,000    Espeed, Inc., Class A*                         28
   6,200    EToys, Inc.*                                   33
     600    Expedia, Inc.*                                  8
     500    Extensity, Inc.*                               11
   1,800    F5 Networks, Inc.*                             61
     600    Firepond, Inc.*                                 9
   1,100    Firstworld Communications, Inc.*                2
   2,700    Frontline Capital Group, Inc.*                 44
     700    GetThere, Inc.*                                12
   2,300    Globalnet Financial.com, Inc.*                 15
     285    GlobalSCAPE, Inc.*                              -
   1,900    Globix Corp.*                                  44
   2,900    Go2net, Inc.*                                 157
   2,800    GoTo.com Inc.*                                 46
     500    Gric Communications, Inc.*                      4
   3,400    High Speed Access Corp.*                       12
   1,600    Hollywood.com, Inc.*                           10
     600    Hotel Reservations Network, Inc.*              22
   1,700    HotJobs.com Ltd.*                              29
   1,200    Ibasis, Inc.*                                  19
   1,200    iBEAM Broadcasting Corp.*                       8
   7,000    IndyMac Bancorp, Inc.*                        144
   2,200    Information Architects Corp.*                   7
   5,100    Interliant, Inc.*                              41
   1,200    Internet.com Corp.*                            37

SEE NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS Semiannual Report

NUMBER                                                    VALUE
OF SHARES                                                 (000s)
---------------------------------------------------------------
    5,100    Internet Pictures Corp.*                  $     28
    2,100    InterWorld Corp.*                                8
    3,700    Interwoven, Inc.*                              418
    1,800    Intranet Solutions, Inc.*                       90
    1,700    Intraware, Inc.*                                13
      700    ITXC Corp.*                                     10
    2,200    iVillage, Inc.*                                  9
    2,100    Juno Online Services, Inc.*                      8
    2,062    Jupiter Media Metrix, Inc.*                     33
    1,800    Keynote Systems, Inc.*                          48
    1,600    Lante Corp.*                                     8
    1,200    LifeMinders, Inc.*                              28
    4,400    Looksmart Ltd.*                                 49
      500    Loudeye Technologies, Inc.*                      3
    4,500    Mail.com, Inc.*                                 23
    1,500    Marimba, Inc.*                                  18
      400    Marketwatch.com, Inc.*                           3
      600    Matrixone, Inc.*                                24
    1,100    MedicaLogic/Medscape, Inc.*                      4
    1,300    Mediaplex, Inc.*                                 5
    2,200    MP3.com, Inc.*                                   9
    1,800    Multex.com, Inc.*                               31
    2,600    MyPoints.com, Inc.*                             14
    1,700    National Information Consortium, Inc.*           7
    1,400    National Discount Brokers Group, Inc.*          43
    3,800    NBC Internet, Inc.*                             25
      800    Neoforma.com, Inc.*                              3
    1,400    Net Perceptions, Inc.*                           7
      500    Net.Genesis Corp.*                               4
    1,100    Net2Phone, Inc.*                                25
    2,600    Net.B@nk, Inc.*                                 31
    2,500    Netcentives, Inc.*                              19
      400    NetCreations, Inc.*                              4
    1,200    Netobjects, Inc.*                                4
    1,500    Netopia, Inc.*                                  17
      800    Netpliance, Inc.*                                1
      400    Netratings, Inc.*                                8
      400    NetSol International, Inc.*                      6
    3,000    Network Commerce, Inc.*                         17
    3,400    NetZero, Inc.*                                   7
    3,400    NextCard, Inc.*                                 31
      900    Niku Corp.*                                     22
    2,000    ON2.com, Inc.*                                   5
      900    ONVIA.com, Inc.*                                 4
    3,800    Open Market, Inc.*                              24
      800    Opus360 Corp.*                                   2
    1,400    PC-Tel, Inc.*                                   33
    1,200    Persistence Software, Inc.*                     13
      400    Preview Systems, Inc.*                           4
    1,300    Primus Knowledge Solutions, Inc.*               19
    2,200    Prodigy Communications Corp., Class A*          11
    1,200    PurchasePro.com, Inc.*                         105
    1,400    QRS Corp.*                                      21
    2,400    Quokka Sports, Inc.*                            10
    1,600    Ramp Networks, Inc.*                             6
    3,000    Rare Medium Group, Inc.*                        22
      500    Register.com, Inc.*                              5
      700    Retek, Inc.*                                    37
    6,600    Rhythms Netconnections, Inc.*                   49
      400    Saba Software, Inc.*                            11
    2,100    Sciquest.com, Inc.*                             15
      500    Selectica, Inc.*                                20
      500    Sequoia Software Corp.*                          3
      400    Smartserv Online, Inc.*                         14
    3,100    Softnet Systems, Inc.*                          19
      400    Software Technologies Corp.*                     9
    1,900    SportsLine.com, Inc.*                           26
    3,200    Stamps.com, Inc.*                               12
    3,900    StarMedia Network, Inc.*                        29
      600    Switchboard, Inc.*                               4
    1,600    Travelocity.com*                                23
    1,400    Trizetto Group, Inc.*                           22
      900    Tumbleweed Communications Corp.*                46
    1,800    U.S. Interactive, Inc.*                          5
      300    Uproar, Inc.*                                    1
      400    Valueclick, Inc.*                                3
    2,300    Ventro Corp.*                                   25
    3,100    Verity, Inc.*                                  111
      400    Versata, Inc.*                                  11
    1,600    Via Net.Works, Inc.*                            15
    1,200    Viador, Inc.*                                   11
    4,100    Viant Corp.*                                    24
      800    Vicinity Corp.*                                  9
    1,000    Voyager.net, Inc.*                               6
    1,200    WatchGuard Technologies Corp.*                  72
      400    Websense, Inc.*                                 10
    7,700    Wit Soundview Group, Inc.*                      69
    1,800    Women.com Networks, Inc.*                        5
    1,400    Worldgate Communications Corp.*                 29
      900    XPedior, Inc.*                                   3

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                    VALUE
OF SHARES                                                 (000s)
---------------------------------------------------------------
             COMMON STOCKS - 98.4% (CONT'D.)

             INTERNET - 4.0% (CONT'D.)
    1,800    Zixit Corp.*                              $     55
                                                       --------
                                                          4,131
                                                       --------
             INVESTMENT COMPANIES - 0.2%
    8,100    Allied Capital Corp.                           168
    2,300    American Capital Strategies Ltd.                55
    2,000    Ampal-American Israel Corp.*                    26
                                                       --------
                                                            249
                                                       --------
             IRON/STEEL - 0.4%
    9,000    AK Steel Holding Corp.                          84
   14,200    Bethlehem Steel Corp.*                          43
    2,000    Carpenter Technology Corp.                      58
    1,100    Cleveland-Cliffs, Inc.                          25
      800    Gibraltar Steel Corp.                           13
   10,700    LTV Corp.                                       14
    2,200    National Steel Corp., Class B                    7
    2,150    Reliance Steel & Aluminum Co.                   45
    2,432    Ryerson Tull, Inc.                              23
    4,600    Steel Dynamics, Inc.*                           42
    3,500    Weirton Steel Corp.*                             9
                                                       --------
                                                            363
                                                       --------
             LEISURE TIME - 0.5%
    1,100    American Classic Voyages Co.*                   16
    1,925    Arctic Cat, Inc.                                24
    2,600    Bally Total Fitness Holding Corp.*              65
    8,100    Callaway Golf Co.                              125
    1,350    Direct Focus, Inc.*                             54
    2,600    Pegasus Solutions, Inc.*                        51
    2,600    Polaris Industries, Inc.                        92
    2,400    WMS Industries, Inc.*                           54
                                                       --------
                                                            481
                                                       --------
             LODGING - 0.4%
    4,000    Aztar Corp.*                                    62
    3,000    Boca Resorts, Inc., Class A*                    33
    4,000    Boyd Gaming Corp.*                              20
    5,700    Choice Hotels International, Inc.*              63
    1,600    Crestline Capital Corp.*                        32
    7,600    Extended Stay America, Inc.*                   101
    2,325    Marcus Corp.                                    24
    4,800    Prime Hospitality Corp.*                        49
    3,700    Station Casinos, Inc.*                          53
   16,100    Wyndham International, Inc., Class A*           29
                                                       --------
                                                            466
                                                       --------
             MACHINERY - CONSTRUCTION & MINING - 0.1%
    1,600    Astec Industries, Inc.*                         18
    4,300    JLG Industries, Inc.                            52
    2,800    Terex Corp.*                                    37
                                                       --------
                                                            107
                                                       --------
             MACHINERY - DIVERSIFIED - 1.5%
    6,400    Agco Corp.                                      76
    1,867    Albany International Corp., Class A             22
    2,135    Applied Industrial Technologies, Inc.           37
    2,400    Briggs & Stratton Corp.                         91
    1,800    Brooks Automation, Inc.*                        60
    1,300    Columbus Mckinnon Corp.                         18
    4,400    Cummins Engine Company, Inc.                   132
      800    Detroit Diesel Corp.                            18
    3,989    Flowserve Corp.                                 66
    1,450    Gardner Denver, Inc.*                           24
    2,100    Gerber Scientific, Inc.                         18
    2,155    Graco, Inc.                                     69
    3,175    Idex Corp.                                      89
    3,800    Imation Corp.*                                  71
    1,255    Lindsay Manufacturing Co.                       23
    2,100    Magnetek, Inc.*                                 22
    2,650    Manitowoc Co.                                   51
      700    Nacco Industries, Inc., Class A                 29
    3,000    Nordson Corp.                                   85
    3,000    Presstek, Inc.*                                 58
      800    Robbins & Myers, Inc.                           19
      800    Satcon Technology Corp.*                        29
    2,100    Sauer-Danfoss, Inc.                             23
    1,300    Specialty Equipment Cos., Inc.*                 32
    3,000    Stewart & Stevenson Services                    52
    1,700    Tecumseh Products Co.                           71
    1,000    Tennant Co.                                     44
      600    Thermo Fibertek, Inc.*                           3
    1,623    Thomas Industries, Inc.                         33
    4,600    Unova, Inc.*                                    18
    2,700    Zebra Technologies Corp., Class A*             130
                                                       --------
                                                          1,513
                                                       --------
             MEDIA - 2.0%
    1,000    4 Kids Entertainment, Inc.*                     17


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS Semiannual Report

NUMBER                                                    VALUE
OF SHARES                                                (000S)
---------------------------------------------------------------
    1,200    Ackerley Group, Inc.                      $     12
    1,100    Acme Communications, Inc.*                      10
    3,500    Actv, Inc.*                                     48
      900    Beasley Broadcasting Group, Inc.*                9
    3,900    Citadel Communications Corp.*                   66
    1,100    Crown Media Holdings, Inc.*                     16
    3,800    Cumulus Media, Inc., Class A*                   23
    4,300    Hollinger International, Inc., Class A          72
    2,900    Houghton Mifflin Co.                           114
    1,000    Information Holdings, Inc.*                     35
    4,200    Insight Communications Corp.*                   67
    4,800    Journal Register Co.*                           80
    4,700    Lee Enterprises, Inc.                          136
    1,300    Lodgenet Entertainment Corp.*                   38
    1,000    Martha Stewart Living Omnimedia Co.*            26
    2,000    Mcclatchy Company, Class A                      70
    2,100    Media General, Inc., Class A                    90
    2,100    Mediacom Communications Corp.*                  34
    4,000    Meredith Corp.                                 118
      900    On Command Corp.*                               11
    3,500    Paxson Communications Corp.*                    40
    2,200    Playboy Enterprises, Inc.*                      33
      900    Pulitzer, Inc.                                  39
    1,400    Private Media Group Ltd.*                        8
    1,700    Regent Communications, Inc.*                     9
      725    Saga Communications, Inc., Class A*             12
    2,500    Salem Communications Corp.*                     32
    1,500    Scholastic Corp.*                              119
    4,900    Sinclair Broadcast Group, Inc., Class A*        54
    3,700    Sirius Satellite Radio, Inc.*                  196
    3,300    Spanish Broadcasting System Co.*                39
    1,600    Tivo, Inc.*                                     31
      400    United Television, Inc.                         59
      200    Value Line, Inc.                                 7
    4,900    Wiley John & Sons, Inc.                        112
    2,300    Wink Communications, Inc.*                      28
    1,300    World Wrestling Federation
             Entertainment, Inc.*                            20
    3,700    Worldpages.com, Inc.*                           16
    1,300    XM Satellite Radio Holdings, Inc.*              56
    1,300    Young Broadcasting, Inc., Class A*              41
    3,500    Ziff-Davis, Inc.                                28
                                                       --------
                                                          2,071
                                                       --------
             METAL FABRICATE/HARDWARE - 0.8%
    1,410    Commercial Metals Co.                           36
    3,200    Kaydon Corp.                                    74
      600    Lawson Products, Inc.                           15
    1,900    Maverick Tube Corp.*                            51
    2,700    Metals USA, Inc.                                 8
    3,700    Mueller Industries, Inc.*                       83
    1,800    NS Group, Inc.*                                 36
      700    Penn Engineering & MFG Corp.                    22
    5,200    Precision Castparts Corp.                      200
    1,500    Quanex Corp.                                    29
    1,600    Shaw Group, Inc.*                              113
    5,300    Timken Co.                                      73
    1,500    Valmont Industries, Inc.                        30
      900    Wolverine Tube, Inc.*                           13
    7,500    Worthington Industries, Inc.                    70
                                                       --------
                                                            853
                                                       --------
             MINING - 0.4%
    3,014    Amcol International Corp.                       15
   14,100    Battle Mountain Gold Co.*                       25
    1,800    Brush Engineered Materials, Inc.                39
    1,300    Century Aluminum Co.                            16
   13,600    Freeport-McMoran Copper & Gold, Inc.*          120
    3,100    Kaiser Aluminum Corp.*                          19
    2,000    RTI International Metals, Inc.*                 29
    2,700    Southern Peru Copper Corp.                      42
    4,150    Stillwater Mining Co.*                         112
    9,200    USEC, Inc.                                      39
                                                       --------
                                                            456
                                                       --------
             MISCELLANEOUS MANUFACTURERS - 2.1%
    4,177    Actuant Corp.*                                  16
    3,800    Aptargroup, Inc.                                91
    1,832    Barnes Group, Inc.                              34
      360    Blount International, Inc.*                      4
    3,200    Carlisle Cos., Inc.                            133
    2,612    Clarcor, Inc.                                   51
    2,300    Concord Camera Corp.*                           59
    1,750    Cuno, Inc.*                                     39
    2,500    Dexter Corp.                                   156
    4,300    Donaldson Co., Inc.                             95
    1,200    ESCO Technologies, Inc.*                        21
    4,800    Federal Signal Corp.                            95
      700    GenTek, Inc.                                    11
    2,803    Griffon Corp.*                                  21
    4,300    Harsco Corp.                                    95
    2,007    Hexcel Corp.*                                   27

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                    VALUE
OF SHARES                                                (000S)
---------------------------------------------------------------
             COMMON STOCKS - 98.4% (CONT'D.)

             MISCELLANEOUS MANUFACTURERS - 2.1% (CONT'D.)
    3,400    Lancaster Colony Corp.                    $     84
    4,000    Mascotech, Inc.                                 66
    1,500    Matthews International Corp.                    44
    1,889    Myers Industries, Inc.                          24
    4,400    National Service Industries, Inc.               86
      300    NCH Corp.                                       11
    5,512    Pittston Brink's Group, Inc.                    85
    4,800    Polaroid Corp.                                  65
    2,200    Polymer Group, Inc.                             16
    3,300    Roper Industries, Inc.                         110
    1,400    Scott Technologies, Inc.*                       25
    2,300    Smith (A.O.) Corp.                              29
    1,334    SPS Technologies, Inc.                          65
    1,200    Standex International Corp.                     23
    2,100    Sturm Ruger & Co., Inc.                         17
      600    SurModics, Inc.*                                33
    4,100    Teleflex, Inc.                                 141
    2,750    Tredegar Corp.                                  48
    4,000    Trinity Industries, Inc.                        94
    8,200    U.S. Industries, Inc.                           81
    2,974    WABTEC Corp.                                    30
                                                       --------
                                                          2,125
                                                       --------
             OFFICE FURNISHINGS - 0.2%
      500    Compx International, Inc., Class A              11
    5,700    HON Industries, Inc.                           140
    5,000    Interface, Inc., Class A                        40
                                                       --------
                                                            191
                                                       --------
             OFFICE/BUSINESS EQUIPMENT - 0.1%
   15,600    IKON Office Solutions, Inc.                     61
                                                       --------
             OIL & GAS PRODUCERS - 2.6%
      900    Atwood Oceanics, Inc.*                          38
    3,053    Barrett Resources Corp.*                       115
    1,500    Basin Exploration, Inc.*                        29
    1,700    Belco Oil & Gas Corp.*                          15
    1,900    Berry Petroleum Co., Class A                    34
    3,100    Brown (Tom), Inc.*                              76
    2,800    Cabot Oil & Gas Corp., Class A                  57
      600    Callon Petroleum Co.*                            9
   12,218    Chesapeake Energy Corp.                         88
      500    Clayton Williams Energy, Inc.*                  20
    2,100    Comstock Resources, Inc.*                       24
    7,462    Cross Timbers Oil Co.                          143
    1,700    Denbury Resources, Inc.*                        12
    3,100    EEX Corp.*                                      15
    1,400    Evergreen Resources, Inc.*                      49
    1,400    Forcenergy, Inc.*                               37
    3,500    Forest Oil Corp.*                               57
    3,000    Frontier Oil Corp.*                             22
   19,200    Grey Wolf, Inc.*                               110
    1,800    HS Resources, Inc.*                             61
      900    Houston Exploration Co.*                        23
   10,300    Key Energy Services, Inc.*                     101
    1,100    KEY Production Company, Inc.*                   24
    2,252    Louis Dreyfus Natural Gas Corp.*                89
    1,700    McMoRan Exploration Co.*                        20
    1,712    Meridian Resource Corp.*                        12
    2,200    Mitchell Energy & Development Corp.            103
    1,600    Nuevo Energy Co.*                               29
    7,000    Parker Drilling Co.*                            49
    1,200    Patina Oil & Gas Corp.                          24
    3,500    Patterson Energy, Inc.*                        120
      700    Penn Virginia Corp.                             18
    1,700    Pennaco Energy, Inc.*                           30
   10,600    Pioneer Natural Resources Co.*                 150
    1,700    Plains Resources, Inc.*                         32
    4,300    Pogo Producing Co.                             109
      600    Prima Energy Corp.*                             32
      400    Prize Energy Corp.*                              8
    5,400    Pure Resources, Inc.*                          114
    1,000    Spinnaker Exploration Co.*                      35
    3,000    St. Mary Land & Exploration Co.                 69
    1,800    Stone Energy Corp.*                             99
    2,190    Swift Energy Co.*                               91
    3,300    Tesoro Petroleum Corp.*                         33
    3,400    Unit Corp.*                                     50
    1,500    UTI Energy Corp.*                               67
    5,200    Vintage Petroleum, Inc.                        118
    1,370    WD-40 Co.                                       29
                                                       --------
                                                          2,689
                                                       --------
             OIL & GAS SERVICES - 0.7%
    1,300    CAL Dive International, Inc.*                   74
      500    Carbo Ceramics, Inc.                            13
    1,000    Dril-Quip, Inc.*                                40
    3,579    Friede Goldman Halter, Inc.*                    25
      800    Gulf Island Fabrication, Inc.*                  14

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS Semiannual Report

NUMBER                                                    VALUE
OF SHARES                                                (000S)
---------------------------------------------------------------
    4,200    Input/Output, Inc.*                       $     40
    2,500    Lone Star Technologies, Inc.*                  115
    7,380    Newpark Resources, Inc.*                        68
    2,200    Oceaneering International, Inc.*                37
    1,394    RPC, Inc.                                       16
    1,800    Seacor Smit, Inc.*                              84
    2,000    Seitel, Inc.*                                   29
    4,800    Superior Energy Services, Inc.*                 50
      800    Universal Compression Holdings, Inc.*           25
    2,900    Veritas DGC, Inc.*                              84
                                                       --------
                                                            714
                                                       --------
             PACKAGING & CONTAINERS - 0.5%
    3,100    Ball Corp.                                      98
    3,100    Earthshell Corp.*                                4
    5,800    Gaylord Container Corp., Class A*               10
    1,400    Greif Brothers Corp., Class A                   47
    2,200    Ivex Packaging Corp.*                           22
      300    Liqui-Box Corp.                                 10
    5,500    Longview Fibre Co.                              66
    5,000    Packaging Corp. of America*                     55
   18,100    Pactiv Corp.*                                  202
      900    US Can Corp.*                                   18
                                                       --------
                                                            532
                                                       --------
             PHARMACEUTICALS - 5.1%
    1,200    Accredo Health, Inc.*                           59
    2,100    Advance Paradigm, Inc.*                         89
    5,100    Alliance Pharmaceutical Co.*                    78
      500    Allos Therapeutics, Inc.*                        5
    2,650    Alpharma, Inc., Class A                        162
    5,500    Amerisource Health Corp., Class A*             259
    6,000    Amylin Pharmaceuticals, Inc.*                   65
    1,300    Anesta Corp.*                                   30
      400    Antigenics, Inc.*                                6
    1,900    Aradigm Corp.*                                  44
    2,187    Barr Laboratories, Inc.*                       145
   14,400    Bergen Brunswig Corp., Class A                 168
    2,754    Bindley Western Industries, Inc.                88
    1,800    BioMarin Pharmaceuticals, Inc.*                 33
    1,600    Biomatrix, Inc.*                                28
    1,400    Biopure Corp., Class A*                         25
      987    Block Drug Co., Class A                         43
      700    Bone Care International, Inc.*                  15
    2,200    Carter-Wallace, Inc.                            54
    2,300    Cell Pathways, Inc.*                            19
    2,800    Cell Therapeutics, Inc.*                       187
    3,200    Connetics Corp.*                                77
    2,000    Corixa Corp.*                                  101
    1,800    Coulter Pharmaceutical, Inc.*                   52
    2,900    Cubist Pharmaceuticals, Inc.*                  151
    1,600    CV Therapeutics, Inc.*                         124
    2,500    Cygnus, Inc.*                                   28
    4,800    Dura Pharmaceuticals, Inc.*                    170
    1,500    Dusa Pharmaceuticals, Inc.*                     46
    1,500    Emisphere Technologies, Inc.*                   45
    1,700    Geltex Pharmaceuticals, Inc.*                   80
    1,900    Genta, Inc.*                                    18
    2,500    Guilford Pharmaceuticals, Inc.*                 58
    1,333    Herbalife International, Inc., Class A          12
    1,000    Hyseq, Inc.*                                    37
    2,700    Ilex Oncology, Inc.*                            81
    2,800    Immune Response Corp.*                          19
    3,500    Immunogen, Inc.*                               120
      800    Intrabiotics Pharmaceuticals, Inc.*             13
    4,100    Isis Pharmaceuticals, Inc.*                     47
    1,100    KOS Pharmaceuticals, Inc.*                      22
    1,950    KV Pharmaceutical Co.*                          67
    5,751    Ligand Pharmaceuticals, Inc., Class B*          74
    2,700    Matrix Pharmaceuticals, Inc.*                   42
    3,050    Medicis Pharmaceutical Co.*                    188
    1,800    MGI Pharma, Inc.*                               54
    1,500    Miravant Medical Technologies*                  33
    3,800    Nabi, Inc.*                                     27
    6,100    NBTY, Inc.*                                     40
    2,100    NeoRx Corp.*                                    51
    2,200    Neurocrine Biosciences, Inc.*                   99
    1,500    Neurogen Corp.*                                 47
    2,000    Noven Pharmaceuticals, Inc.*                    86
    2,100    NPS Pharmaceuticals, Inc.*                     119
    9,900    Omnicare, Inc.                                 160
    2,500    OSI Pharmaceuticals, Inc.*                     175
    6,600    Perrigo Co.*                                    45
    2,200    Pharmacopeia, Inc.*                             56
    1,700    Pharmacyclics, Inc.*                            84
      900    Praecis Pharmaceuticals, Inc.*                  38
    1,200    Priority Healthcare Corp., Class B*             92
    1,700    Sangstat Medical Corp.*                         22

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                    VALUE
OF SHARES                                                (000S)
---------------------------------------------------------------
             COMMON STOCKS - 98.4% (CONT'D.)

             PHARMACEUTICALS - 5.1% (CONT'D.)
    3,400    Sciclone Pharmaceuticals, Inc.*           $     37
    4,700    SICOR, Inc.*                                    48
    2,100    Star Scientific, Inc.*                           8
    2,800    SuperGen, Inc.*                                 54
    2,000    Syncor International Corp.*                     74
    2,800    Theragenics Corp.*                              18
    2,500    Titan Pharmaceuticals, Inc.*                   163
    3,600    Triangle Pharmaceuticals, Inc.*                 30
    1,700    Trimeris, Inc.*                                119
    1,200    Tularik, Inc.*                                  40
    2,300    Twinlab Corp.*                                  10
    1,600    United Therapeutics Corp.*                     140
    3,100    Valentis, Inc.*                                 26
      900    Vaxgen, Inc.*                                   21
    3,500    Vivus, Inc.*                                    15
                                                       --------
                                                          5,305
                                                       --------
             PIPELINES - 0.1%
    1,200    Midcoast Energy Resources, Inc.                 25
    2,800    Transmontaigne, Inc.*                           14
    2,100    Western Gas Resources, Inc.                     53
                                                       --------
                                                             92
                                                       --------
             REAL ESTATE - 0.5%
   11,300    Catellus Development Corp.*                    198
    2,200    CB Richard Ellis, Inc.*                         27
    1,700    Forest City Enterprises, Inc.                   61
    1,966    Insignia Financial Group, Inc.*                 20
    3,300    Jones Lang LaSalle, Inc.*                       43
    2,400    LNR Property Corp.*                             53
    3,500    Security Capital Group, Inc., Class B*          66
    2,600    Trammell Crow Co.*                              39
                                                       --------
                                                            507
                                                       --------
             REAL ESTATE INVESTMENT TRUSTS - 5.5%
      400    Alexander's, Inc.*                              33
    1,300    Alexandria Real Estate Equities, Inc.           45
    1,900    American Industrial Properties REIT, Inc.       27
    1,600    AMLI Residential Properties                     38
    6,400    Arden Realty, Inc.                             172
    2,000    Bedford Property Investors, Inc.                41
    1,800    Boykin Lodging Co.                              19
    3,600    Brandywine Realty Trust                         73
    4,900    BRE Properties, Inc., Class B                  157
    3,500    Burnham Pacific Property, Inc.                  21
    4,300    Cabot Industrial Trust                          86
    4,116    Camden Property Trust                          128
    2,200    Capital Automotive REIT                         29
    1,901    Capstead Mortgage Corp.                         17
    2,700    CBL & Associates Properties, Inc.               68
    2,200    Centerpoint Properties Corp.                   101
    2,300    Chateau Communities, Inc.                       62
    1,700    Chelsea GCA Realty, Inc.                        60
    2,300    Colonial Properties Trust                       59
    3,200    Commercial Net Lease Realty, Inc.               33
    4,100    Cornerstone Realty Income Trust                 44
    2,800    Cousins Properties, Inc.                       121
    5,900    Developers Diversified Realty Corp.             76
    1,700    Eastgroup Properties, Inc.                      38
    1,600    Entertainment Properties Trust                  17
    3,900    Equity Inns, Inc.                               26
    2,000    Essex Property Trust, Inc.                     111
    4,200    Federal Realty Investment Trust                 80
    5,100    FelCor Lodging Trust, Inc.                     118
    4,100    First Industrial Realty Trust, Inc.            126
      900    First Washington Realty Trust, Inc.             23
    6,000    Franchise Finance Corp. of America             135
    2,600    Gables Residential Trust                        71
    3,100    Glenborough Realty Trust, Inc.                  56
    2,500    Glimcher Realty Trust                           37
    1,800    Great Lakes REIT, Inc.                          31
    5,152    Health Care Property Investors, Inc.           153
    3,100    Health Care REIT, Inc.                          55
    4,273    Healthcare Realty Trust, Inc.                   90
    6,300    Highwoods Properties, Inc.                     149
    2,200    Home Properties of NY, Inc.                     66
    5,400    Hospitality Properties Trust                   126
   14,100    HRPT Properties Trust                           99
    3,700    Innkeepers USA Trust                            38
    3,400    IRT Property Co.                                30
    3,500    JDN Realty Corp.                                40
    1,300    JP Realty, Inc.                                 23
    2,800    Kilroy Realty Corp.                             75
    2,900    Koger Equity, Inc.                              49
    1,100    LaSalle Hotel Properties                        17
    1,800    Lexington Corporate Properties Trust            20
    3,400    Macerich Co.                                    72
    1,900    Manufactured Home Communities, Inc.             47
   15,400    Meditrust Corp.*                                45


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS Semiannual Report

NUMBER                                                    VALUE
OF SHARES                                                (000S)
---------------------------------------------------------------
    3,746    Meristar Hospitality Corp.                $     76
    1,900    Mid-America Apartment Communities, Inc.         45
    1,700    Mills Corp.                                     32
    4,900    Nationwide Health Property, Inc.                78
    1,400    National Golf Properties, Inc.                  29
    2,600    National Health Investors, Inc.                 18
    9,400    New Plan Excel Realty Trust                    129
    1,300    Pennsylvania Real Estate Invest Trust           23
    2,000    Pacific Gulf Properties, Inc.                   54
    1,000    Pan Pacific Retail Properties, Inc.             20
    1,000    Parkway Properties, Inc.                        31
    3,900    Prentiss Properties Trust                      102
    1,000    Prime Group Realty Trust                        16
   12,700    Prison Realty Trust, Inc.                       15
    2,500    PS Business Parks, Inc.                         68
    5,900    Reckson Associates Realty Corp.                150
    3,300    Regency Realty Corp.                            76
    2,600    RFS Hotel Investors, Inc.                       33
    2,900    Realty Income Corp.                             68
    1,200    Saul Centers, Inc.                              19
    3,200    Shurgard Storage Centers, Inc., Class A         72
    2,300    SL Green Realty Corp.                           65
    2,300    Smith (Charles E.) Residential, Inc.           104
    1,300    Sovran Self Storage, Inc.                       27
    1,400    Senior Housing Properties Trust                 13
    2,900    Storage USA, Inc.                               88
    2,700    Summit Properties, Inc.                         65
    1,900    Sun Communities, Inc.                           60
      600    Tanger Factory Outlet Centers, Inc.             13
    3,700    Taubman Centers, Inc.                           43
    1,700    Town & Country Trust                            31
   11,100    United Dominion Realty Trust                   121
    1,100    Urban Shopping Centers, Inc.                    52
    6,400    Ventas, Inc.                                    32
    3,800    Washington Real Estate Investment Trust         76
    2,900    Weingarten Realty Investors                    118
    1,800    Western Properties Trust                        22
    3,100    Westfield America, Inc.                         43
                                                       --------
                                                          5,700
                                                       --------
             RETAIL - 4.7%
    1,333    99 Cents Only Stores, Inc.*                     67
   10,000    Abercrombie & Fitch Co.*                       191
    2,400    American Eagle Outfitters, Inc.*                76
    3,100    Ames Department Stores, Inc.*                   18
    2,700    AnnTaylor Stores Corp.*                        104
    2,600    Applebees International, Inc.                   60
    5,400    Barnes & Noble, Inc.*                          106
      300    BeBe Stores, Inc.*                               4
    8,400    Borders Group, Inc.*                           117
    1,900    Brown Shoe Company, Inc.                        17
      800    Buca, Inc.*                                      9
      900    Buckle, Inc.*                                   10
    4,401    Buffets, Inc.*                                  61
    1,860    Burlington Coat Factory Co.*                    27
    4,700    Casey's General Stores, Inc.                    61
    2,800    Cash America International, Inc.                20
    1,500    Cato Corp.                                      19
    6,100    CBRL Group, Inc.                                88
    2,860    CEC Entertainment, Inc.*                        92
   10,100    Charming Shoppes, Inc.*                         53
    1,000    Cheap Tickets, Inc.*                            10
    2,800    Cheesecake Factory, Inc.*                      121
    1,400    Chico's FAS, Inc.*                              48
    1,800    Children's Place*                               46
    4,300    Claire's Stores, Inc.                           77
      100    Coldwater Creek, Inc.*                           3
    2,504    Consolidated Products, Inc.                     20
    3,900    Copart, Inc.*                                   54
    2,175    Cost Plus, Inc. *                               66
    2,000    CSK Auto Corp.*                                  9
    9,600    Dillard's, Inc., Class A                       102
    1,600    Dress Barn, Inc.*                               34
    1,900    Duane Reade, Inc.*                              46
      600    Electronics Boutique Holdings Corp.*            13
    3,800    Bob Evans Farms, Inc.                           70
    1,300    Factory 2-U Stores, Inc.*                       40
    2,000    Footstar, Inc.*                                 65
      900    Fred's, Inc., Class A                           20
    2,300    Genesco, Inc.*                                  39
    1,700    Group 1 Automotive, Inc.*                       18
    2,400    Guitar Center, Inc.*                            30
   15,900    Hanover Direct, Inc.*                            9
    1,700    Haverty Furniture                               19
    3,400    Hollywood Entertainment Corp.*                  25
      900    Hot Topic, Inc.*                                27
    2,100    IHOP Corp.*                                     40
    3,450    Insight Enterprises, Inc.*                      94
    3,100    Intertan, Inc.*                                 45
    4,100    Jack in the Box, Inc.*                          88
      750    Kenneth Cole Productions, Inc.*                 26
      300    Krispy Kreme Doughnuts, Inc.*                   25


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                    VALUE
OF SHARES                                                (000S)
---------------------------------------------------------------
             COMMON STOCKS - 98.4% (CONT'D.)

             RETAIL - 4.7% (CONT'D.)
    2,400    Landry's Seafood Restaurant               $     16
    1,400    Lands' End, Inc.*                               29
    4,300    Linens `N Things, Inc.*                        110
    2,700    Lone Star Steakhouse & Saloon, Inc.             20
    3,200    Longs Drug Stores, Inc.                         61
    2,400    Luby's, Inc.                                    13
    2,061    Massimo Da Milano, Inc.*                         -
    3,402    Men's Wearhouse, Inc.*                          96
    3,200    Michael's Stores, Inc.*                        128
    2,900    Musicland Stores Corp.*                         20
    3,900    Neiman-Marcus Group, Inc.*                     126
      900    NPC International, Inc.*                         9
    4,800    NU Skin Enterprises, Inc.*                      32
    1,500    O'Charleys, Inc.*                               18
    3,800    O'Reilly Automotive, Inc.*                      56
   12,100    OfficeMax, Inc.*                                43
      700    P.F. Chang's China Bistro, Inc.*                24
    3,437    Pacific Sunwear of California, Inc.*            64
    2,025    Papa John's International, Inc.*                51
    2,400    Payless Shoesource, Inc.*                      134
      500    PC Connection, Inc.*                            29
    5,000    Pep Boys - Manny Moe & Jack                     25
    2,300    PETCO Animal Supplies, Inc.*                    50
   11,900    Petsmart, Inc.*                                 56
   10,300    Pier 1 Imports, Inc.                           140
      200    Pricesmart, Inc.*                                8
    1,750    Rare Hospitality International, Inc.*           36
    3,725    Regis Corp.                                     56
    6,600    Ruby Tuesday, Inc.                              74
    3,500    Ryan's Family Steak Houses, Inc.*               27
    1,900    School Specialty, Inc.*                         40
    3,200    ShopKo Stores, Inc.*                            33
    1,250    Smart & Final, Inc.*                             9
    2,100    Sonic Automotive, Inc., Class A*                17
    1,875    Sonic Corp.*                                    59
    1,600    Spiegel, Inc., Class A                          11
    2,900    Stein Mart, Inc.*                               31
    4,000    Sunglass Hut International, Inc.*               26
    1,100    Systemax, Inc.*                                  3
    3,300    Too, Inc.*                                      78
    3,250    Trans World Entertainment Corp.*                33
    1,100    Tuesday Morning Corp.*                           9
    1,700    Tweeter Home Entertainment Group, Inc.*         62
      900    Ultimate Electronics, Inc.*                     37
      600    United Auto Group, Inc.*                         5
    1,700    Value City Department Stores, Inc.*             14
   14,700    Venator Group, Inc.*                           182
    1,500    Whitehall Jewellers, Inc.*                      12
    1,100    Wilsons (The) Leather Experts Co.*              20
    3,800    Zale Corp.*                                    123
                                                       --------
                                                          4,884
                                                       --------
             SAVINGS & LOANS - 1.9%
    3,100    American Financial Holdings, Inc.               55
    2,500    Anchor Bancorp, Inc.                            39
      700    Andover Bancorp, Inc.                           21
    4,900    Astoria Financial Corp.                        189
    2,400    BankAtlantic Bancorp, Inc.                      10
    3,500    Bank United Corp., Class A                     177
    1,400    Brookline Bancorp, Inc.                         16
    3,600    Capitol Federal Financial                       53
    6,000    Commercial Federal Corp.                       115
    1,300    Dime Community Bancshares, Inc.                 32
    2,241    Downey Financial Corp.                          89
    1,600    First Federal Capital Corp.                     20
    1,850    First Federal Financial Corp.*                  43
    1,400    First Financial Holdings, Inc.                  21
    1,030    First Indiana Corp.                             27
    1,300    First Niagara Financial Group, Inc.             12
    3,748    First Sentinel Bancorp, Inc.                    36
    2,412    Harbor Florida Bancshares, Inc.                 29
      900    Harris Financial, Inc.                           7
    7,000    Independence Community Bank                     98
    2,461    MAF Bancorp, Inc.                               61
    1,500    Northwest Bancorp, Inc.                         13
    1,200    OceanFirst Financial Corp.                      25
    3,800    Ocwen Financial Corp.*                          22
    3,000    Peoples Bank Bridgeport Co.                     63
    1,300    PFF Bancorp, Inc.                               28
    1,737    Queens County Bancorp, Inc.                     50
    3,000    Richmond County Financial Corp.                 72
    6,900    Roslyn Bancorp, Inc.                           154
    2,700    Seacoast Financial Services Corp.               30
    3,900    Staten Island Bancorp, Inc.                     78
    3,600    United Community Financial Corp.                24
    5,600    Washington Federal, Inc.                       127
    5,400    Webster Financial Corp.                        145
                                                       --------
                                                          1,981
                                                       --------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

NORTHERN FUNDS Semiannual Report

NUMBER                                                    VALUE
OF SHARES                                                (000S)
---------------------------------------------------------------
             SEMICONDUCTORS - 3.8%

    2,400    Actel Corp.*                              $     86
    1,000    ADE Corp.*                                      20
    2,800    Alliance Semiconductor Corp.*                   56
    3,150    Anadigics, Inc.*                                70
    3,400    Asyst Technologies, Inc.*                       69
    2,500    ATMI, Inc.*                                     58
    1,800    AXT, Inc.*                                      75
      500    Caliper Technologies Corp.*                     29
    4,700    C-Cube Microsystems, Inc.*                      96
    6,000    Cirrus Logic, Inc.*                            242
    2,200    Cohu, Inc.                                      34
      600    Dupont Photomasks, Inc.*                        35
    2,100    Elantec Semiconductor, Inc.*                   209
    2,200    Electroglas, Inc.*                              38
    2,600    eMagin Corp.*                                   28
    2,600    Emcore Corp.*                                  108
    3,000    ESS Technology, Inc.*                           43
    2,000    Exar Corp.*                                    242
    2,700    FSI International, Inc.*                        38
    1,400    Gasonics International Corp.*                   17
    3,800    General Semiconductor, Inc.*                    46
    2,400    Helix Technology Corp.                          72
      700    HI/FN, Inc.*                                    48
      900    IBIS Technology Corp.*                          33
    1,400    Integrated Circuit Systems, Inc.*               26
    2,800    Integrated Silicon Solutions, Inc.*             40
      500    IXYS Corp.*                                     13
    5,200    Kulicke & Soffa Industries Corp.*               69
    5,100    LTX Corp.*                                      96
    1,700    Mattson Technology, Inc.*                       25
    3,600    MEMC Electronics Materials, Inc.*               46
    1,200    Microsemi Corp.*                                46
    4,100    MIPS Technologies, Inc., Class A*              188
      500    MKS Instruments, Inc.*                          14
      700    Netsilicon, Inc.*                               15
    4,500    Oak Technology, Inc.*                          123
    2,200    Pericom Semiconductor Corp.*                    81
    2,700    Photronics, Inc.*                               59
    3,387    Pioneer Standard Electronics, Inc.              46
      600    Pixelworks, Inc.*                               29
    1,600    PLX Technology, Inc.*                           43
    2,200    PRI Automation, Inc.*                           40
    2,900    Power Integrations, Inc.*                       40
    2,100    Quicklogic Corp.*                               35
      500    Rudolph Technologies, Inc.*                     17
    1,600    Semitool, Inc.*                                 21
    3,400    Silicon Image, Inc.*                            84
    3,600    Silicon Valley Group, Inc.*                     95
    2,400    Sipex Corp.*                                   101
    2,685    SpeedFam-IPEC, Inc.*                            31
    1,500    Standard Microsystems Corp.*                    33
      800    Supertex, Inc.*                                 40
    1,800    Telcom Semiconductor, Inc.*                     27
    1,300    Therma-Wave, Inc.*                              37
    2,300    Three-Five Systems, Inc.*                       67
    2,300    Ultratech Stepper, Inc.*                        37
    3,400    Varian Semiconductor Equipment, Inc.*          127
    2,500    Veeco Instruments, Inc.*                       266
    1,600    White Electronic Designs Corp.*                 19
    1,600    Zoran Corp.*                                    78
                                                       --------
                                                          3,946
                                                       --------

             SHIPBUILDING - 0.1%
    3,100    Newport News Shipbuilding, Inc.                134


             SOFTWARE - 5.2%
    2,200    3dfx Interactive, Inc.*                         11
    2,800    3DO Co.*                                        19
    2,500    Accrue Software, Inc.*                          30
    6,100    Actuate Corp.*                                 211
    1,000    Advantage Learning Systems, Inc.*               35
    2,800    Advent Software, Inc.*                         196
    2,000    Allscripts Pharmaceuticals, Inc.*               28
    1,100    AremisSoft Corp.*                               41
    2,800    Aspen Technology, Inc.*                        126
    2,500    Avid Technology, Inc.*                          35
    2,700    AVT Corp.*                                      15
    1,150    Barra, Inc.*                                    71
    4,000    BindView Development Corp.*                     30
      400    Blaze Software, Inc.*                            5
      800    Bottomline Technologies, Inc.*                  30
      900    Braun Consulting, Inc.*                         18
    1,400    Brio Technology, Inc.*                          15
    3,400    Broadbase Software, Inc.*                       46
    1,200    BSquare Corp.*                                  19
      500    Caminus Corp.*                                  20
    2,400    CCC Information Services Group, Inc.*           19
    2,700    Cerner Corp.*                                  125
    1,500    Clarus Corp.*                                   34
    1,700    Concord Communications, Inc.*                   45
      200    Cope, Inc.*                                      8

                    SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                    VALUE
OF SHARES                                                (000S)
---------------------------------------------------------------
             COMMON STOCKS - 98.4% (CONT'D.)
             SOFTWARE - 5.2% (CONT'D.)
      700    Cysive, Inc.*                             $      5
    1,100    Daleen Technologies, Inc.*                      16
    1,700    Datastream Systems, Inc.*                       22
    1,000    Deltek Systems, Inc.*                            8
    3,300    Dendrite International, Inc.*                   88
    1,700    Documentum, Inc.*                              138
    1,100    DSET Corp.*                                     23
    3,900    Eclipsys Corp.*                                 62
      500    Embarcadero Technologies, Inc.*                 26
    2,500    ePresence, Inc.*                                17
    1,200    Excalibur Technologies Corp.*                   81
    2,700    eXcelon Corp.*                                  33
    2,800    Exchange Applications, Inc.*                    13
    1,208    Fair, Isaac & Co., Inc.                         52
    3,700    Filenet Corp.*                                  67
    1,600    Geoworks Corp.*                                 12
    1,400    Great Plains Software, Inc.*                    39
    2,900    HNC Software, Inc.*                            237
    3,490    Hyperion Solutions Corp.*                       90
    1,600    IDX Systems Corp.*                              26
    2,250    IMRglobal Corp.*                                26
    1,500    Industries International, Inc.*                  7
      500    Infogrames, Inc.*                                4
    2,600    Informatica Corp.*                             242
    2,950    infoUSA, Inc.*                                  15
    5,900    Inprise Corp.*                                  32
    4,100    Intelidata Technologies Corp.*                  21
    1,500    Interact Commerce Corp.*                        16
      500    Interactive Intelligence, Inc.*                 20
      900    Intercept Group, Inc.*                          21
    2,200    Inter-Tel, Inc.                                 25
    6,800    Intertrust Technologies Corp.*                  82
    5,800    J.D. Edwards & Co.*                            150
    2,300    JDA Software Group, Inc.*                       29
    9,300    Legato Systems, Inc.*                          125
      600    Level 8 Systems, Inc.*                          11
      800    Lightspan, Inc.*                                 2
    2,500    Manugistics Group, Inc.*                       245
    1,500    Mapinfo Corp.*                                  47
    2,600    Mercator Software, Inc.*                        43
    2,400    Metacreations Corp.*                            27
    1,000    Metasolv Software, Inc.*                        41
    2,800    MicroStrategy, Inc., Class A*                   76
    3,089    Midway Games, Inc.*                             22
    3,700    Mynd Corp.*                                     50
    3,500    National Data Corp.                            115
      500    Neon Systems, Inc.*                              5
    2,500    NETIQ Corp.*                                   164
    5,700    Netmanage, Inc.*                                12
    2,800    New Era of Networks, Inc.*                      68
    1,400    Novadigm, Inc.*                                 22
      600    Numerical Technologies, Inc.*                   17
    2,100    Objective Systems Integrators Corp.*            18
    2,300    Onyx Software Corp.*                            47
      600    OTG Software, Inc.*                             24
    1,800    Packeteer, Inc.*                                68
    3,199    Per-Se Technologies, Inc.*                      40
    2,500    Phoenix Technologies Ltd.*                      40
    4,800    Pinnacle Systems, Inc.*                         54
    1,600    Probusiness Services, Inc.*                     48
    3,600    Progress Software Corp.*                        49
    1,400    Project Software & Development, Inc.*           22
    3,500    Puma Technology, Inc.*                          71
    1,900    Quintus Corp.*                                  16
    1,150    Razorfish, Inc.*                                12
    2,800    Remedy Corp.*                                   53
    3,100    Saga Systems, Inc.*                             32
    1,600    Sagent Technology, Inc.*                        12
    1,400    Sanchez Computer Associates, Inc.*              22
      400    Scientific Learning Corp.*                       2
    1,800    Seachange International, Inc.*                  60
    1,600    Serena Software, Inc.*                          74
    1,300    Silver Stream Software, Inc.*                   39
       51    Simione Central Holdings, Inc.*                  -
    1,100    Sonic Foundry, Inc.*                            10
      900    Spss, Inc.*                                     24
    5,000    Starbase Corp.*                                 28
    3,924    Structural Dynamics Research Corp.*             64
    1,500    SVI Holdings, Inc.*                              7
    2,700    Take-Two Interactive Software Corp.*            34
    1,400    Tenfold Corp.*                                   6
    2,100    THQ, Inc.*                                      49
    3,500    Transaction Systems Architects, Inc.*           57
      400    Ulticom, Inc.*                                  19
    1,700    Unify Corp.*                                     7
      500    Unigraphics Solutions, Inc.*                    10
    1,200    Universal Access, Inc.*                         14
    1,400    WebTrends Corp.*                                52
                                                       --------
                                                          5,253
                                                       --------

                                       60
                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

Number                                                    Value
of Shares                                                (000s)
---------------------------------------------------------------

             STORAGE/WAREHOUSING - 0.0%
    1,000    Mobile Mini, Inc.*                        $     19
                                                       --------

             TELECOMMUNICATIONS EQUIPMENT - 5.4%
    3,986    Adaptive Broadband Corp.*                       78
    3,000    Adelphia Business Solutions, Inc.               35
    2,800    Advanced Radio Telecom Corp.*                   24
    1,000    AirGate PCS, Inc.*                              45
      600    Airnet Communications Corp.*                    13
    1,100    Alaska Communications Systems Group, Inc.*       7
    1,100    Alamosa PCS Holdings, Inc.*                     18
    3,040    Allen Telecom, Inc.*                            51
    5,600    Allied Riser Communications Corp.*              37
    6,200    American Telesource International, Inc.*        14
    1,200    Anaren Microwave, Inc.*                        163
    2,300    Anixter International, Inc.*                    67
    5,600    Arch Wireless, Inc.*                            28
    1,200    Arguss Communications, Inc.*                    25
    1,700    Audiovox Corp., Class A*                        26
    1,800    Aware, Inc.*                                    69
    2,000    Black Box Corp.*                                93
    1,700    CT Communications, Inc.                         34
    4,100    Caprock Communications Corp.*                   21
    1,000    Carrier Access Corp.*                           20
    3,000    C-COR.net Corp.*                                46
    1,300    Celeritek, Inc.*                                49
      800    Centennial Communications Corp.*                17
    1,400    CFW Communications Co.                          38
    1,000    Choice One Communications, Inc.*                12
    3,000    Cobalt Networks, Inc.*                         174
    2,300    Com21, Inc.*                                    31
    1,133    Commonwealth Telephone Enterprises, Inc.*       42
    2,600    Computer Network Technology Corp.*              89
    1,400    Convergent Communications, Inc.*                 4
    1,800    Corsair Communications, Inc.*                   14
    1,000    Crossroads Systems, Inc.*                        8
    1,700    CTC Communications Group, Inc.*                 34
    1,100    Davox Corp.*                                    11
    1,000    Deltathree.com, Inc.*                            4
    5,600    E.spire Communications, Inc.*                   16
    6,742    eGlobe, Inc.*                                    8
    1,000    Electric Lightwave, Inc., Class A*               9
    1,000    Fibernet Telecom Group, Inc.*                   17
    4,500    General Communication, Inc., Class A*           32
    6,900    Glenayre Technologies, Inc.*                    75
    1,200    Goamerica, Inc.*                                11
    1,000    Golden Telecom, Inc.*                           17
    1,500    Hickory Tech Corp.                              33
    1,400    Hypercom Corp.*                                 15
    5,200    ICG Communications, Inc.*                        2
    2,500    IDT Corp.*                                      97
    2,400    Illuminet Holdings, Inc.*                       66
    1,300    Impsat Fiber Networks, Inc.*                    14
    8,200    Intelect Communications Co.*                    12
    5,700    Interdigital Communications Corp.*              80
    5,300    Intermedia Communications Co.*                 156
    2,800    International Fibercom, Inc.*                   41
    1,600    Intrusion.com, Inc.*                            19
    5,500    ITC Deltacom, Inc.*                             63
      700    JNI Corp.*                                      62
    1,400    Latitude Communications Co.*                    11
    1,100    LCC International, Inc., Class A*               16
    2,900    Leap Wireless International, Inc.*             181
    1,800    Lightbridge, Inc.*                              21
    1,300    Lightpath Technologies, Inc.*                   62
    1,100    MCK Communications, Inc.*                       25
      700    Metawave Communications Corp.*                  13
    2,300    Metricom, Inc.*                                 59
    8,000    Metrocall, Inc.*                                24
    3,100    MMC Networks, Inc.*                            392
    3,600    Motient Corp.*                                  51
    5,050    Mpower Communications Corp.*                    44
    5,300    MRV Communications, Inc.*                      240
    3,500    Natural Microsystems Corp.*                    188
      600    NEON Communications, Inc.*                      21
    1,200    NET2000 Communications, Inc.*                    8
    3,700    Netro Corp.*                                   219
    1,800    Network Access Solutions Corp.*                  7
    2,300    Network Equipment Technologies, Inc.*           25
    1,600    Network Peripherals, Inc.*                      27
    1,200    Network Plus Corp.*                             10
    1,600    North Pittsburgh Systems, Inc.                  22
      900    Nucentrix Broadband Networks, Inc.*             23
    3,700    Nx Networks, Inc.*                              25
      450    Optical Cable Corp.*                            11
    1,100    Osicom Technologies, Inc.*                      27
    1,900    Pac-West Telecomm, Inc.*                        17
    1,800    Paradyne Networks Corp.*                        10
    8,300    P-Com, Inc.*                                    55
    5,200    Plantronics, Inc.*                             198
    4,840    Price Communications Corp.*                     95
    2,900    Primus Telecommunications Co.*                  28


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


NUMBER                                                    VALUE
OF SHARES                                                (000S)
---------------------------------------------------------------
             COMMON STOCKS - 98.4% (CONT'D.)

             TELECOMMUNICATIONS EQUIPMENT - 5.4% (CONT'D.)
    2,700    Proxim, Inc.*                             $    120
    1,000    Rural Cellular Corp., Class A*                  68
    1,800    Savvis Communications Co.*                      16
    2,900    SBA Communications Corp.*                      121
    3,100    Somera Communications, Inc.*                    29
    1,300    Spectralink Corp.*                              12
      400    Stanford Microdevices, Inc.*                    21
      993    Superior Telecom, Inc.                           6
    2,400    Symmetricom, Inc.*                              37
    7,500    Talk.com, Inc.*                                 33
      400    Telaxis Communications Corp.*                    2
    1,800    Teligent, Inc., Class A*                        23
    1,200    Telocity, Inc.*                                  4
    1,700    Telxon Corp.*                                   30
    1,300    Tollgrade Communications, Inc.*                180
    1,800    Tricord Systems, Inc.*                          27
    1,700    Tut Systems, Inc.*                             147
    1,400    US Wireless Corp.*                              22
    1,000    US LEC Corp., Class A*                           9
    1,700    Viasat, Inc.*                                   38
    5,400    Viatel, Inc.*                                   55
    3,300    Visual Networks, Inc.*                          21
      800    Vyyo, Inc.*                                     24
    5,000    WebLink Wireless, Inc.*                         38
    3,000    Westell Technologies, Inc.*                     38
    6,600    World Access, Inc.*                             36
    2,900    Xircom, Inc.*                                   73
      700    Z-Tel Technologies, Inc.*                        5
                                                       --------
                                                          5,676
                                                       --------

             TEXTILES - 0.2%
    2,150    G & K Services, Inc.                            60
    4,400    Mohawk Industries, Inc.*                        96
    1,400    Springs Industries, Inc., Class A               39
    3,600    Westpoint Stevens, Inc.                         44
                                                       --------
                                                            239
                                                       --------

             TOBACCO - 0.1%
    3,000    Universal Corp.                                 88
    1,360    Vector Group Ltd.                               24
                                                       --------
                                                            112
                                                       --------

             TOYS/GAMES/HOBBIES - 0.1%
    6,300    Boyds Collection Ltd.*                          46
    2,050    Jakks Pacific, Inc.*                            19
    4,600    Topps (The) Company, Inc.*                      42
                                                       --------
                                                            107
                                                       --------

             TRANSPORTATION - 1.1%
    5,100    Airborne Freight Corp.                          52
    4,300    Alexander & Baldwin, Inc.                      112
    2,300    American Freightways Corp.*                     36
    1,700    Arkansas Best Corp.*                            26
    2,200    Arnold Industries, Inc.                         37
    1,650    Atlas Air, Inc.*                                70
    1,450    Circle International Group                      44
    5,200    CNF Transportation, Inc.                       116
    1,450    EGL, Inc.*                                      44
    2,300    Fritz Co., Inc.*                                27
    1,500    Forward Air Corp.*                              53
    1,616    Heartland Express, Inc.*                        28
    1,800    Hunt J.B. Transport Services, Inc.              23
    2,600    Kirby Corp.*                                    51
      750    Knight Transportation, Inc.*                    12
      900    Landstar System, Inc.*                          40
      900    MS Carriers, Inc.*                              14
    2,227    Offshore Logistics, Inc.*                       40
    2,700    Overseas Shipholding Group                      74
    1,300    Roadway Express, Inc.                           23
    4,575    Swift Transportation Co., Inc.*                 60
    2,800    USFreightways Corp.                             63
    3,037    Werner Enterprises, Inc.                        36
    5,300    Wisconsin Central Transport Co.*                56
    2,700    Yellow Corp.*                                   41
                                                       --------
                                                          1,178
                                                       --------

             TRUCKING & LEASING - 0.2%
      900    Amerco, Inc.*                                   17
    1,300    Interpool, Inc.                                 15
    5,075    Rollins Truck Leasing Corp.                     32
    6,400    Ryder System, Inc.                             118
    1,300    Xtra Corp.*                                     58
                                                       --------
                                                            240
                                                       --------

             VENTURE CAPITAL - 0.1%
    1,700    Acacia Research Corp.*                          59
                                                       --------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
                                       62

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                    VALUE
OF SHARES                                                (000S)
---------------------------------------------------------------
             WATER - 0.2%
    1,100    American States Water Co.                 $     33
    4,100    Azurix Corp.*                                   14
    1,500    California Water Service Group, Inc.            40
      900    E'town Corp.                                    60
    3,700    Philadelphia Suburban Corp.                     86
      200    SJW Corp.                                       24
                                                       --------
                                                            257
                                                       --------

             Total Common Stocks
             (cost $101,640)                            102,136
                                                       --------

             PREFERRED STOCKs - 0.0%

      635    Corrections Corp.                               12
    2,400    O'Sullivan Industries Holdings, Inc.             1
                                                       --------
                                                             13
                                                       --------

             Total Preferred Stocks
             (cost $0 )                                      13
                                                       --------

             RIGHTS & WARRANTS - 0.0%

    4,212    CSF Holdings Inc., Rights*                       -
    4,223    Elan Corp. Rights*                               4
      495    Sunbeam Corp., Warrants*                         1
       45    Xytronyx, Inc., Warrants*                        -
       25    York Research Corp., Warrants*                   -
                                                       --------

             Total Rights & Warrants
             (cost $0)                                        5
                                                       --------

             OTHER INVESTMENTS - 0.0%

    4,400    Escrow Millicom, Inc.*                           -
    3,400    Escrow Northeast Bancorp, Inc.*                  -
    7,500    Escrow Procurenet, Inc.*                         -
    2,318    Escrow Strawbridge & Clothier*                   -
                                                       --------

             Total Other Investments
             (cost $0)                                        -
                                                       --------

  PRINCIPAL
   AMOUNT
   (000s)
---------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 1.4%
   $1,147    Bayerische Hypo-Und Vereinsbank,
             Grand Cayman, Eurodollar
             Time Deposit
             6.72%, 10/2/00                               1,147
      290    U.S. Treasury Bill,
             6.09%, 1/18/01(1)                              284
                                                       --------

             Total Short-Term Investments
             (cost $1,431)                                1,431
                                                       --------

             Total Investments - 99.8%
             (cost $103,071)                            103,585

             Other Assets less Liabilities - 0.2%           214
                                                       --------

             NET ASSETS - 100.0%                       $103,799
                                                       ========


OPEN FUTURES CONTRACTS:

                          Notional                        Unrealized
              Number of    Amount    Contract    Contract    Loss
Type          Contracts    (000s)    Position      Exp.     (000s)
---------------------------------------------------------------

Russell 2000      5       $1,319       Long          12/00   $(31)
                                                             =====

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

SMALL CAP VALUE FUND


NUMBER                                                         VALUE
OF SHARES                                                     (000S)
--------------------------------------------------------------------
                  COMMON STOCKS - 95.3%

                  ADVERTISING - 0.7%
       9,300      Cyrk, Inc.*                            $       32
      12,800      Getty Images, Inc.*                           390
         900      Grey Global Group, Inc.                       558
      53,000      Ha-Lo Industries, Inc.*                       212
       2,450      Penton Media, Inc.                             67
      30,600      Telespectrum Worldwide, Inc.*                  19
       2,125      Valuevision International, Inc.*               53
                                                         ----------
                                                              1,331
                                                         ----------

                  AEROSPACE - 1.0%
       5,177      AAR Corp.*                                     59
      26,900      BE Aerospace, Inc.*                           434
      10,800      Curtiss-Wright Corp.                          510
      34,000      Orbital Sciences Corp.*                       285
       7,100      Primex Technologies, Inc.                     206
       1,300      Spacehab, Inc.*                                 8
       9,000      Teledyne Technologies, Inc*                   262
      15,800      United Industrial Corp.                       172
                                                         ----------
                                                              1,936
                                                         ----------

                  AIRLINES - 1.1%
       9,500      Airtran Holdings, Inc.*                        42
      24,500      Alaska Air Group, Inc.*                       588
      12,300      Amtran, Inc.*                                 135
       5,641      Hawaiian Airlines, Inc.*                       14
      38,400      Mesa Air Group, Inc.*                         210
      20,700      Skywest, Inc.                               1,061
                                                         ----------
                                                              2,050
                                                         ----------

                  APPAREL - 1.0%
      13,550      Burlington Industries, Inc.*                   17
       8,200      Cone Mills Corp.*                              37
       3,250      Delta Apparel, Inc.*                           38
      32,500      Delta Woodside Industries, Inc.                39
       9,600      Donna Karan International, Inc.*               59
       3,250      Duck Head Apparel Co., Inc.*                    3
       6,500      Florsheim Group, Inc.*                          9
       3,000      Garan, Inc.                                    67
      14,000      Guess ?, Inc.*                                158
       9,300      Hartmarx Corp.                                 28
      21,050      Kellwood Co.                                  384
      11,300      Nautica Enterprises, Inc.*                    146
       2,300      Perry Ellis International, Inc.*               18
      23,300      Phillips-Van Heusen                    $      240
      16,600      Russell Corp.                                 264
       6,900      Superior Uniform Group, Inc.                   52
      27,000      Unifi, Inc.                                   275
      14,800      Wolverine World Wide                          138
                                                         ----------
                                                              1,972
                                                         ----------

                  AUTO PARTS & EQUIPMENT - 0.5%
      19,400      Bandag, Inc.*                                 697
          95      Dura Automotive Systems, Inc.*                  1
         300      Edelbrock Corp.                                 3
      16,600      Exide Corp.                                   151
      11,400      Standard Motor Products, Inc.                  91
      15,400      Titan International, Inc.                      89
                                                         ----------
                                                              1,032
                                                         ----------

                  BANKS - 3.8%
       5,500      Area Bancshares Corp.*                        122
       7,537      BancorpSouth, Inc.*                           108
      21,664      First Charter Corp.                           313
       3,250      First Merchants Corp.                          72
       6,900      First Republic Bank*                          208
       2,600      Bancfirst Corp.                                83
      14,933      Brenton Banks, Inc.                           180
         400      Cass Commercial Corp.                           7
       5,000      Cathay Bancorp, Inc.                          244
         500      CB Bancshares, Inc.                            14
          47      Centura Banks, Inc.                             2
       8,132      Chittenden Corp.                              209
       6,400      Community Bank System, Inc.                   166
         800      Commercial Bank Of New York                    11
       4,257      Community Trust Bancorp                        66
       1,575      Covest Bancshares, Inc.                        19
      10,600      CPB, Inc.                                     286
       9,300      Citizens Banking Corp.                        214
         270      First M & F Corp.                               5
      19,404      F.N.B. Corp.                                  415
      11,800      GBC Bancorp                                   402
       2,900      Hancock Holding Co.                            90
       1,400      IBERIABANK Corp.                               25
      17,064      Imperial Bancorp                              326
       2,200      Interchange Financial Services Corp.           30
       4,625      International Bancshares Corp.                141
      15,200      Iroquois Bancorp, Inc.                        501
         300      James River Bankshares, Inc.                    4
         100      Mahaska Investment Co.                          1

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



NUMBER                                                         VALUE
OF SHARES                                                     (000S)
--------------------------------------------------------------------
          21      Mid-America Bancorp                    $        1
      44,200      North Fork Bancorporation                     956
       5,700      National City Bancorp                         106
       4,200      Old Second Bancorp, Inc.                      101
         308      Old National Bancorp                            9
          50      Pacific Northwest Bancorp                       1
      12,551      Premier National Bancorp, Inc.                254
         150      Princeton National Bancorp                      2
      12,231      Provident Bankshares Corp.                    205
       6,100      Republic Bancshares, Inc.*                     59
      32,619      Republic Security Financial Corp.             161
      37,300      Riggs National Corp., Washington D.C.        457
         800      Southwest Bancorp                              12
      19,400      South (The) Financial Group, Inc.             245
       4,400      Sterling Bancorp                               86
      11,500      Wesbanco, Inc.                                246
                                                         ----------
                                                              7,165
                                                         ----------

                  BEVERAGES - 0.0%
         300      Farmer Brothers Co.                            54
                                                         ----------

                  BIOTECHNOLOGY - 0.6%
       1,900      Bionova Holding Corp.*                          3
       4,700      Cell Genesys, Inc.*                           141
       2,000      Cytogen Corp.*                                 13
       4,600      Genome Therapeutics Corp.*                     94
      20,800      Lexicon Genetics, Inc.*                       658
      10,744      Nexell Therapeutics, Inc.*                     99
      15,600      Northfield Laboratories, Inc.*                197
                                                         ----------
                                                              1,205
                                                         ----------

                  BUILDING MAINTENANCE - 0.0%
       9,800      Integrated Electrical Services, Inc.*          67
                                                         ----------

                  BUILDING MATERIALS - 1.4%
      16,900      Advanced Lighting Techs*                      209
         800      Ameron International Corp.*                    29
       4,000      Butler Manufacturing Co.                       92
       1,096      CoorsTek, Inc.*                                42
      16,350      Florida Rock Industries                       645
      13,000      Genlyte Group, Inc.*                          332
       1,473      Juno Lighting, Inc.*                            8
       8,100      Mestek, Inc.*                                 133
      10,100      Nortek, Inc.                                  177
       3,100      Oglebay Norton Co.                             87
       1,500      Puerto Rican Cement Co., Inc.                  47
      25,300      Texas Industries, Inc.                        806
                                                         ----------
                                                              2,607
                                                         ----------

                  CASINO HOTELS - 0.1%
      15,000      Aztar Corp.*                           $      231
                                                         ----------

                  CASINO SERVICES - 0.1%
       3,500      Anchor Gaming*                                278
                                                         ----------

                  CHEMICALS - 1.4%
       1,210      Aceto Corp.*                                   12
       8,100      Arch Chemicals, Inc.                          148
       5,300      Bush Boake Allen, Inc.*                       253
      22,800      Cambrex Corp.                                 844
      15,100      Chemfirst, Inc.                               314
      36,800      Ethyl Corp.                                    53
      26,400      International Specialty Products, Inc.        142
       8,200      MacDermid, Inc.                               172
      27,600      PolyOne Corp.                                 202
       5,100      Quaker Chemical Corp.                          87
      24,400      Schulman (A.), Inc.                           268
       7,200      Wellman, Inc.                                 104
                                                         ----------
                                                              2,599
                                                         ----------

                  COAL - 0.1%
      25,504      Arch Coal, Inc.*                              255
                                                         ----------

                  COMMERCIAL SERVICES - 2.1%
       6,600      ADVO, Inc.*                                   218
      20,200      Banta Corp.*                                  492
       2,100      Berlitz International, Inc.                    18
       1,200      Cadmus Communications Corp.                    10
       7,800      CDI Corp.*                                    125
      10,000      Century Business Services, Inc.*               13
      12,000      Chemed Corp.                                  382
         500      Childtime Learning Centers*                     4
       4,200      Correctional Services Co.*                     16
      32,600      Data Broadcasting Corp.*                      104
       4,400      Dollar Thrifty Automotive Group*               87
       5,350      Edgewater Technology, Inc.*                    28
      21,946      Encompass Services Corp.*                     178
      15,150      Franklin Covey Co.*                           111
      19,400      Gartner Group, Inc.*                          225
       7,516      Healthcare Services Group                      37
       8,700      Health Management Systems, Inc.*               17
       5,500      Insurance Auto Auctions, Inc.*                 89
       5,800      Lason, Inc.*                                   12
         885      Monro Muffler, Inc.*                           10
      34,221      National Processing, Inc.*                    477

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                        VALUE
OF SHARES                                                     (000S)
-------------------------------------------------------------------
                  COMMON STOCKS - 95.3% (CONT'D.)

                  COMMERCIAL SERVICES - 2.1% (CONT'D.)
      12,700      NCO Group, Inc.*                       $      151
      27,600      Personnel Group Of America, Inc.*              86
      23,800      Protection One, Inc.*                          33
      45,600      Renaissance Worldwide, Inc.*                   71
       7,400      Rent-A-Center, Inc.*                          257
       7,600      Right Management Consultants*                  87
      14,150      Spherion Corp.*                               169
       8,200      Startek, Inc.*                                238
       6,700      Strategic Distribution, Inc.*                  11
      11,500      Volt Information Sciences, Inc.*              247
                                                         ----------
                                                              4,003
                                                         ----------

                  COMPUTERS - 3.6%
       1,800      Adept Technology, Inc.*                        95
      38,000      Anixter International, Inc.*                1,107
       8,300      Aperian, Inc.*                                 53
      37,800      Applied Magnetics Corp.*                        1
       8,500      Auspex Systems, Inc.*                         105
      26,000      Avant! Corp.*                                 475
      19,300      Eloyalty Corp.*                               246
      10,900      Evans & Sutherland Computer Co.*               59
      16,150      Exabyte Corp.*                                182
       5,000      Hutchinson Technology*                        105
      30,174      InaCom Corp.*                                   -
      48,150      Intergraph Corp.*                             346
      11,167      InterVoice-Brite, Inc.*                       117
      15,200      Intrusion.com, Inc.*                          180
      90,300      Mentor Graphics Corp.                       2,128
       7,900      Microtouch Systems, Inc.*                      48
       4,700      National Techteam, Inc.*                       15
       1,000      Overland Data, Inc.*                            9
      11,300      PAR Technology Corp.*                          35
       2,000      Printronix, Inc.*                              19
          50      Procept, Inc.*                                  -
      36,300      Read-Rite Corp.*                              408
      46,905      S3, Inc.*                                     484
       1,400      Segue Software, Inc.*                          11
      14,700      Silicon Storage Technology, Inc.*             400
      19,300      Technology Solutions Co.*                      48
      79,200      Tyler Technologies, Inc.                      158
                                                         ----------
                                                              6,834
                                                         ----------

                  COSMETICS/PERSONAL CARE - 0.0%
         168      Paragon Trade Brands, Inc.*            $        2
                                                         ----------

                  DISTRIBUTION/WHOLESALE - 1.2%
       7,200      Advanced Marketing Services                   127
       3,500      Aviation Sales Co.*                            18
       9,600      Bell Microproducts, Inc.*                     300
       4,995      Building Material Holding Corp.*               44
      33,300      Handleman Co.                                 412
      23,500      Hughes Supply, Inc.                           461
       1,500      NuCo2, Inc.*                                    9
      22,000      Owens & Minor, Inc.                           347
       4,400      Primesource Corp.                              22
      19,740      United Stationers, Inc.                       531
                                                         ----------
                                                              2,271
                                                         ----------

                  DIVERSIFIED FINANCIAL SERVICES - 1.8%
       6,100      Advest Group, Inc.*                           193
      12,000      Amplicon, Inc.*                               174
       1,000      Atalanta/Sosnoff Capital Corp.*                10
         727      First Albany Cos., Inc.                        11
      48,000      Credit Acceptance Corp.*                      303
      10,650      Dain Rauscher Corp.                           990
       5,900      Delta Financial Corp.*                          5
      11,200      DVI, Inc.*                                    218
      35,200      Finova Group, Inc.                            255
       8,872      Metris Cos., Inc.                             350
       4,700      New Century Financial Corp.*                   55
      27,900      Phoenix Investment Partners                   433
       4,976      Resource Bancshares Mortgage Group, Inc.       28
       5,285      Southwest Securities Group                    155
         681      Stifel Financial Corp.                          9
       3,365      Westcorp                                       50
       9,800      WFS Financial, Inc.*                          166
                                                         ----------
                                                              3,405
                                                         ----------

                  ELECTRIC - 2.0%
      13,700      Central Vermont Public Service                140
       7,400      CH Energy Group, Inc.                         295
       8,400      Cleco Corp.                                   393
         870      Empire District Electric Co.                   23
         134      Energy East Corp.                               3
       7,700      Northwestern Corp.                            150
      16,800      NRG Energy, Inc.*                             613
       7,800      Public Service Co. of New Mexico              202
      25,800      RGS Energy Group, Inc.                        727
       3,200      UIL Holdings Corp.                            165

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



NUMBER                                                         VALUE
OF SHARES                                                     (000S)
-------------------------------------------------------------------
       3,000      Unitil Corp.                           $       78
      31,100      WPS Resources Corp.                         1,018
                                                         ----------
                                                              3,807
                                                         ----------

                  ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
      11,300      Encore Wire Corp.*                             80
       5,600      Insteel Industries                             23
       5,009      Intermagnetics General Corp.*                 133
       7,800      Lamson & Sessions Co.                          93
      20,900      Ucar International, Inc.*                     265
      16,100      Valence Technology, Inc.*                     278
                                                         ----------
                                                                872
                                                         ----------

                  ELECTRONICS - 3.6%
       4,000      Analogic Corp.*                               154
          56      Avnet, Inc.*                                    1
       2,650      Bel Fuse, Inc., Class A*                      118
       3,350      Bel Fuse, Inc., Class B*                      129
      26,200      BAE Systems Canada, Inc.*                     395
      14,400      Benchmark Electronics, Inc.*                  749
      23,400      Checkpoint Systems, Inc.*                     177
      17,700      Coherent, Inc.*                             1,204
      11,650      Cubic Corp.                                   278
      13,600      DDi Corp.*                                    602
      50,200      E Digital Corp.*                              215
         800      Electro Scientific Industries, Inc.*           28
       2,232      Interlogix, Inc.*                              30
       7,000      Itron, Inc.*                                   43
       2,700      Mackie Designs, Inc.*                          21
      26,300      Packard Biosciences*                          513
      17,300      Paxar Corp.*                                  155
      15,800      Park Electrochemical Corp.                    879
       1,100      Planar Systems, Inc.*                          20
       1,300      Recoton Corp.*                                 20
       3,300      Rofin-Sinar Technoligies, Inc.*                33
       3,900      Sheldahl, Inc.*                                12
         800      Sparton Corp.                                   3
      13,000      Spectrum Control, Inc.                        209
       7,200      Tech-Sym Corp.*                               215
       4,420      Thermo Electron Corp.*                        115
      12,700      Universal Electronics, Inc.*                  307
       4,100      Varian, Inc.*                                 176
                                                         ----------
                                                              6,801
                                                         ----------

                  ENGINEERING & CONSTRUCTION - 0.7%
      22,700      Foster Wheeler Corp.                   $      165
      10,700      Granite Construction, Inc.                    259
       6,200      Pitt-Des Moines, Inc.                         188
      14,500      Stone & Webster, Inc.                          19
      15,383      URS Corp.                                     204
      37,250      Washington Group International, Inc.*         426
                                                         ----------
                                                              1,261
                                                         ----------

                  ENTERTAINMENT - 0.5%
      10,000      Gaylord Entertainment Co.                     239
       5,000      Isle of Capri Casinos, Inc.*                   77
       6,774      Loews Cineplex Entertainment Corp.*            12
      10,800      Mikohn Gaming Corp.*                           82
      23,637      Pinnacle Entertainment, Inc.                  514
       2,000      Shuffle Master, Inc.*                          39
                                                         ----------
                                                                963
                                                         ----------

                  ENVIRONMENTAL CONTROL - 0.3%
      11,700      Calgon Carbon Corp.                            79
       4,400      Ionics, Inc.*                                  94
      38,472      IT Group, Inc.*                               183
       2,029      Layne Christensen Co.*                          8
      12,000      Mine Safety Appliances Co.                    265
                                                         ----------
                                                                629
                                                         ----------

                  FOOD - 1.2%
      34,818      Chiquita Brands International                 109
      30,000      Earthgrains Co.                               553
      17,000      Fleming Cos., Inc.                            222
      16,500      Great Atlantic & Pacific Tea Co.              183
      14,944      Imperial Sugar Co.                             16
      16,100      International Multifoods Corp.                280
       6,100      J & J Snack Foods Corp.*                       79
      18,000      Michael Foods, Inc.                           421
       6,600      Midwest Grain Products, Inc.                   73
      12,650      Pilgrims Pride Corp.                           65
      25,300      Pilgrims Pride Corp.                          174
       2,400      Riviana Foods, Inc.                            40
         540      Seaboard Corp.                                 88
       2,714      WLR Foods, Inc.                                37
                                                         ----------
                                                              2,340
                                                         ----------

                  FOREST PRODUCTS & PAPER - 0.4%
      13,700      Buckeye Technologies, Inc.*                   284
      12,675      Chesapeake Corp.                              244

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                        VALUE
OF SHARES                                                     (000S)
-------------------------------------------------------------------
                  COMMON STOCKS - 95.3% (CONT'D.)

                  FOREST PRODUCTS & PAPER - 0.4% (CONT'D.)
      20,500      Pope & Talbot, Inc.                    $      294
                                                         ----------
                                                                822
                                                         ----------
                  GAS - 2.4%
      13,600      Atmos Energy Corp.*                           280
      27,500      Energen Corp.                                 818
       1,100      Energynorth, Inc.                              67
      20,300      Northwest Natural Gas Co.                     462
      10,900      NUI Corp.                                     329
      20,900      Oneok, Inc.                                   831
         600      South Jersey Industries                        18
      27,000      Southwest Gas Corp.                           565
      15,300      Southwestern Energy Co.                       134
       8,778      Southern Union Co.                            174
       6,700      UGI Corp.                                     162
      33,325      Vectren Corp.                                 677
                                                         ----------
                                                              4,517
                                                         ----------

                  HAND/MACHINE TOOLS - 0.8%
       7,100      Hardinge, Inc.                                 85
      40,400      Kennametal, Inc.                            1,040
      28,500      Milacron, Inc.                                380
         534      Starrett (L.S.) Co.                            13
                                                         ----------
                                                              1,518
                                                         ----------

                  HEALTHCARE PRODUCTS - 3.9%
      20,900      Acuson Corp.*                                 476
       5,500      Advanced Neuromodulation Systems, Inc.*       107
      22,700      Apria Healthcare Group, Inc.*                 316
       8,200      Aspect Medical Systems, Inc.*                 101
       8,900      ATS Medical, Inc.*                            134
       8,400      Biosite Diagnostics, Inc.*                    335
       2,500      Cohesion Technologies, Inc.*                   26
      40,700      Computerized Thermal Imaging, Inc.*           198
       7,600      Conmed Corp.*                                 104
       7,100      Cyberonics*                                   152
      16,000      Datascope Corp.                               536
         700      Del Global Technologies Corp.*                  7
       9,300      Diagnostic Products Corp.                     499
       9,800      Genzyme Transgenics Corp.*                    346
      18,447      Haemonetics Corp.*                            470
       5,500      Hologic, Inc.*                                 41
      29,963      Idexx Laboratories, Inc.*                     802
       9,700      Igen International, Inc.*              $      195
       8,800      Immucor, Inc.*                                 26
      51,100      Isolyser Co., Inc.*                           105
      10,200      Luminex Corp.*                                388
      17,416      Molecular Biosystems, Inc.*                     9
      10,500      Oratec Interventions, Inc.*                   129
       7,100      Orthologic Corp.*                              21
      11,000      PolyMedica Corp.*                             472
      32,000      PSS World Medical, Inc.*                      116
      16,497      Quidel Corp.*                                  71
      17,900      Henry Schein, Inc.*                           357
      13,450      Sola International, Inc.*                      87
       7,000      Spacelabs Medical, Inc.*                       69
      26,700      Steris Corp.*                                 320
      14,461      TriPath Imaging, Inc.*                        101
       8,700      Vital Signs, Inc.                             231
                                                         ----------
                                                              7,347
                                                         ----------

                  HEALTHCARE SERVICES - 2.4%
      10,900      American Healthways, Inc.*                     88
       9,700      Clintrials Research, Inc.*                     52
      23,900      Coventry Health Care, Inc.*                   361
         600      Dianon Systems, Inc.*                          24
      12,575      Gentiva Health Services*                      160
       2,750      LabOne, Inc.                                   26
       5,480      Laboratory Corp. Of America Holdings*         656
      48,800      Manor Care, Inc.*                             766
      53,700      Matria Healthcare, Inc.*                      188
      25,400      Phycor, Inc.*                                   3
      13,100      Prime Medical Services, Inc.*                 101
       9,600      Province Healthcare Co.*                      383
      67,900      Quorum Health Group, Inc.*                    883
      25,800      Res-Care, Inc.*                               118
      12,600      Triad Hospitals, Inc.*                        370
      23,400      United Wisconsin Services, Inc.               117
      59,298      US Oncology, Inc.*                            269
                                                         ----------
                                                              4,565
                                                         ----------

                  HOLDING COMPANIES - 0.2%
      10,600      Kaiser Ventures, Inc.*                        122
      32,000      Walter Industries, Inc.                       284
                                                         ----------
                                                                406
                                                         ----------

                  HOME BUILDERS - 4.0%
       8,200      Beazer Homes USA, Inc.*                       222

SEE NOTES TO THE FINANCIAL STATEMENTS

                                                NORTHERN FUNDS Semiannual Report


NUMBER                                                         VALUE
OF SHARES                                                     (000S)
-------------------------------------------------------------------
      52,700      Champion Enterprises, Inc.*            $      224
      14,500      Engle Homes, Inc.                             226
      15,504      Lennar Corp.                                  460
      46,100      MDC Holdings, Inc.                          1,198
       6,100      M/I Schottenstein Homes, Inc.                 124
      20,050      NVR, Inc.                                   1,624
      22,000      Oakwood Homes Corp.                            33
      30,700      Ryland Group, Inc.                            952
       4,100      Schuler Homes, Inc.*                           40
       9,300      Skyline Corp.                                 198
       3,200      Southern Energy Homes, Inc.*                    6
      82,550      Standard-Pacific Corp.                      1,486
      10,200      Thor Industries, Inc.                         236
      14,600      Toll Brothers, Inc.*                          502
                                                         ----------
                                                              7,531
                                                         ----------

                  HOME FURNISHINGS - 1.0%
      17,800      Applica, Inc.                                 110
       5,268      Bassett Furniture Industries, Inc.*            75
      19,200      Fedders Corp.                                  74
       2,600      Flexsteel Industries                           32
      24,360      Harman International Industries, Inc.         953
       1,265      Knape & Vogt Manufacturing Co.                 18
      28,600      La-Z-Boy, Inc.                                416
      15,219      Royal Appliance Manufacturing*                 90
      56,000      Sunbeam Corp.                                  74
                                                         ----------
                                                              1,842
                                                         ----------

                  HOUSEHOLD PRODUCTS/WARES - 1.0%
      12,100      CNS, Inc.*                                     50
       7,900      CSS Industries, Inc.*                         158
      12,800      Harland (John H.) Co.                         196
      15,000      Helen Of Troy Ltd.*                           107
       4,400      Nashua Corp.                                   37
      29,900      Playtex Products, Inc.*                       353
      17,800      Russ Berrie & Co., Inc.                       352
      38,300      Standard Register Co.                         613
       1,800      Swiss Army Brands, Inc.*                       10
                                                         ----------
                                                              1,876
                                                         ----------

                  HOUSEWARES - 0.2%
      32,950      Metromedia International Group, Inc.*         123
       6,700      Mikasa, Inc.                                  110
       7,300      National Presto Industries, Inc.              218
                                                         ----------
                                                                451
                                                         ----------

                  INSURANCE - 4.1%
       1,800      Allcity Insurance Co.*                 $       15
      21,300      AmerUs Group Co                               548
       6,264      Argonaut Group, Inc.*                         110
       1,900      Baldwin & Lyons, Inc.*                         37
       2,400      Capitol Transamerica Corp.                     29
      28,100      CNA Surety Corp.                              323
       8,500      Commerce Group, Inc.*                         246
       3,300      Danielson Holdings Corp.*                      14
       2,400      Farm Family Holdings, Inc.*                    76
      24,000      FBL Financial Group, Inc.                     390
      27,000      Frontier Insurance Group, Inc.                 17
       3,200      Gainsco, Inc.                                  13
      33,200      Harleysville Group, Inc.                      631
       7,800      Highlands Insurance Group*                     73
      22,385      Kansas City Life Insurance Co.                739
      10,800      Landamerica Financial Group, Inc.             308
      26,200      Liberty Financial Cos.                        616
         300      Meadowbrook Insurance Group                     1
       1,368      Meridian Insurance Group, Inc.                 20
       9,100      Midland Co.                                   241
       5,500      Nymagic, Inc.                                  82
       3,300      Penn Treaty American Corp.*                    60
      34,600      Presidential Life Corp.                       517
       4,411      Professionals Group, Inc.*                     98
       7,450      PXRE Group, Ltd.                              117
      40,700      Reliance Group Holdings                         8
       5,300      RenaissanceRe Holdings, Ltd.                  339
       9,100      RLI Corp.                                     351
       9,200      RTW, Inc.*                                     31
       6,900      Scpie Holdings, Inc.                          139
      26,200      Selective Insurance Group                     468
      10,900      State Auto Financial Corp.                    143
      11,200      Stewart Information Services                  172
      11,720      Trenwick Group, Ltd.                          223
       4,050      United Fire & Casualty Co.                     70
       8,400      W.R. Berkley Corp.*                           290
      12,000      Zenith National Insurance Corp.               263
                                                         ----------
                                                              7,818
                                                         ----------

                  INTERNET - 2.0%
      21,000      Calico Commerce, Inc.*                        129
       3,106      Clarent Corp.*                                122
      29,600      Corillian Corp.*                              285
      14,100      Digitalthink, Inc.*                           594
       1,521      Egghead.com, Inc.*                              4

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                        VALUE
OF SHARES                                                     (000S)
-------------------------------------------------------------------
                  COMMON STOCKS - 95.3% (CONT'D.)

                  INTERNET - 2.0% (CONT'D.)
      15,500      Expedia, Inc.*                         $      202
       6,200      F5 Networks, Inc.*                            211
      27,400      Firepond, Inc.*                               397
         322      Global Sources Ltd.*                           10
         500      Lotus Pacific, Inc.*                            3
       5,700      National Discount Brokers Group, Inc.*        176
       7,100      Net2Phone, Inc.*                              160
       8,600      Netopia, Inc.*                                 95
         800      NextCard, Inc.*                                 7
      29,500      ONVIA.COM*                                    131
      24,390      Psinet, Inc.*                                 235
      29,300      USinternetworking, Inc.*                      195
      15,000      Verity, Inc.*                                 535
       8,900      Vicinity Corp.*                                98
       1,900      Ziff-Davis, Inc. - ZDNet*                      27
       7,900      Zixit Corp.                                   241
                                                         ----------
                                                              3,857
                                                         ----------

                  IRON/STEEL - 0.5%
       3,300      Carpenter Technology                           96
      10,100      Cleveland-Cliffs, Inc.                        231
      12,900      Gibraltar Steel Corp.                         213
      10,900      LTV Corp.                                      14
       5,300      Material Sciences Corp.*                       60
      25,500      Oregon Steel Mills, Inc.                       48
          18      Reliance Steel & Aluminum                       -
       8,225      Roanoke Electric Steel Corp.                   81
       2,400      Ryerson Tull, Inc.                             23
       8,900      Shiloh Industries, Inc.*                       65
       8,300      Steel Technologies, Inc.                       53
                                                         ----------
                                                                884
                                                         ----------

                  LEISURE - 0.1%
       9,700      Arctic Cat, Inc.*                             122
       1,658      Coastcast Corp.*                               26
       2,300      Huffy Corp.                                    24
                                                         ----------
                                                                172
                                                         ----------

                  LODGING - 1.1%
       4,500      Ameristar Casinos, Inc.*                       21
      47,000      Boyd Gaming Corp.*                            232
      54,600      Extended Stay America, Inc.*                  723
      28,150      Marcus Corp.                                  296
      38,600      Prime Hospitality Corp.                $      391
      21,600      Station Casinos, Inc.*                        308
       3,900      Suburban Lodges Of America*                    26
       2,900      Sunburst Hospitality Corp.*                    20
                                                         ----------
                                                              2,017
                                                         ----------

                  MACHINERY - DIVERSIFIED - 1.6%
      32,400      AGCO Corp.*                                   385
      15,300      Applied Industrial Technologies, Inc.         265
       5,200      Applied Science and Technology, Inc.*          77
      18,000      Astec Industries, Inc.*                       197
       3,700      Axsys Technologies, Inc.*                     134
         105      Cascade Corp.                                   2
       2,600      CTB International Corp.                        20
      17,514      Detroit Diesel Corp.                          399
       4,700      Gehl Co.                                       54
      29,800      Gerber Scientific, Inc.                       257
       9,800      Idex Corp.                                    274
      22,500      Imation Corp.*                                419
      12,932      Magnetek, Inc.*                               137
       2,100      Sames Corp.*                                   29
      13,500      Thomas Industries, Inc.                       273
       8,700      Unova, Inc.*                                   34
                                                         ----------
                                                              2,956
                                                         ----------

                  MANUFACTURING - DIVERSIFIED - 0.0%
      16,497      Bell Industries, Inc.*                         38
                                                         ----------

                  MEDIA - 1.2%
       1,700      Courier Corp.                                  49
       3,500      Fisher Cos., Inc.                             252
      20,900      Journal Register Co.*                         347
      12,000      Lodgenet Entertainment Corp.*                 347
       1,800      Lynch Interactive Corp.*                      101
      15,900      On Command Corp.*                             195
      12,100      Scholastic Corp.*                             963
       3,200      Thomas Nelson, Inc.                            26
                                                         ----------
                                                              2,280
                                                         ----------

                  METAL FABRICATE/HARDWARE - 0.7%
       5,900      Amcast Industrial Corp.*                       55
      11,300      Ampco-Pittsburgh Corp.*                       116
      14,500      Commercial Metals Co.                         370
       5,700      Fansteel, Inc.                                 20
      14,800      Maverick Tube Corp.*                          399
      14,500      Quanex Corp.                                  276

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



NUMBER                                                         VALUE
OF SHARES                                                     (000S)
-------------------------------------------------------------------
       3,400      Transtechnology Corp.                  $       21
       6,100      Wolverine Tube, Inc.*                          91
                                                         ----------
                                                              1,348
                                                         ----------

                  MINING - 0.5%
      11,100      Brush Engineered Materials, Inc.*             240
       6,500      Century Aluminum Co.                           81
      10,900      Commonwealth Industries, Inc.                  61
      49,850      Hecla Mining Co.                               37
      60,325      Meridian Gold, Inc.*                          411
       9,448      Zemex Corp.                                    70
                                                         ----------
                                                                900
                                                         ----------

                  MISCELLANEOUS MANUFACTURING - 0.3%
       5,600      Katy Industries                                39
       1,400      M & F Worldwide Corp.*                          8
       2,200      NCH Corp.                                      78
       3,600      Osmonics, Inc.*                                29
       3,200      Park-Ohio Holdings Corp.                       25
      14,000      Polymer Group, Inc.                           103
       1,400      Quixote Corp.                                  24
       2,100      SPS Technologies, Inc.*                       102
      16,533      WABTEC Corp.                                  167
                                                         ----------
                                                                575
                                                         ----------

                  OFFICE FURNISHINGS - 0.0%
       4,499      Virco Manufacturing                            55
                                                         ----------

                  OFFICE/BUSINESS EQUIPMENT - 0.1%
      62,100      Ikon Office Solutions, Inc.                   245
                                                         ----------

                  OIL & GAS PRODUCERS - 2.7%
       3,800      Callon Petroleum Co.*                          60
     108,799      Chesapeake Energy Corp.                       782
      12,300      Chieftain International, Inc.*                254
      22,900      Enterprise Products Partners LP               663
       7,500      Giant Industries, Inc.                         39
      18,100      HS Resources, Inc.*                           609
      17,875      Houston Exploration Co.*                      451
      23,343      Louis Dreyfus Natural Gas*                    925
      19,100      Meridian Resource Corp.*                      131
       2,100      Nuevo Energy Co.*                              39
       1,500      Penn Virginia Corp.                            39
      15,604      Swift Energy Co.*                             649
      31,100      Tesoro Petroleum Corp.                        309
       2,200      Unit Corp.*                                    32
       2,600      UTI Energy Corp.*                      $      116
       1,900      Clayton Williams Energy, Inc.*                 77
                                                         ----------
                                                              5,175
                                                         ----------

                  OIL & GAS SERVICES - 0.7%
       8,200      Atwood Oceanics, Inc.*                        342
       4,700      CAL Dive International, Inc.*                 269
       1,100      Lufkin Industries, Inc.                        22
       7,111      Pure Resources, Inc.*                         151
       6,200      RPC, Inc.                                      73
      22,000      Stolt Offshore SA*                            327
      16,500      Stolt Offshore SA*                            210
                                                         ----------
                                                              1,394
                                                         ----------

                  PACKAGING & CONTAINERS - 0.2%
       4,387      Graphic Packaging International Corp.*          9
      35,800      Longview Fibre Co.                            430
                                                         ----------
                                                                439
                                                         ----------

                  PHARMACEUTICALS - 5.3%
      11,300      Alliance Pharmaceutical Corp.*                172
         444      Bindley Western Industries, Inc.*              14
       4,342      Block Drug Co., Class A*                      187
      27,151      Carter-Wallace, Inc.                          664
       9,400      Corixa Corp.*                                 472
      22,400      Cubist Pharmaceuticals, Inc.*               1,166
      17,800      Dura Pharmaceuticals, Inc.*                   630
      18,000      Duramed Pharmaceuticals, Inc.*                105
       9,500      Elan Corp PLC*                                  9
          66      Herbalife International, Inc.                   1
      19,100      Immune (The) Response Corp.*                  131
         100      Immunogen, Inc.*                                3
       4,600      Matrix Pharmaceuticals, Inc.*                  72
       4,200      Medarex, Inc.*                                493
      24,000      Nabi*                                         168
      40,800      NBTY, Inc.*                                   267
      11,574      Neurocrine Biosciences, Inc.*                 521
       7,400      Noven Pharmaceuticals, Inc.*                  316
       9,800      NPS Pharmaceuticals, Inc.*                    554
       2,200      Onyx Pharmaceuticals, Inc.*                    54
      25,300      OSI Pharmaceuticals, Inc.*                  1,771
      30,000      Perrigo Co.*                                  205
       8,200      Pharmacopeia, Inc.*                           209
      24,800      Pharmaceutical Resources, Inc.                180
      17,400      Praecis Pharmaceuticals, Inc.*                740


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                        VALUE
OF SHARES                                                     (000S)
-------------------------------------------------------------------
                  COMMON STOCKS - 95.3% (CONT'D.)

                  PHARMACEUTICALS - 5.3% (CONT'D.)
       6,800      SICOR, Inc.*                           $       70
      23,600      Syncor International Corp.*                   869
                                                         ----------
                                                             10,043
                                                         ----------

                  PIPELINES - 0.5%
      36,800      Western Gas Resources, Inc.                   922
                                                         ----------

                  REAL ESTATE - 0.5%
       9,300      Avatar Holdings, Inc.*                        179
      14,300      Getty Realty Corp.                            162
      22,450      LNR Property Corp.                            497
       8,050      Wellsford Real Properties, Inc.*              159
                                                         ----------
                                                                997
                                                         ----------

                  REAL ESTATE INVESTMENT TRUSTS - 0.2%
      10,600      Sovran Self Storage, Inc.                     217
      15,000      Winston Hotels, Inc.                          130
                                                         ----------
                                                                347
                                                         ----------

                  RESEARCH & DEVELOPMENT - 0.5%
      13,300      Aurora Biosciences Corp.*                     904
                                                         ----------

                  RETAIL - 4.7%
       9,600      Blair Corp.*                                  226
      38,915      Bob Evans Farm, Inc.*                         720
      20,100      Bombay (The) Co., Inc.*                        49
      16,500      Brown Shoe Co., Inc.                          152
      17,200      Buffets, Inc.*                                237
      47,720      Burlington Coat Factory Warehouse Corp.       683
      27,900      Cash America International, Inc.              204
      29,800      CBRL Group, Inc.                              428
      11,925      CEC Entertainment, Inc.*                      382
     100,500      Charming Shoppes                              524
       7,900      Chart House Enterprises, Inc.*                 45
      15,800      CKE Restaurants, Inc.*                         48
      15,600      Copart, Inc.*                                 216
       9,900      Discount Auto Parts*                           76
      19,172      Dress Barn, Inc.*                             403
      10,637      Drug Emporium, Inc.                             8
       1,500      Duckwall-ALCO Stores, Inc.*                    14
      15,200      Footstar, Inc.*                               491
       9,100      Gottschalks, Inc.*                             56
      20,900      Haverty Furniture                             229
      44,000      Heilig-Meyers Co.                      $        7
      23,500      Hollywood Entertainment Corp.*                175
      32,550      HomeBase, Inc.*                                71
      17,000      IdeaMall, Inc.*                                57
      24,450      Intertan, Inc.*                               353
       5,098      J. Baker, Inc.*                                23
      12,300      Jo-Ann Stores, Inc.                            89
       8,700      Just For Feet, Inc.*                            -
       4,700      Krispy Kreme Doughnuts, Inc.*                 394
       6,600      Lillian Vernon Corp.                           64
      36,100      Lone Star Steakhouse & Saloon                 266
      24,900      Musicland Stores Corp.*                       176
      42,600      OfficeMax, Inc.*                              152
       8,550      Rare Hospitality International, Inc.*         174
       4,200      REX Stores Corp.*                              82
      49,000      Ryan's Family STK Houses, Inc.*               377
         500      S & K Famous Brands, Inc.*                      4
      22,500      ShopKo Stores, Inc.                           233
       7,400      Sport Supply Group, Inc.                       21
       7,050      Sports Authority, Inc.*                        15
       5,500      Syms Corp.                                     21
      13,900      Too, Inc.*                                    330
       2,000      Tractor Supply Co.*                            22
      19,200      Trans World Entertainment*                    192
      13,700      Ugly Duckling Corp.*                           80
      18,100      United Auto Group, Inc.*                      149
       4,840      UNO Restaurant Corp.*                          33
      23,640      Value City Dept Stores, Inc.*                 195
          46      Venator Group, Inc.                             1
       1,200      Wolohan Lumber Co.                             12
                                                         ----------
                                                              8,959
                                                         ----------

                  SAVINGS & LOANS - 3.3%
       8,114      Alliance Bancorp                              146
       1,700      Ambanc Holding Co., Inc.*                      27
         160      Ameriana Bancorp*                               2
       4,600      American Bank of Connecticut*                  87
      10,664      Anchor Bancorp, Inc.*                         167
       4,375      Andover Bancorp, Inc.*                        133
       5,050      Coastal Bancorp, Inc.                          90
       5,000      Commonwealth Bancorp, Inc.                     73
       5,700      Dime Community Bancshares                     141
      33,274      Downey Financial Corp.                      1,314
         566      FFLC Bancorp, Inc.                              8
       1,400      FFY Financial Corp.                            17
       1,100      First Defiance Financial Corp.                 10

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS SEMIANNUAL REPORT


NUMBER                                                         VALUE
OF SHARES                                                     (000S)
-------------------------------------------------------------------
       5,100      First Essex Bancorp, Inc.              $      108
         300      First Federal Bancshares of Arkansas, Inc.      6
      17,000      Firstfed Financial Corp.                      391
      11,560      First Indiana Corp.                           301
       6,000      First Northern Capital Corp.                   88
      30,917      First Sentinel Bancorp, Inc.                  295
       4,310      First Washington Bancorp, Inc.                 68
       2,300      Flushing Financial Corp.                       37
         500      Haven Bancorp, Inc.                            15
         500      Hawthorne Financial Corp.                       6
         100      HF Financial Corp.                              1
       1,150      HMN Financial, Inc.                            14
         600      Home Bancorp                                   12
       2,825      Home Federal Bancorp                           46
       1,290      Horizon Financial Corp.                        12
      40,100      Independence Community Bank                   561
         500      Industrial Bancorp, Inc.                        6
       2,100      Itla Capital Corp.*                            31
       6,800      Jefferson Svgs Bancorp, Inc.                   93
      18,103      MAF Bancorp, Inc.                             450
         600      Medford Bancorp, Inc.                          10
       1,525      Monterey Bay Bancorp, Inc.                     13
         100      North Central Bancshares, Inc.                  2
       8,400      OceanFirst Financial Corp.                    174
      51,800      Ocwen Financial Corp.*                        304
       2,270      Ottawa Financial Corp.                         65
         200      Parkvale Financial Corp.                        4
       2,400      Pennfed Financial Services                     37
       8,500      PFF Bancorp, Inc.                             185
         368      Quaker City Bancorp, Inc.*                      7
      19,490      Queens County Bancorp, Inc.                   563
       7,700      ST Francis Capital Corp.                      118
         400      Staten Island Bancorp, Inc.                     8
         900      Sterling Financial Corp.*                      10
          12      Webster Financial Corp.                         -
         100      WVS Financial Corp.                             1
       1,897      York Financial Corp.                           29
                                                         ----------
                                                              6,286
                                                         ----------

                  SEMICONDUCTORS - 4.9%
       8,300      ADE Corp.*                                    170
       2,300      C-Cube Microsystems, Inc.*                     47
      46,900      Cirrus Logic, Inc.*                         1,891
      18,000      Elantec Semiconductor, Inc.*                1,793
      10,400      Electroglas, Inc.*                            177
      20,800      ESS Technology*                               298
       8,700      Exar Corp.*                            $    1,053
      17,900      FSI International, Inc.*                      255
      14,600      Gasonics International Corp.*                 179
       4,900      Integrated Silicon Solutions*                  69
       3,000      Mattson Technology, Inc.*                      45
      27,615      MEMC Electronics Materials*                   356
       1,496      Micrel, Inc.*                                 100
       1,900      Micro Linear Corp.*                             9
       1,800      MIPS Technologies, Inc.*                       83
      12,758      OAK Technology, Inc.*                         349
       6,300      Opti, Inc.*                                    35
         510      Photronics, Inc.*                              11
      31,200      Pioneer Standard Electronics                  423
         830      Qlogic Corp.*                                  73
      21,200      Silicon Valley Group, Inc.*                   558
      23,876      SpeedFam-IPEC, Inc.*                          273
      10,500      Standard Microsystems Corp.*                  229
      13,200      Therma-Wave, Inc.*                            379
      14,000      Ultratech Stepper, Inc.*                      225
       2,200      Veeco Instruments, Inc.*                      234
                                                         ----------
                                                              9,314
                                                         ----------

                  SOFTWARE - 2.9%
       3,100      3Dfx Interactive, Inc.*                        15
      18,200      Accrue Software, Inc.*                        217
      14,800      Broadbase Software, Inc.*                     201
      16,200      Cerner Corp.*                                 752
      11,300      Digi International, Inc.*                      89
       4,200      eBT International*                             21
       1,375      HNC Software*                                 113
      12,500      Indus International, Inc.*                     61
      36,900      Information Resources, Inc.*                  251
      39,500      Inprise Corp.*                                211
       7,400      Intelidata Technologies Corp.*                 39
      15,000      Mapinfo Corp.*                                470
      15,000      MicroStrategy, Inc.*                          410
      12,200      NETIQ Corp.*                                  801
      16,511      Netmanage, Inc.*                               35
       5,100      Novadigm, Inc.*                                79
       9,400      Numerical Technologies, Inc.*                 271
       7,057      Phoenix Technologies, Ltd.*                   113
      14,500      Pivotal Corp.*                                761
      11,200      Progress Software Corp.*                      153
      12,900      Puma Technology, Inc.*                        262
      37,125      Santa Cruz Operation, Inc.*                   109

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER                                                        VALUE
OF SHARES                                                     (000S)
-------------------------------------------------------------------
                  COMMON STOCKS - 95.3% (CONT'D.)

                  SOFTWARE - 2.9% (CONT'D.)
      35,673      ScanSoft, Inc.*                        $       57
          45      Schawk, Inc.                                    -
       1,380      Simione Central Holdings, Inc.*                 4
       2,700      Trident Microsystems, Inc.*                    25
                                                         ----------
                                                              5,520
                                                         ----------

                  STEEL - 0.2%
      80,100      Bethlehem Steel Corp.*                        240
      20,000      Birmingham Steel Corp.*                        54
                                                         ----------
                                                                294
                                                         ----------

                  TELECOMMUNICATIONS - 5.8%
       8,195      Acterna Corp.*                                249
      11,700      Adaptive Broadband Corp.*                     228
      12,880      ADC Telecommunications, Inc.*                 346
      15,600      Advanced Radio Telecom Corp.*                 133
      14,800      Allen Telecom, Inc.*                          251
       7,778      Arch Wireless, Inc.*                           39
      18,300      AT&T Latin America Corp.*                     154
       3,700      Aware, Inc.*                                  142
       7,000      Commonwealth Telephone Enterprises, Inc.      258
       4,700      Computer Network Technology Corp.*            162
      29,400      Corsair Communications, Inc.*                 230
      19,200      CTC Communications Group, Inc.*               389
          18      eGlobe, Inc.*                                   -
       8,125      EMS Technologies, Inc.*                       122
       6,275      Emulex Corp.*                                 769
      17,600      eVentures Group, Inc.*                        224
         500      General Datacomm Industries, Inc.*              3
      36,050      Glenayre Technologies, Inc.*                  392
       9,300      IDT Corp.*                                    362
      13,200      Interdigital Communications Corp.*            185
       6,500      ITC Deltacom, Inc.*                            75
      12,900      Lumenon Innovative Lightwave
                    Technology, Inc.*                           206
      16,100      MCK Communications, Inc.*                     364
      21,800      Metawave Communications Corp.*                399
      30,300      Metricom, Inc.*                               780
      45,625      Metrocall, Inc.*                              137
      15,000      Motient Corp.*                                212
      19,900      Network Computing Devices*                     16
      23,100      Network Equipment Technologies, Inc.*         247
       6,400      Network Peripherals, Inc.*                    109
       9,600      Newport Corp.                          $    1,529
       8,200      Proxim, Inc.*                                 365
       3,900      PTEK Holdings, Inc.*                           12
      12,877      Roseville Communications Co.                  505
      14,200      Spectralink Corp.*                            134
      11,700      Symmetricom, Inc.*                            183
      10,100      Telaxis Communications Corp.*                  61
       3,500      Verilink Corp.*                                16
      18,132      Vtel Corp.*                                    44
      27,800      Vyyo, Inc.*                                   834
      10,303      World Access, Inc.*                            55
                                                         ----------
                                                             10,921
                                                         ----------

                  TELEPHONE - 0.0%
       6,680      Atlantic Tele-Network, Inc.*                   73
                                                         ----------

                  TEXTILES - 0.0%
       3,200      Angelica Corp.*                                31
       4,462      Pillowtex Corp.                                13
                                                         ----------
                                                                 44
                                                         ----------

                  THERAPEUTICS - 0.3%
      27,300      Amylin Pharmaceuticals, Inc.*                 293
      11,400      Axys Pharmaceuticals, Inc.*                    78
       5,500      Neurogen Corp.*                               171
                                                         ----------
                                                                542
                                                         ----------

                  TOBACCO - 0.2%
      11,300      Universal Corp.                               332
                                                         ----------

                  TRANSPORTATION - 2.9%
      19,200      American Freightways Corp.*                   305
      14,400      Arnold Industries, Inc.*                      243
       9,217      Arkansas Best Corp.*                          142
      15,500      Circle International Group                    469
      12,300      Consolidated Freightways Corp.*                62
      24,050      Fritz Cos., Inc.*                             289
      11,400      Frozen Food Express Industries                 29
      19,495      Hunt (JB) Transport Services, Inc.*           249
      16,312      Kirby Corp.                                   320
       7,600      Kitty Hawk, Inc.*                               2
       6,400      Landstar System, Inc.*                        286
      12,800      MS Carriers, Inc.*                            200
       3,700      Maritrans, Inc.                                20
      13,000      Offshore Logistics, Inc.                      232
       4,200      OLD Dominion Freight Line*                     42

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS SEMIANNUAL REPORT



NUMBER                                                         VALUE
OF SHARES                                                     (000S)
-------------------------------------------------------------------
      30,300      Overseas Shipholding Group             $      829
       1,100      Patriot Transportation Holding, Inc.*          17
       8,000      Railamerica, Inc.                              63
      13,650      Roadway Express, Inc.                         245
      16,300      Teekay Shipping Corp.                         765
      30,000      Werner Enterprises, Inc.                      352
      16,007      Yellow Corp.                                  242
                                                         ----------
                                                              5,403
                                                         ----------

                  TRUCKING & LEASING - 0.6%
      27,525      AMERCO*                                       539
       9,814      Greenbrier Cos., Inc.                          83
      25,950      Interpool, Inc.                               297
       4,511      Xtra Corp.                                    200
                                                         ----------
                                                              1,119
                                                         ----------

                  WATER - 1.1%
      10,400      American States Water Co.*                    315
      85,400      Azurix Corp.*                                 304
       8,400      California Water Service Group                225
       6,600      E'town Corp.                                  441
      13,684      Philadelphia Suburban Corp.                   317
       3,700      SJW Corp.                                     439
                                                         ----------
                                                              2,041
                                                         ----------

                  Total Common Stocks
                  (cost $166,695)                           181,059
                                                         ----------

                  WARRANTS - 0.0%

       8,856      Jannock Properties, Ltd.                        6
         589      Paragon Trade Brands, Inc.                      2
           8      York Research Corp.*                            -
                                                         ----------

                  Total Warrants
                  (cost $0)                                       8
                                                         ----------

                  OTHER - 0.0%

      10,000      Escrow American Medical
                    Electronics, Inc.*                            -
         220      Escrow Millicom American
                    Satellite, Inc.*                     $        -
         300      Escrow Northeast Bancorp, Inc.*                 -
      11,250      Escrow Paragon Trade Brands*                    -
       4,500      Escrow Strawbridge & Clothier, Inc.*            -
                                                         ----------

                  Total Other
                  (cost $0)                                       -
                                                         ----------
PRINCIPAL
AMOUNT
(000S)
---------
                  SHORT-TERM INVESTMENTS - 4.2%

      $6,872      Bayerische Hypo-Und Vereinsbank,
                  Grand Cayman, Eurodollar
                  Time Deposit
                  6.72%, 10/2/00                              6,872
       1,075      U.S. Treasury Bill,(1)
                  6.07%, 1/18/01                              1,056
                                                         ----------

                  Total Short-Term Investments
                  (cost $7,928)                               7,928
                                                         ----------

                  Total Investments - 99.5%
                  (cost $174,623)                           188,995

                  Other Assets less Liabilities - 0.5%          962
                                                         ----------

                  NET ASSETS - 100.0%                    $  189,957
                                                         ==========

OPEN FUTURES CONTRACTS:

                            Notional                       Unrealized
                 Number of   Amount   Contract   Contract    Losses
Type             Contracts   (000s)   Position     Exp.      (000s)
---------------------------------------------------------------------
Russell 2000         22      $5,801      Long     12/00       $(182)
S&P/Barra Value      13       2,064      Long     12/00         (32)
                                                         ----------
                                                              $(214)
                                                         ==========

(1) Security pledged as collateral to cover margin requirements for open futures contracts.


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

SMALL CAP GROWTH FUND

NUMBER                                                                  VALUE
OF SHARES                                                              (000S)
-----------------------------------------------------------------------------
              COMMON STOCKS - 98.5%

              AEROSPACE & DEFENSE - 1.3%
   108,300    Alliant Techsystems, Inc.*                           $    8,894
                                                                   ----------

              BIOTECHNOLOGY - 3.4%
   243,000    Inhale Therapeutic Systems, Inc.*                        13,699
   171,000    Maxygen, Inc.*                                            8,871
                                                                   ----------
                                                                       22,570
                                                                   ----------

              BUILDING MATERIALS - 0.9%
   380,200    U.S. Aggregates, Inc.                                     6,297
                                                                   ----------

              COMMERCIAL SERVICES - 5.6%
   318,628    Career Education Corp.*                                  14,179
   825,000    Caremark Rx, Inc.*                                        9,281
   133,070    Corinthian Colleges, Inc.*                                7,851
   146,500    DeVry, Inc.*                                              5,512
                                                                   ----------
                                                                       36,823
                                                                   ----------

              COMPUTERS - 1.1%
    28,996    Manhattan Associates, Inc.*                               1,776
    47,335    Nuance Communications, Inc.*                              5,760
                                                                   ----------
                                                                        7,536
                                                                   ----------

              DIVERSIFIED FINANCIAL SERVICES - 6.3%
    64,100    Biotech HOLDRs Trust*                                    12,496
   173,600    Compucredit Corp.*                                        9,738
   206,982    Eaton Vance Corp.                                        10,556
   221,500    Metris Cos., Inc.                                         8,749
                                                                   ----------
                                                                       41,539
                                                                   ----------

              ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
   154,400    C&D Technologies, Inc.                                    8,762
    21,510    Proton Energy Systems, Inc.*                                616
                                                                   ----------
                                                                        9,378
                                                                   ----------

              ELECTRONICS - 5.0%
   149,900    ACT Manufacturing, Inc.*                                  7,907
   173,900    Benchmark Electronics, Inc.*                              9,043
   199,500    Methode Electronics, Inc., Class A                        8,841
   155,800    Mettler Toledo International, Inc.*                       6,855
                                                                   ----------
                                                                       32,646
                                                                   ----------

              FOOD - 1.4%
   176,500    Suiza Foods Corp.*                                        8,946
                                                                   ----------

              GAS - .2%
    38,274    Energen Corp.                                        $    1,139
                                                                   ----------

              HEALTHCARE - PRODUCTS - 3.6%
   354,305    Edwards Lifesciences Corp.*                               7,728
   201,000    Novoste Corp.*                                            8,543
    64,000    Techne Corp.*                                             7,168
                                                                   ----------
                                                                       23,439
                                                                   ----------

              HEALTHCARE - SERVICES - 4.2%
   239,400    Province Healthcare Co.*                                  9,561
   155,300    Trigon Healthcare, Inc.*                                  8,163
   113,013    Universal Health Services, Inc., Class B*                 9,677
                                                                   ----------
                                                                       27,401
                                                                   ----------

              HOME FURNISHINGS - 1.4%
   226,000    Harman International, Inc.                                8,837
                                                                   ----------

              INSURANCE - 7.4%
   216,200    Everest Re Group, Ltd.                                   10,702
   368,000    Fidelity National Financial, Inc.                         9,108
   189,000    Gallagher (Arthur J.) & Co.                              11,174
   248,400    Protective Life Corp.                                     7,421
   243,200    Stancorp Financial Group, Inc.                           10,397
                                                                   ----------
                                                                       48,802
                                                                   ----------

              INTERNET - 1.2%
    57,628    Vastera, Inc.*                                            1,268
   177,600    Verity, Inc.*                                             6,338
                                                                   ----------
                                                                        7,606
                                                                   ----------

              LODGING - 2.7%
    63,501    Four Seasons Hotels, Inc.                                 4,647
   325,000    Orient Express Hotels Ltd., Class A*                      6,256
   484,950    Station Casinos, Inc.*                                    6,911
                                                                   ----------
                                                                       17,814
                                                                   ----------

              MEDIA - 1.5%
   120,400    Scholastic Corp.*                                         9,579
                                                                   ----------

              OIL & GAS PRODUCERS - 5.0%
   338,500    Marine Drilling Co., Inc.*                                9,668
   247,900    Newfield Exploration Co.*                                11,574
   282,400    Swift Energy Co.*                                        11,737
                                                                   ----------
                                                                       32,979
                                                                   ----------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                               NORTHERN FUNDS Semiannual Report

NUMBER                                                                  VALUE
OF SHARES                                                              (000S)
-----------------------------------------------------------------------------
              PHARMACEUTICALS - 6.1%
   127,800    Alpharma, Inc., Class A                                 $ 7,812
    85,100    Barr Laboratories, Inc.*                                  5,643
    49,319    CIMA Labs, Inc.*                                          2,568
   155,000    Medicis Pharmaceutical Corp., Class A*                    9,532
   224,000    Titan Pharmaceuticals, Inc.*                             14,560
                                                                   ----------
                                                                       40,115
                                                                   ----------

              RETAIL - 6.4%
   268,100    Cost Plus, Inc.*                                          8,076
   338,300    Linens 'n Things, Inc.*                                   8,626
   201,800    P.F. Chang's China Bistro, Inc.*                          6,975
   294,100    Too, Inc.*                                                6,985
   308,700    Tweeter Home Entertainment Group, Inc.*                  11,210
                                                                   ----------
                                                                       41,872
                                                                   ----------

              SEMICONDUCTORS - 6.6%
   112,500    Elantec Semiconductor, Inc.*                             11,208
    84,700    Exar Corp.*                                              10,249
   199,438    Pericom Semiconductor Corp.*                              7,379
   178,200    Sipex Corp.*                                              7,495
   110,600    Transwitch Corp.*                                         7,051
                                                                   ----------
                                                                       43,382
                                                                   ----------

              SHIPBUILDING - 1.5%
   220,300    Newport News Shipbuilding, Inc.                           9,556
                                                                   ----------

              SOFTWARE - 11.1%
   110,500    Advent Software, Inc.*                                    7,721
   154,000    Aspen Technology, Inc.*                                   6,949
   128,800    BEA Systems, Inc.*                                       10,030
   202,600    Descartes Systems Group, Inc.*                           10,029
   107,900    IONA Technologies PLC ADR*                                7,499
    65,900    Mercury Interactive Corp.*                               10,330
    96,670    Speechworks International*                                5,994
   150,700    Ulticom, Inc.*                                            7,102
   190,400    Webtrends Corp.*                                          7,116
                                                                   ----------
                                                                       72,770
                                                                   ----------

              TELECOMMUNICATIONS - 11.9%
    99,500    Comverse Technology, Inc.*                               10,746
    28,788    Cosine Communications, Inc.*                              1,600
    29,752    Inrange Technologies, Class B*                            1,577
   118,300    Natural Microsystems Corp.*                               6,364
    68,400    Newport Corp.                                            10,894
   126,700    NICE Systems Ltd., ADR*                                   9,122
   367,000    SBA Communications Corp.*                            $   15,391
    30,400    SDL, Inc.*                                                9,403
    94,900    Tollgrade Communications, Inc.*                          13,173
                                                                   ----------
                                                                       78,270
                                                                   ----------

              TRANSPORTATION - 1.3%
   280,100    EGL, Inc.*                                                8,473
                                                                   ----------

              Total Common Stocks
              (cost $535,556)                                         646,663
                                                                   ----------

PRINCIPAL
AMOUNT
(000S)
---------
              SHORT-TERM INVESTMENT - 1.7%
              (cost $11,266)

   $11,266    Bayerische Hypo-Und Vereinsbank, Grand
              Cayman, Eurodollar Time Deposits,
              6.72%, 10/2/00                                           11,266
                                                                   ----------

              Total Investments - 100.2%
              (cost $546,822)                                         657,929

              Liabilities less Other Assets - (.2%)                    (1,532)
                                                                   ----------

              NET ASSETS - 100.0%                                    $656,397
                                                                   ==========


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

GROWTH OPPORTUNITIES FUND

NUMBER                                                                  VALUE
OF SHARES                                                              (000S)
-----------------------------------------------------------------------------
              COMMON STOCKS - 94.1%

              AEROSPACE & DEFENSE - 1.1%
       400    Alliant Techsystems, Inc.*                                 $ 33
                                                                   ----------

              BIOTECHNOLOGY - 4.5%
       250    Genentech Inc.*                                              46
       950    Inhale Therapeutic Systems, Inc.*                            54
       700    Maxygen, Inc.*                                               36
                                                                   ----------
                                                                          136
                                                                   ----------

              COMMERCIAL SERVICES - 5.1%
     1,000    Career Education Corp.*                                      44
     2,800    Caremark Rx, Inc.*                                           32
       700    Corinthian Colleges, Inc.*                                   41
     1,000    DeVry, Inc.*                                                 38
                                                                   ----------
                                                                          155
                                                                   ----------

              COMPUTERS - 5.9%
       125    Brocade Communications Systems, Inc.*                        29
       350    EMC Corp.                                                    35
       350    Nuance Communications, Inc.*                                 43
       275    Sun Microsystems, Inc.*                                      32
       275    Veritas Software Corp.*                                      39
                                                                   ----------
                                                                          178
                                                                   ----------

              DIVERSIFIED FINANCIAL SERVICES - 4.4%
       300    Biotechnology HOLDRs Trust*                                  58
       750    Eaton Vance Corp.                                            38
       900    Metris Companies, Inc.                                       36
                                                                   ----------
                                                                          132
                                                                   ----------

              ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
        74    Proton Energy Systems, Inc.*                                  2
                                                                   ----------

              ELECTRONICS - 2.9%
       550    ACT Manufacturing, Inc.*                                     29
       550    Benchmark Electronics, Inc.*                                 29
       700    Methode Electronics, Inc., Class A                           31
                                                                   ----------
                                                                           89
                                                                   ----------

              FOOD - 1.0%
       600    Suiza Foods Corp.*                                           30
                                                                   ----------

              HEALTHCARE - PRODUCTS - 1.1%
     1,500    Edwards Lifesciences Corp.*                                  33
                                                                   ----------

              HEALTHCARE - SERVICES - 5.0%
     2,000    Tenet Healthcare Corp.*                              $       73
       600    Trigon Healthcare, Inc.*                                     32
     2,200    Health Management Associates, Inc.*                          46
                                                                   ----------
                                                                          151
                                                                   ----------

              HOME FURNISHINGS - 1.3%
     1,000    Harman International Industries, Inc.                        39
                                                                   ----------

              INSURANCE - 4.5%
       475    American General Corp.                                       37
       700    Everest Re Group, Ltd.                                       35
       550    Gallagher (Arthur J.) & Co.                                  32
       250    Marsh & McLennan Cos., Inc.                                  33
                                                                   ----------
                                                                          137
                                                                   ----------

              INTERNET - 1.3%
       275    Ariba, Inc.*                                                 39
                                                                   ----------

              LODGING - 0.8%
     1,200    Orient-Express Hotels Ltd.*                                  23
                                                                   ----------

              MEDIA - 2.1%
       400    Scholastic Corp.*                                            32
       550    Viacom, Inc.*                                                32
                                                                   ----------
                                                                           64
                                                                   ----------

              OIL & GAS PRODUCERS - 2.4%
     1,300    Marine Drilling Co., Inc.*                                   37
       900    Swift Energy Co.*                                            37
                                                                   ----------
                                                                           74
                                                                   ----------

              PHARMACEUTICALS - 8.8%
     1,000    Amerisource Health Corp., Class A*                           47
       350    Cardinal Health, Inc.                                        31
       475    Barr Laboratories, Inc.*                                     31
       800    Cima Labs, Inc.*                                             42
       700    Pfizer, Inc.                                                 31
       400    Sepracor, Inc.*                                              49
       550    Titan Pharmaceuticals, Inc.*                                 36
                                                                   ----------
                                                                          267
                                                                   ----------

              PIPELINES - 1.2%
       600    EL Paso Energy Corp.                                         37
                                                                   ----------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                                  VALUE
OF SHARES                                                              (000S)
-----------------------------------------------------------------------------
              RETAIL - 4.3%
     1,000    Cost Plus, Inc.*                                         $   30
       700    Home Depot, Inc.                                             37
     1,200    Too, Inc.*                                                   29
       900    Tweeter Home Entertainment Group, Inc.*                      33
                                                                   ----------
                                                                          129
                                                                   ----------

              SEMICONDUCTORS - 6.1%
       125    Broadcom Corp.*                                              30
       450    Elantec Semiconductor, Inc.*                                 45
     1,100    Pericom Semiconductor Corp.*                                 41
       800    Sipex Corp.*                                                 34
       550    Transwitch Corp.*                                            35
                                                                   ----------
                                                                          185
                                                                   ----------

              SHIPBUILDING - 1.0%
       700    Newport News Shipbuilding, Inc.                              30
                                                                   ----------

              SOFTWARE - 13.7%
       550    Advent Software, Inc.*                                       38
       650    BEA Systems, Inc.*                                           51
       700    Concord Communications, Inc.*                                19
       850    Descartes Systems Group, Inc.*                               42
       500    Iona Technologies PLC*                                       35
       225    I2 Technologies. Inc.*                                       42
       275    Mercury Interactive Corp.*                                   43
       350    Siebel Systems, Inc.*                                        39
       675    SpeechWorks International, Inc.*                             42
       600    Ulticom, Inc.*                                               28
     1,000    Webtrends Corp.*                                             37
                                                                   ----------
                                                                          416
                                                                   ----------

              TELECOMMUNICATIONS - 14.2%
       275    CIENA Corp.*                                                 34
       400    Comverse Technology, Inc.*                                   43
       350    Extreme Networks, Inc.*                                      40
       200    Juniper Networks, Inc.*                                      44
       625    Natural Microsystems Corp.*                                  34
       275    Network Appliance, Inc.*                                     35
       200    Newport Corp.                                                32
       500    Nice Systems Ltd.*                                           36
       150    SDL, Inc.*                                                   46
       275    Sycamore Networks, Inc.*                                     30
       400    Tollgrade Communications, Inc.*                              55
                                                                   ----------
                                                                          429
                                                                   ----------

              TRANSPORTATION - 1.3%
     1,250    EGL, Inc.*                                           $       38
                                                                   ----------

              Total Common Stocks - 94.1%
              (cost $2,821)                                             2,846

              Other Assets less Liabilities - 5.9%                        179
                                                                   ----------

              NET ASSETS - 100.0%                                      $3,025
                                                                   ==========

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

INTERNATIONAL GROWTH EQUITY FUND

NUMBER                                                                  VALUE
OF SHARES                                                              (000S)
-----------------------------------------------------------------------------
              COMMON STOCKS - 97.3%

              CANADA - 2.3%
   600,000    Barrick Gold Corp.                                      $ 9,150
   110,000    Nortel Networks Corp.                                     6,552
                                                                   ----------
                                                                       15,702
                                                                   ----------

              DENMARK - 1.2%
   150,000    Tele Danmark A/S                                          8,276
                                                                   ----------

              FRANCE - 14.4%
    95,000    Alcatel S.A.                                              6,078
    60,000    Axa UAP                                                   7,836
   115,000    BNP Paribas                                              10,138
    42,000    Cap Gemini S.A.                                           7,894
   150,000    Carrefour Supermarche                                    11,079
   155,000    Schneider Electric S.A.                                   9,766
    75,000    Suez Lyonnaise Des Eaux                                  11,628
   270,000    Thomson CSF                                              11,375
   200,000    Total Fina Elf S.A. ADR                                  14,688
   130,000    Vivendi S.A.                                              9,659
                                                                   ----------
                                                                      100,141
                                                                   ----------

              GERMANY - 7.6%
    34,000    Allianz A.G.                                             11,146
   265,000    Bayer A.G.                                                9,798
   180,000    Bayerische Hypo-und Vereinsbank A.G.                      9,848
   120,000    Deutsche Bank A.G.                                        9,954
   225,000    EON A.G.                                                 11,595
                                                                   ----------
                                                                       52,341
                                                                   ----------

              HONG KONG - 2.8%
 4,400,000    Beijing Enterprises Holding Ltd.                          4,599
 6,499,000    China Resources Enterprise Ltd.                           7,752
   550,000    Hutchison Whampoa                                         7,301
                                                                   ----------
                                                                       19,652
                                                                   ----------

              IRELAND - 1.0%
   130,000    Elan Corp. PLC ADR*                                       7,004
                                                                   ----------

              ITALY - 4.3%
   300,000    Assicurazioni Generali                                    9,650
 1,800,000    ENI-Ente Nazionale Idrocarburi S.p.A.                     9,530
 2,000,000    Unicredito Italiano S.p.A.                               10,431
                                                                   ----------
                                                                       29,611
                                                                   ----------

              JAPAN - 23.0%
   140,000    Benesse Corp.                                        $    8,421
   160,000    Circle K Japan Co. Ltd.                                   5,005
       525    Fuji Television Network Inc.                              6,802
   250,000    KAO Corp.                                                 6,825
   875,000    Kirin Brewery Co. Ltd.                                    8,988
   115,000    Lawson Inc.                                               4,342
 1,000,000    Mitsubishi Estate Co. Ltd.                               10,420
   600,000    Mitsui & Co. Ltd.                                         3,748
 1,550,000    Mitsui Marine & Fire Insurance                            7,129
     1,200    Mizuho Holding Inc.                                       9,883
   350,000    NEC Corp.                                                 7,952
    60,000    Nintendo Co. Ltd.                                        10,955
     1,200    Nippon Telegraph & Telephone Corp.                       11,772
   350,000    Omron Corp.                                               9,215
   400,000    Ricoh Co. Ltd.                                            7,274
   425,000    Sankyo Co. Ltd.                                           9,459
   550,000    Shiseido Co. Ltd.                                         6,830
   100,000    Sony Corp.                                               10,143
   400,000    Sumitomo Electric Industries Ltd.                         6,904
   950,000    Toshiba Corp.                                             7,657
                                                                   ----------
                                                                      159,724
                                                                   ----------

              NETHERLANDS - 8.9%
   150,000    ING Groep N.V.                                            9,991
   165,500    Koninkligke (Royal) Philips Electronics
              N.V. ADR                                                  7,034
   255,000    Royal Dutch Petroleum Co. ADR                            15,284
   225,000    Unilever N.V. ADR                                        10,856
   160,000    VNU N.V.*                                                 8,048
   500,000    Wolters Kluwer N.V.                                      10,148
                                                                   ----------
                                                                       61,361
                                                                   ----------

              SINGAPORE - 2.5%
 5,000,000    DBS Land Ltd.                                             7,642
 6,000,000    Singapore Telecommunications                              9,378
                                                                   ----------
                                                                       17,020
                                                                   ----------

              SOUTH KOREA - 0.9%
   500,000    Korea Electric Power Corp. ADR                            6,531
                                                                   ----------

              SPAIN - 4.2%
   650,000    Banco Bilbao Vizcaya Argentaria S.A.                      9,820
   525,000    Endesa S.A.                                               9,868
   475,000    Telefonica S.A.                                           9,410
                                                                   ----------
                                                                       29,098
                                                                   ----------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                               NORTHERN FUNDS Semiannual Report

NUMBER                                                                  VALUE
OF SHARES                                                              (000S)
-----------------------------------------------------------------------------
              SWEDEN - 1.1%
   500,000    Telefonaktiebolaget LM Ericsson AB ADR                 $  7,406
                                                                   ----------

              SWITZERLAND - 5.8%
     5,100    Nestle S.A.                                              10,623
     5,500    Novartis A.G.                                             8,433
     1,200    Roche Holding A.G.                                       10,553
    23,000    Zurich Allied A.G.                                       10,632
                                                                   ----------
                                                                       40,241
                                                                   ----------

              UNITED KINGDOM - 17.3%
   250,000    Amvescap PLC                                              5,411
   160,000    AstraZeneca PLC ADR                                       8,410
   700,000    Cable & Wireless PLC                                      9,987
   325,000    Colt Telecom Group PLC*                                   9,322
 1,075,000    Diageo PLC                                                9,608
 1,100,000    Enterprise Oil PLC                                        9,002
   140,000    Glaxo Wellcome PLC ADR                                    8,461
   550,000    HSBC Holdings PLC                                         7,689
   450,000    Marconi PLC                                               6,154
   800,000    Reckitt Benckiser PLC                                     9,776
   700,000    Reed International PLC                                    5,558
   475,000    Sema Group PLC                                            8,147
 2,800,000    Tesco PLC                                                10,287
   330,000    Vodafone Group PLC ADR                                   12,210
                                                                   ----------
                                                                      120,022
                                                                   ----------

              Total Common Stocks
              (cost $693,872)                                         674,130
                                                                   ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                                (000S)
-----------------------------------------------------------------------------

              SHORT-TERM INVESTMENT - 4.3%
              (cost $30,156)

   $30,156    Bayerische Hypo-Und Vereinsbank,
              Grand Cayman, Eurodollar
              Time Deposit
              6.72%, 10/2/00                                         $ 30,156
                                                                   ----------

              Total Investments - 101.6%                              704,286
              (cost $724,028)

              Liabilities less Other Assets - (1.6)%                  (11,342)
                                                                   ----------

              NET ASSETS - 100.0%                                    $692,944
                                                                   ==========

At September 30, 2000, the International Growth Equity Fund's investments were diversified as follows:

INDUSTRY
SECTOR
------------------------------------------------------------------------------
Basic Industries/Energy                                                  10.0%
Basic Materials                                                           1.6
Capital Goods                                                             5.6
Consumer Goods                                                            3.3
Financial Services                                                        9.6
Food/Beverages                                                           13.5
Insurance                                                                10.2
Media                                                                     5.5
Pharmaceuticals                                                           8.3
Real Estate                                                               1.7
Retail                                                                    1.5
Technology                                                                9.8
Telecommunication                                                        10.7
Transportation                                                            1.3
Utilities                                                                 5.3
Other                                                                     2.1
                                                                        -----
                                                                        100.0%
                                                                        =====

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

INTERNATIONAL SELECT EQUITY FUND

NUMBER                                                                  VALUE
OF SHARES                                                              (000S)
-----------------------------------------------------------------------------
              COMMON STOCKS - 94.5%

              CANADA - 1.3%
   200,000    Barrick Gold Corp. ADR                                  $ 3,050
                                                                   ----------

              FRANCE - 15.4%
    27,000    Axa-UAP                                                   3,527
    50,000    Banque Nationale de Paris                                 4,408
    20,000    Cap Gemini S.A.                                           3,759
    55,000    Carrefour S.A.                                            4,062
    50,000    Schneider Electric S.A.                                   3,150
    28,000    Suez Lyonnaise                                            4,341
    95,000    Thomson CSF                                               4,002
    70,000    Total S.A. ADR                                            5,141
    50,000    Vivendi S.A.                                              3,715
                                                                   ----------
                                                                       36,105
                                                                   ----------

              GERMANY - 7.0%
    14,000    Allianz A.G.                                              4,590
   115,000    Bayer A.G.                                                4,252
    75,000    Bayerische Motoren Werke (BMW) A.G.                       4,103
   100,000    Merck A.G.                                                3,459
                                                                   ----------
                                                                       16,404
                                                                   ----------

              HONG KONG - 2.9%
 2,300,000    China Resources Enterprises Ltd.                          2,744
   300,000    Hutchinson Whampoa Ltd.                                   3,982
                                                                   ----------
                                                                        6,726
                                                                   ----------

              IRELAND - 1.5%
    65,000    Elan Corp. PLC ADR                                        3,502
                                                                   ----------

              ITALY - 3.3%
   125,000    Assicurazioni Generali                                    4,021
   700,000    Eni S.p.A.                                                3,706
                                                                   ----------
                                                                        7,727
                                                                   ----------

              JAPAN - 23.6%
    65,000    Benesse Corp.                                             3,910
   110,000    Circle K Japan Co. Ltd.                                   3,441
       275    Fuji Television Network, Inc.                             3,563
   145,000    KAO Corp.                                                 3,958
   350,000    Kirin Brewery Co. Ltd.                                    3,595
   400,000    Mitsubishi Estate Co. Ltd.                                4,168
   450,000    Mitsui & Co. Ltd.                                         2,811
       550    Mizuho Holdings Inc.                                      4,530
   130,000    NEC Corp.                                            $    2,953
    20,000    Nintendo Co. Ltd.                                         3,652
       400    Nippon Telegraph & Telephone Corp.                        3,925
   200,000    Sankyo Co. Ltd.                                           4,451
    40,000    Sony Co. Ltd.                                             4,057
   225,000    Sumitomo Electric Industries Ltd.                         3,883
   300,000    Toshiba Co. Ltd.                                          2,418
                                                                   ----------
                                                                       55,315
                                                                   ----------

              NETHERLANDS - 6.8%
    70,000    ING Groep N.V.                                            4,663
    67,750    Koninklijke (Royal) Philips Electronics N.V.              2,879
    75,000    Royal Dutch Petroleum Co. ADR                             4,495
   200,000    Wolters Kluwer N.V.                                       4,059
                                                                   ----------
                                                                       16,096
                                                                   ----------

              SINGAPORE - 3.0%
 2,000,000    DBS Land Ltd.                                             3,057
 2,500,000    Singapore Telecommunications Ltd.                         3,907
                                                                   ----------
                                                                        6,964
                                                                   ----------

              SOUTH KOREA - 1.0%
   175,000    Korea Electric Power Corp. ADR                            2,286
                                                                   ----------

              SPAIN - 5.0%
   275,000    Banco Bilbao Vizcaya Argentaria S.A.                      4,155
   200,000    Empresa Nacional De Electricidad S.A.                     3,759
   200,000    Telefonica S.A.                                           3,962
                                                                   ----------
                                                                       11,876
                                                                   ----------

              SWEDEN - 1.3%
   200,000    Telefonaktiebolaget LM Ericsson AB ADR                    2,963
                                                                   ----------

              SWITZERLAND - 6.5%
     2,000    Nestle S.A.                                               4,166
     2,000    Novartis A.G.                                             3,066
       500    Roche Holding A.G.                                        4,397
     8,000    Zurich Allied A.G.                                        3,698
                                                                   ----------
                                                                       15,327
                                                                   ----------

              UNITED KINGDOM - 15.9%
   250,000    Cable & Wireless PLC                                      3,567
   130,000    Colt Telecom Group PLC                                    3,729
   400,000    Diageo PLC                                                3,575
    60,000    Glaxo Wellcome PLC ADR                                    3,626
   200,000    Marconi PLC                                               2,735

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                                  VALUE
OF SHARES                                                              (000S)
-----------------------------------------------------------------------------
   375,000    Reckitt Benckiser PLC                                  $  4,583
   450,000    Reed International PLC                                    3,573
   200,000    Sema Group PLC                                            3,430
   700,000    Unilever N.V.                                             4,533
   110,000    Vodafone AirTouch PLC ADR                                 4,070
                                                                   ----------
                                                                       37,421
                                                                   ----------

              Total Common Stocks
              (cost $234,425)                                         221,762
                                                                   ----------

PRINCIPAL
AMOUNT
(000S)
---------
              SHORT-TERM INVESTMENT - 3.4%
              (cost $7,852)

    $7,852    Bayerische Hypo-Und Vereinsbank,
              Grand Cayman, Eurodollar Time
              Deposits,
              6.72%, 10/2/00                                            7,852
                                                                   ----------

              Total Investments - 97.9%
              (cost $242,277)                                         229,614

              Other Assets less Liabilities - 2.1%                      5,033
                                                                   ----------

              NET ASSETS - 100.0%                                    $234,647
                                                                   ==========

At September 30, 2000, the International Select Equity Fund's investments were diversified as follows:

INDUSTRY
SECTOR
------------------------------------------------------------------------------
Basic Industries/Energy                                                   6.3%
Basic Materials                                                           2.0
Capital Goods                                                             7.9
Consumer Goods                                                            3.6
Financial Services                                                        8.1
Food/Beverages                                                           13.4
Insurance                                                                 9.7
Media                                                                     7.0
Pharmaceuticals                                                          10.6
Real Estate                                                               2.0
Retail                                                                    1.6
Technology                                                                8.6
Telecommunication                                                         9.1
Transportation                                                            1.8
Utilities                                                                 3.8
Other                                                                     4.5
                                                                        -----
Total                                                                   100.0%
                                                                        =====


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

TECHNOLOGY FUND

NUMBER                                                                  VALUE
OF SHARES                                                              (000S)
-----------------------------------------------------------------------------
              COMMON STOCKS - 95.1%

              COMPUTERS - 12.3%
   305,000    Brocade Communications Systems*                        $ 71,980
 1,580,000    Compaq Computer Corp.*                                   43,576
   628,800    EMC Corp.*                                               62,330
   310,000    Network Appliance, Inc.*                                 39,486
   261,473    StorageNetworks, Inc.*                                   26,719
   607,600    Sun Microsystems, Inc.*                                  70,937
                                                                   ----------
                                                                      315,028
                                                                   ----------

              INTERNET - 11.2%
   300,000    Amazon.Com, Inc.*                                        11,531
   750,000    America Online, Inc.*                                    40,313
   453,680    Ariba, Inc.*                                             64,996
   950,000    eBay, Inc.*                                              65,194
 1,030,000    Exodus Communications, Inc.*                             50,856
   150,000    Verisign, Inc.                                           30,384
   242,200    Yahoo!, Inc.*                                            22,040
                                                                   ----------
                                                                      285,314
                                                                   ----------

              SEMICONDUCTORS - 26.0%
   600,000    Advanced Micro Devices, Inc.                             14,175
   476,000    Altera Corp.*                                            22,729
   550,000    Analog Devices, Inc.*                                    45,409
   574,400    Applied Materials, Inc.*                                 34,069
   375,000    Applied Micro Circuits Corp.*                            77,648
   220,000    Broadcom Corp., Class A*                                 53,625
   380,000    Conexant Systems, Inc.*                                  15,913
   120,000    Cree, Inc.*                                              13,950
    34,300    Elantec Semiconductor, Inc.*                              3,417
   382,000    Integrated Device Technology, Inc.*                      34,571
   500,000    Micron Technology, Inc.*                                 23,000
   300,000    National Semiconductor Corp.*                            12,075
   170,000    ON Semiconductor Corp.*                                   1,849
   360,000    PMC-Sierra, Inc.*                                        77,490
   896,600    Texas Instruments, Inc.                                  42,308
   920,000    Transwitch Corp.*                                        58,650
   580,000    Triquint Semiconductor, Inc.*                            21,134
   485,000    Vitesse Semiconductor Corp.*                             43,135
   818,400    Xilinx, Inc.*                                            70,076
                                                                   ----------
                                                                      665,223
                                                                   ----------

              SOFTWARE - 18.3%
   605,000    Bea Systems, Inc.*                                       47,114
    88,023    Blue Martini Software, Inc.*                              2,982
   280,000    Check Point Software Technologies Ltd.*              $   44,100
   200,000    Electronic Arts, Inc.*                                    9,875
   201,000    I2 Technologies, Inc.                                    37,600
   600,000    Intuit, Inc.*                                            34,200
   180,000    Manugistics Group, Inc.*                                 17,663
   100,000    Mercury Interactive Corp.*                               15,675
   545,000    Microsoft Corp.*                                         32,870
   205,000    Nuance Communications, Inc.*                             24,946
 1,125,240    Oracle Corp.*                                            88,613
   330,824    Siebel Systems, Inc.*                                    36,825
   285,000    SpeechWorks International, Inc.*                         17,670
   402,500    Veritas Software Corp.*                                  57,155
                                                                   ----------
                                                                      467,288
                                                                   ----------

              TELECOMMUNICATIONS - 27.3%
   187,000    Avici Systems, Inc.*                                     17,788
   420,000    Ciena Corp.*                                             51,581
   218,972    Cisco Systems, Inc.*                                     12,098
   152,200    Corning, Inc.*                                           45,203
   490,000    Extreme Networks, Inc.*                                  56,105
   400,000    Global Crossing Ltd.*                                    12,400
   200,000    Inrange Technologies Corp., Class B*                     10,600
   555,000    JDS Uniphase Corp.*                                      52,552
   292,610    Juniper Networks, Inc.*                                  64,063
   970,000    Lucent Technologies, Inc.*                               29,646
 1,372,600    McLeodUSA, Inc., Class A*                                19,645
   751,000    Metromedia Fiber Network, Inc., Class A                  18,259
   711,200    Motorola, Inc.*                                          20,091
   391,000    Redback Networks, Inc.*                                  64,100
   224,855    Next Level Communications, Inc.*                         14,869
   520,000    NEXTLINK Communications, Inc., Class A*                  18,298
   584,000    Nokia Corp. ADR                                          23,251
 1,153,600    Nortel Networks Corp.                                    68,711
   505,000    Palm, Inc.*                                              26,733
   125,000    SDL, Inc.*                                               38,664
   306,267    Sycamore Networks, Inc.*                                 33,077
                                                                   ----------
                                                                      697,734
                                                                   ----------

              Total Common Stocks
              (cost $1,741,391)                                     2,430,587
                                                                   ----------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                 VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              SHORT-TERM INVESTMENT - 4.7%
              (cost $121,429)

  $121,429    Bayerische Hypo-Und Vereinsbank,
              Grand Cayman, Eurodollar
              Time Deposit
              6.72%, 10/2/00                                       $  121,429
                                                                   ----------

              Total Investments - 99.8%                             2,552,016
              (cost $1,862,820)

              Other Assets less Liabilities - .2%                       4,386
                                                                   ----------

              NET ASSETS - 100.0%                                  $2,556,402
                                                                   ==========


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

GLOBAL COMMUNICATIONS FUND

NUMBER                                                                  VALUE
OF SHARES                                                              (000S)
-----------------------------------------------------------------------------
              COMMON STOCKS - 93.7%

              COMPUTERS - 10.9%
    11,740    Brocade Communications System*                          $ 2,771
    16,300    Nuance Communications, Inc.*                              1,984
    17,850    Redback Networks*                                         2,926
    21,701    StorageNetworks, Inc.*                                    2,218
    25,990    Sun Microsystems, Inc.*                                   3,034
                                                                   ----------
                                                                       12,933
                                                                   ----------

              INTERNET - 3.2%
     3,000    Alteon Websystems, Inc.*                                    325
    51,590    Exodus Communications, Inc.*                              2,547
    21,900    Portal Software, Inc.*                                      875
                                                                   ----------
                                                                        3,747
                                                                   ----------

              MEDIA - 0.4%
    13,000    Comcast Corp.                                               532
                                                                   ----------

              SEMICONDUCTORS - 17.8%
    17,715    Applied Micro Circuits Corp.*                             3,668
    27,805    ARM Holdings PLC ADR*                                       916
     9,000    Bookham Technology PLC ADR*                                 386
     4,090    Broadcom Corp.*                                             997
    24,500    Conexant Systems, Inc.*                                   1,024
    31,281    Marvell Technology Group Ltd.*                            2,413
     3,100    Parthus Technologies ADR*                                   125
    14,290    PMC - Sierra, Inc.*                                       3,076
    13,990    Texas Instruments, Inc.                                     660
    58,320    Transwitch Corp.*                                         3,718
    43,210    Triquint Semiconductor, Inc.*                             1,574
    27,795    Vitesse Semiconductor Corp.*                              2,472
                                                                   ----------
                                                                       21,029
                                                                   ----------

              SOFTWARE - 1.0%
    19,773    SpeechWorks International, Inc.*                          1,226
                                                                   ----------

              TELECOMMUNICATIONS - 60.4%
    11,920    Aether Systems, Inc.*                                     1,258
    48,190    Allegiance Telecom, Inc.*                                 1,795
    16,190    Amdocs Ltd.*                                              1,010
     7,670    Avanex Corp.*                                               826
    18,559    Avici Systems, Inc.*                                      1,765
    13,383    Ceragon Networks Ltd.*                                      360
   100,000    China Unicom - HKD*                                         224
    35,163    China Unicom ADR*                                           767
    36,940    CIENA Corp.*                                         $    4,537
    15,810    Cisco Systems, Inc.*                                        874
     9,020    Colt Telecom Group PLC ADR*                                 994
    16,030    Comverse Technology, Inc.*                                1,731
     7,410    Corning, Inc.                                             2,201
    20,000    Corvis Corp.*                                             1,221
    25,230    Echostar Communications Corp.*                            1,331
    26,000    Extreme Networks*                                         2,977
   103,325    Global Crossing Ltd.*                                     3,203
    49,475    Hughes Electronics Corp.                                  1,839
    11,157    Inrange Technologies Corp.*                                 591
    39,400    Jazztel PLC ADR*                                            886
    22,038    JDS Uniphase Corp.*                                       2,087
    16,030    Juniper Networks, Inc.*                                   3,510
    18,140    Leap Wireless International, Inc.*                        1,135
    74,710    Lucent Technologies, Inc.                                 2,283
   289,530    McLeodUSA, Inc.*                                          4,144
   124,230    Metromedia Fiber Network, Inc.*                           3,020
     6,600    MMC Networks, Inc.*                                         835
    10,500    Natural Microsystems Corp.*                                 565
    17,000    Network Appliance, Inc.*                                  2,165
     6,800    New Focus, Inc.*                                            538
    20,636    Next Level Communications, Inc.*                          1,365
    23,830    Nextel Communications, Inc.*                              1,114
    11,450    Nextel Partners, Inc.*                                      333
   122,210    Nextlink Communications, Class A*                         4,300
    28,070    Nokia Oyj ADR                                             1,118
    51,700    Nortel Networks Corp.                                     3,079
        16    NTT DoCoMo, Inc.                                            459
    13,110    Oni Systems Corp.*                                        1,132
    55,950    Palm, Inc.*                                               2,962
    16,170    Scientific-Atlanta, Inc.                                  1,029
     5,780    SDL, Inc.*                                                1,780
    15,150    Sycamore Networks, Inc.*                                  1,636
    15,500    Vodafone Group PLC ADR                                      573
                                                                   ----------
                                                                       71,552
                                                                   ----------

              Total Common Stocks
              (cost $106,134)                                         111,019
                                                                   ----------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                 VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              SHORT-TERM INVESTMENT - 6.8%
              (cost $8,100)

    $8,100    Bayerische Hypo-Und Vereinsbank,
              Grand Cayman, Eurodollar
              Time Deposit
              6.72%, 10/2/00                                         $  8,100
                                                                   ----------

              Total Investments - 100.5%
              (cost $114,234)                                         119,119

              Liabilities less Other Assets - (0.5)%                     (643)
                                                                   ----------

              NET ASSETS - 100.0%                                    $118,476
                                                                   ==========


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                               NORTHERN FUNDS Semiannual Report

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the "Trust"), is a Delaware business trust, which was formed on February 7, 2000, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Income Equity, Stock Index, Large Cap Value, Growth Equity, Select Equity, Mid Cap Growth, Small Cap Index, Small Cap Value, Small Cap Growth, Growth Opportunities, International Growth Equity, International Select Equity, Technology and Global Communications Funds (collectively the "Funds") are separate, diversified investment portfolios of the Trust. Each of the Funds maintains its own investment objective. The Funds were formerly series of Northern Funds, a Massachusetts business trust, and were reorganized into the Trust on July 31, 2000.

     The Northern Trust Company ("Northern Trust" or the "Adviser") serves as investment adviser to the Funds except as noted in the next sentence. Northern Trust Investments, Inc. ("NTI") a wholly-owned subsidiary of Northern Trust Corporation, is the investment adviser for the Stock Index, Small Cap Index, Small Cap Value and Large Cap Value Funds. Northern Trust also serves as custodian, co-administrator, fund accountant and transfer agent for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States or "GAAP". The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities which are traded on a recognized U.S. or foreign securities exchange are generally valued at the last quoted sales price on the securities exchange on which the securities are primarily traded. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are generally valued at the last sales price. Insurance funding agreements are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C. FUTURES CONTRACTS - Certain Funds may enter into long financial futures contracts to maintain liquidity or short financial futures contracts for hedging purposes. These Funds may also enter into futures contracts for speculative purposes. Futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.
          A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is required to make a margin deposit in a segregated account of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains and losses are recognized and payments are made on a daily basis between the Fund and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open contracts. At September 30, 2000, the Stock Index, Small Cap Index and Small Cap Value Funds had entered into exchange-traded long futures contracts and the aggregate market value of securities pledged to cover margin requirements for open positions was approximately $1,021,000, $284,000 and $1,056,000, respectively.

D. STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

E. FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

F. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statements. A Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


           At September 30, 2000, International Growth Equity Fund had outstanding contracts as follows:

                                     Contract Amount   Contract Amount  Unrealized
Contract                  Delivery   (Local Currency)   (U.S. Dollars)  Gain/(Loss)
Type         Currency       Date          (000s)            (000s)        (000s)
-----------------------------------------------------------------------------------
Buy       British Pounds   10/2/00        1,101          $  1,598        $  29
Sell     Hong Kong Dollar  10/2/00        1,593               204           --
Buy        Japanese Yen    10/2/00      277,899             2,589          (17)
Buy       British Pounds   10/3/00          579               848            8
Sell           Euro        10/3/00        1,581             1,390           (5)
Sell       Japanese Yen    10/3/00      203,295             1,890            8
Sell        Swiss Franc    10/3/00          748               432           (1)
Buy       British Pounds   10/4/00        7,622            11,169          100
Sell           Euro        10/4/00          624               549           (2)
Buy       British Pounds   10/5/00          349               511            5
                                                                          ----
                                              Net Unrealized Gain:       $ 125
                                                                          ====

           At September 30, 2000, International Select Equity Fund had outstanding contracts as follows:

                                     Contract Amount   Contract Amount  Unrealized
Contract                  Delivery   (Local Currency)   (U.S. Dollars)  Gain/(Loss)
Type         Currency       Date          (000s)            (000s)        (000s)
-----------------------------------------------------------------------------------
Buy            Euro        10/2/00          861           $   762         $ (2)
Sell        Swiss Franc    10/2/00        1,338               776            2
Buy       British Pounds   10/3/00          196               287            3
Buy       British Pounds   10/4/00        2,064             3,025           27
Sell      British Pounds   10/5/00          596               872           (9)
                                                                          ----
                                                   Net Unrealized Gain:    $21
                                                                          ====


G. INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

H. EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

I. DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid as follows:

                                        DECLARATION        PAYMENT
                                         FREQUENCY        FREQUENCY
-------------------------------------------------------------------
Income Equity                             Monthly          Monthly
Stock Index                               Quarterly      Quarterly
Large Cap Value                           Annually        Annually
Growth Equity                             Quarterly      Quarterly
Select Equity                             Annually        Annually
Mid Cap Growth                            Quarterly      Quarterly
Small Cap Index                           Annually        Annually
Small Cap Value                           Annually        Annually
Small Cap Growth                          Annually        Annually
Growth Opportunities                      Annually        Annually
International Growth Equity               Annually        Annually
International Select Equity               Annually        Annually
Technology                                Annually        Annually
Global Communications                     Annually        Annually


          Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.
          The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to foreign currency transactions, deferral of wash sales and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

J. FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser (or NTI with respect to certain Funds) is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 2000, the Adviser or NTI voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. Northern Trust also reimbursed the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                              ANNUAL       ADVISORY
                             ADVISORY     FEES AFTER       EXPENSE
                               FEES         WAIVERS      LIMITATIONS
--------------------------------------------------------------------
Income Equity                  1.00%         0.85%          1.00%
Stock Index                    0.60%         0.40%          0.55%
Large Cap Value                1.00%         0.85%          1.10%
Growth Equity                  1.00%         0.85%          1.00%
Select Equity                  1.20%         0.85%          1.00%
Mid Cap Growth                 1.00%         0.85%          1.00%
Small Cap Index                0.65%         0.50%          0.65%
Small Cap Value                1.20%         0.85%          1.00%
Small Cap Growth               1.20%         1.00%          1.25%
Growth Opportunities           1.20%         1.00%          1.25%
International Growth
   Equity                      1.20%         1.00%          1.25%
International Select
   Equity                      1.20%         1.00%          1.25%
Technology                     1.20%         1.00%          1.25%
Global Communications          1.25%         1.05%          1.30%
--------------------------------------------------------------------

     The waivers and reimbursements described above are voluntary and may be terminated at any time.
     The Funds have a co-administration agreement with Northern Trust and PFPC, Inc. ("the co-administrators") for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

4. BANK LOANS

The Funds maintain a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the Fed Funds rate.
     Interest expense for the six months ended September 30, 2000 was approximately $4,000 and $3,000, for the Small Cap Growth and Mid Cap Growth Funds, respectively. This amount is included in other expenses on the Statements of Operations.
     As of September 30, 2000, there were no outstanding borrowings.

                                               NORTHERN FUNDS Semiannual Report

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 2000 were as follows:

                                                     PURCHASES                  SALES
                                   --------------------------------------------------------------------
                                      U.S.                                U.S.
AMOUNTS IN THOUSANDS               GOVERNMENT              OTHER       GOVERNMENT              OTHER
-------------------------------------------------------------------------------------------------------
Income Equity                         $--            $    72,302          $--            $   102,323
Stock Index                            --                 25,631           --                 29,468
Large Cap Value                        --                  5,555           --                    160
Growth Equity                          --                311,677           --                296,168
Select Equity                          --                539,037           --                456,974
Mid Cap Growth                         --              1,442,416           --              1,371,678
Small Cap Index                        --                 46,956           --                 50,339
Small Cap Value                        --                 42,652           --                 66,648
Small Cap Growth                       --                900,696           --                800,364
Growth Opportunities                   --                  2,821           --                     --
International Growth Equity            --                564,418           --                478,105
International Select Equity            --                170,109           --                163,087
Technology                             --              1,552,484           --              1,511,112
Global Communications                  --                143,324           --                 35,378
-------------------------------------------------------------------------------------------------------

     At September 30, 2000, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                                            NET                COST
                                   UNREALIZED          UNREALIZED       APPRECIATION         BASIS OF
AMOUNTS IN THOUSANDS              APPRECIATION        DEPRECIATION     (DEPRECIATION)       SECURITIES
--------------------------------------------------------------------------------------------------------
Income Equity                      $  30,868         $   (7,547)        $  23,321        $   178,035
Stock Index                          212,609            (21,184)          191,425            335,673
Large Cap Value                          182               (250)              (68)             5,895
Growth Equity                        441,961            (52,458)          389,503            946,119
Select Equity                        167,009             (1,161)          165,848            429,803
Mid Cap Growth                       166,138            (23,675)          142,463            700,524
Small Cap Index                       20,011            (19,497)              514            103,071
Small Cap Value                       50,204            (35,832)           14,372            174,623
Small Cap Growth                     126,699            (15,592)          111,107            546,822
Growth Opportunities                      76                (51)               25              2,821
International Growth Equity           31,549            (51,291)          (19,742)           724,028
International Select Equity            7,969            (20,632)          (12,663)           242,277
Technology                           810,531           (121,335)          689,196          1,862,820
Global Communications                 15,035            (10,150)            4,885            114,234
--------------------------------------------------------------------------------------------------------

     At March 31, 2000, the approximate capital loss carryforwards for U.S. Federal income tax purposes and their respective years of expiration are as follows:

                             MARCH 31,
AMOUNTS IN THOUSANDS           2007
--------------------------------------
Mid Cap Growth                $4,222
--------------------------------------

These capital loss carryforwards are available to offset future capital gains.

                                               NORTHERN FUNDS Semiannual Report

6. CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2000 were as follows:

                                                                                               NET
                                                     REINVESTMENT                           INCREASE
AMOUNTS IN THOUSANDS                SOLD             OF DIVIDENDS        REDEEMED          (DECREASE)
-----------------------------------------------------------------------------------------------------
Income Equity                         714                  22             (2,254)            (1,518)
Stock Index                         2,876                  18             (2,650)               244
Large Cap Value                       572                  --                (23)               549
Growth Equity                       4,276                  --             (4,621)              (345)
Select Equity                       3,327                  --             (1,288)             2,039
Mid Cap Growth                      9,129                  --             (5,914)             3,215
Small Cap Index                       567                  --             (1,108)              (541)
Small Cap Value                     1,027                  --             (2,682)            (1,655)
Small Cap Growth                    7,864                  --             (2,369)             5,495
Growth Opportunities                  300                  --                 --                300
International Growth Equity        20,899                  --            (17,751)             3,148
International Select Equity         4,339                  --             (4,492)              (153)
Technology                         10,516                  --             (8,617)             1,899
Global Communications              10,977                  --               (801)            10,176
-----------------------------------------------------------------------------------------------------

Transactions of shares of the Funds for the year ended March 31, 2000 were as follows:

                                                                                                                NET
                                                    ISSUED UPON          REINVESTMENT                         INCREASE
AMOUNTS IN THOUSANDS                SOLD           CONVERSION(1)        OF DIVIDENDS       REDEEMED         (DECREASE)
-----------------------------------------------------------------------------------------------------------------------
Income Equity                      10,786               9,504                700            (14,811)            6,179
Stock Index                         6,901              14,818                104             (4,411)           17,412
Growth Equity                       6,719              21,398              3,413             (7,163)           24,367
Select Equity                       8,853                  --                345             (3,085)            6,113
Mid Cap Growth                     31,157                  --                106             (2,550)           28,713
Small Cap Index                       304              14,297                134             (5,372)            9,363
Small Cap                           5,523                  --              1,272            (14,574)           (7,779)
Small Cap Growth                   29,574                  --                 40               (944)           28,670
International Growth Equity        19,413              14,322              2,946             (4,496)           32,185
International Select Equity         8,667                  --              1,447             (2,038)            8,076
Technology                         23,613              10,530              2,936             (5,342)           31,737
-----------------------------------------------------------------------------------------------------------------------

(1) See footnote 7.

7. CONVERSION FROM NORTHERN COMMON TRUST FUNDS

On September 3, 1999, Northern Trust converted six equity common trust funds, into existing funds of the Trust. These conversions were tax-free for federal income tax purposes. The following is a summary of the net assets and shares converted (amounts in thousands):

                                           NORTHERN                                      NET ASSETS            SHARES
COMMON TRUST FUND                            FUND                                         CONVERTED           CONVERTED
-----------------------------------------------------------------------------------------------------------------------
Income Equity Fund                           Income Equity Fund                           $123,163              9,504
Market Equity Fund                           Stock Index Fund                              271,446             14,818
Growth Equity Fund                           Growth Equity Fund                            458,132             21,398
Small Capitalization Fund                    Small Cap Index Fund*                         142,973             14,297
Global Growth Fund                           International Growth Equity Fund              191,041             14,322
Focused Growth Technology Fund               Technology Fund                               359,270             10,530

* Fund commenced operations upon conversion


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                                      93

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                                      94

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

[NORTHERN FUNDS LOGO]-Registered Trademark-

P.O. BOX 75986
CHICAGO, IL 60675-5986
(800) 595-9111

Northern Funds Distributors, LLC, an independent third party.

PRESORTED STANDARD U.S. POSTAGE PAID CHICAGO, IL PERMIT NO. 941